Protective Variable Annuity Separate Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of Protective Variable Annuity Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Protective Variable Annuity Separate Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS American High-Income Trust, Class 2

American Funds IS American High-Income Trust, Class 4

American Funds IS Asset Allocation Fund, Class 2

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 2

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Capital World Bond Fund, Class 4

American Funds IS Capital World Growth and Income Fund, Class 2

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 2

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 2

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS International Fund, Class 4

American Funds IS International Growth and Income Fund, Class 2

American Funds IS International Growth and Income Fund, Class 4

American Funds IS New World Fund, Class 2

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 2

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 2

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Advantage SMID Cap V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

Calvert VP SRI Balanced Portfolio, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Emerging Markets Bond Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2

Fidelity VIP Asset Manager 70% Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Freedom 2015 Portfolio, Service Class 2

Fidelity VIP Freedom 2020 Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2

Fidelity VIP FundsManager 85% Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP High Income Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Strategic Income Portfolio, Service Class 2

Fidelity VIP Target Volatility Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio, Service Class 2

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT International Equity Insights Fund, Institutional Class

Goldman Sachs VIT International Equity Insights Fund, Service Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Large Cap Value Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Institutional Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT Trend Driven Allocation Fund, Service Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Guggenheim Floating Rate Strategies Series

Guggenheim Global Managed Futures Strategy Fund

Guggenheim Multi-Hedge Strategies Fund

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Franchise Fund, Series II

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Discovery Large Cap Fund, Series I

Invesco V.I. Discovery Large Cap Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series I

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Mid Cap Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

MFS VIT Growth Series, Initial Class

MFS VIT Growth Series, Service Class

MFS VIT II Core Equity Portfolio, Service Class

MFS VIT II Emerging Markets Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT III Global Real Estate Portfolio, Service Class

MFS VIT III Mid Cap Value Portfolio, Service Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT Mid Cap Growth Series, Service Class

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Research Series, Initial Class

MFS VIT Research Series, Service Class

MFS VIT Total Return Bond Series, Service Class

MFS VIT Total Return Series, Initial Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Initial Class

MFS VIT Utilities Series, Service Class

MFS VIT Value Series, Service Class

Morgan Stanley VIF Global Strategist Portfolio, Class II

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class

PIMCO VIT High Yield Portfolio, Advisor Class

PIMCO VIT Income Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Micro-Cap Portfolio, Service Class

Royce Capital Fund Small-Cap Portfolio, Service Class

Rydex Commodities Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Mid-Cap Growth Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

VanEck VIP Global Resources Fund, Initial Class

Vanguard VIF Balanced Portfolio

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Equity Income Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Money Market Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

Western Asset Core Plus VIT Portfolio, Class II

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Invesco V.I. Conservative Balanced Fund, Series II

The statement of changes in net assets for the period from January 1, 2024 to August 15, 2024 (date of liquidation).

Guggenheim Long Short Equity Fund

The statement of changes in net assets for the period from January 1, 2024 to December 5, 2024 (date of liquidation).

Morgan Stanley VIF Global Real Estate Portfolio, Class II

The statement of operations for the year period from January 1, 2025 to January 15, 2025 (date of liquidation), the statements of changes in net assets for the period from January 1, 2025 to January 15, 2025 (date of liquidation), and the statement of changes in net assets for the period from October 4, 2024 (date trading commenced) to December 31, 2024.

Invesco V.I. Nasdaq 100 Buffer Fund, December Series II

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 3, 2024 (date trading commenced) to December 31, 2024.

MFS VIT II Research International Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 4, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Morgan Stanley VIF Growth Portfolio, Class II

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 5, 2024 (date trading commenced) to December 31, 2024.

Janus Henderson VIT Enterprise Portfolio, Service Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 16, 2024 (date trading commenced) to December 31, 2024.

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from March 27, 2024 (date trading commenced) to December 31, 2024.

LVIP American Century Disciplined Core Value Fund, Standard Class II

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from May 6, 2024 (date trading commenced) to December 31, 2024.

American Funds IS American Funds Global Balanced Fund, Class 4

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from June 21, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from August 20, 2024 (date trading commenced) to December 31, 2024.

AB VPS Balanced Hedged Allocation Portfolio, Class B

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from May 16, 2025 (date trading commenced) to December 31, 2025.

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from May 22, 2025 (date trading commenced) to December 31, 2025.

First Trust Multi Income Allocation Portfolio, Class I

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS American High-Income Trust, Class 2
ASSETS:
Investments at fair value (1)	$845,333	$906,783	$115,303,262	$2,540,898	$1,104,248	$10,312,690	$899,400
Receivable from the Contracts	-	-	81,390	-	59	-	-
Receivable from the fund manager	129	21	-	71	-	12,567	19
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	4	-
Total assets	845,462	906,804	115,384,652	2,540,969	1,104,307	10,325,261	899,419

LIABILITIES:
Payable to the Contracts	129	21	-	71	-	12,567	19
Payable to the fund manager	-	-	81,390	-	59	-	-
Payable to the Company	-	42	115	22	14	-	6
Total liabilities	129	63	81,505	93	73	12,567	25

NET ASSETS	$845,333	$906,741	$115,303,147	$2,540,876	$1,104,234	$10,312,694	$899,394

ANALYSIS OF NET ASSETS
Accumulation period	$845,333	$906,741	$115,303,147	$2,540,876	$1,104,234	$10,312,694	$899,394
Annuity period	-	-	-	-	-	-	-
Total net assets	$845,333	$906,741	$115,303,147	$2,540,876	$1,104,234	$10,312,694	$899,394

Fair value per share (NAV)	$9.83	$16.29	$81.48	$30.85	$9.86	$14.06	$9.08
Shares outstanding in the Separate Account	85,995	55,665	1,415,111	82,363	111,993	733,477	99,053

(1) Investments in mutual fund shares, at cost	$826,435	$960,672	$104,399,574	$2,464,948	$1,001,958	$9,631,058	$897,923

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS American High-Income Trust, Class 4	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4
ASSETS:
Investments at fair value (1)	$9,242,908	$88,423,662	$200,888,067	$8,581,761	$48,786,071	$523,302	$5,818,263
Receivable from the Contracts	19,818	-	82,154	-	8,333	-	-
Receivable from the fund manager	-	67,182	-	336	-	15	346
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	9	-	10	-	1	-	-
Total assets	9,262,735	88,490,844	200,970,231	8,582,097	48,794,405	523,317	5,818,609

LIABILITIES:
Payable to the Contracts	-	67,182	-	336	-	15	346
Payable to the fund manager	19,818	-	82,154	-	8,333	-	-
Payable to the Company	-	679	-	2	-	4	12
Total liabilities	19,818	67,861	82,154	338	8,333	19	358

NET ASSETS	$9,242,917	$88,422,983	$200,888,077	$8,581,759	$48,786,072	$523,298	$5,818,251

ANALYSIS OF NET ASSETS
Accumulation period	$9,242,917	$88,321,467	$200,888,077	$8,581,759	$48,786,072	$523,298	$5,818,251
Annuity period	-	101,516	-	-	-	-	-
Total net assets	$9,242,917	$88,422,983	$200,888,077	$8,581,759	$48,786,072	$523,298	$5,818,251

Fair value per share (NAV)	$10.27	$27.05	$26.77	$14.48	$14.46	$10.11	$9.93
Shares outstanding in the Separate Account	899,991	3,268,897	7,504,224	592,663	3,373,864	51,761	585,928

(1) Investments in mutual fund shares, at cost	$9,131,299	$64,979,210	$183,254,786	$6,457,997	$40,962,500	$538,827	$5,647,509

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$8,154,389	$24,182,273	$95,956,844	$237,577,586	$7,743,950	$4,781,508	$79,408,234
Receivable from the Contracts	-	49,499	-	209,002	-	-	-
Receivable from the fund manager	389	-	5,336	-	271	6,426	2,969
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	25	-	-	13
Total assets	8,154,778	24,231,772	95,962,180	237,786,613	7,744,221	4,787,934	79,411,216

LIABILITIES:
Payable to the Contracts	389	-	5,336	-	271	6,426	2,969
Payable to the fund manager	-	49,499	-	209,002	-	-	-
Payable to the Company	45	49	48	-	14	43	-
Total liabilities	434	49,548	5,384	209,002	285	6,469	2,969

NET ASSETS	$8,154,344	$24,182,224	$95,956,796	$237,577,611	$7,743,936	$4,781,465	$79,408,247

ANALYSIS OF NET ASSETS
Accumulation period	$8,154,344	$24,182,224	$95,956,796	$237,577,611	$7,743,936	$4,781,465	$79,408,247
Annuity period	-	-	-	-	-	-	-
Total net assets	$8,154,344	$24,182,224	$95,956,796	$237,577,611	$7,743,936	$4,781,465	$79,408,247

Fair value per share (NAV)	$18.38	$17.85	$38.11	$37.55	$19.04	$18.97	$138.80
Shares outstanding in the Separate Account	443,656	1,354,749	2,517,891	6,326,966	406,720	252,056	572,105

(1) Investments in mutual fund shares, at cost	$6,965,224	$20,547,180	$78,812,922	$219,348,809	$9,587,036	$4,320,882	$57,051,887

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$278,925,795	$24,354,670	$155,213,884	$10,691,227	$45,451,426	$1,407,883	$3,610,878
Receivable from the Contracts	191,910	-	105,199	-	31,109	-	-
Receivable from the fund manager	-	1,016	-	408	-	29	184
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	45	19	-	-	-	-	-
Total assets	279,117,750	24,355,705	155,319,083	10,691,635	45,482,535	1,407,912	3,611,062

LIABILITIES:
Payable to the Contracts	-	1,016	-	408	-	29	184
Payable to the fund manager	191,910	-	105,199	-	31,109	-	-
Payable to the Company	-	-	16	103	14	18	16
Total liabilities	191,910	1,016	105,215	511	31,123	47	200

NET ASSETS	$278,925,840	$24,354,689	$155,213,868	$10,691,124	$45,451,412	$1,407,865	$3,610,862

ANALYSIS OF NET ASSETS
Accumulation period	$278,925,840	$24,354,689	$155,213,868	$10,691,124	$45,451,412	$1,407,865	$3,610,862
Annuity period	-	-	-	-	-	-	-
Total net assets	$278,925,840	$24,354,689	$155,213,868	$10,691,124	$45,451,412	$1,407,865	$3,610,862

Fair value per share (NAV)	$134.39	$66.28	$64.77	$22.22	$21.83	$13.10	$12.87
Shares outstanding in the Separate Account	2,075,495	367,451	2,396,385	481,153	2,082,063	107,472	280,566

(1) Investments in mutual fund shares, at cost	$221,818,989	$21,033,952	$144,212,337	$10,118,917	$38,538,684	$1,133,182	$2,897,818

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
ASSETS:
Investments at fair value (1)	$10,644,598	$3,504,520	$45,476,869	$183,335,520	$4,166,645	$33,817,416	$47,572,406
Receivable from the Contracts	-	-	-	378,697	-	42,488	-
Receivable from the fund manager	336	242	2,016	-	219	-	1,509
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	4
Total assets	10,644,934	3,504,762	45,478,885	183,714,217	4,166,864	33,859,904	47,573,919

LIABILITIES:
Payable to the Contracts	336	242	2,016	-	219	-	1,509
Payable to the fund manager	-	-	-	378,697	-	42,488	-
Payable to the Company	4	7	51	2	29	84	-
Total liabilities	340	249	2,067	378,699	248	42,572	1,509

NET ASSETS	$10,644,594	$3,504,513	$45,476,818	$183,335,518	$4,166,616	$33,817,332	$47,572,410

ANALYSIS OF NET ASSETS
Accumulation period	$10,644,594	$3,504,513	$45,476,818	$183,335,518	$4,166,616	$33,817,332	$47,572,410
Annuity period	-	-	-	-	-	-	-
Total net assets	$10,644,594	$3,504,513	$45,476,818	$183,335,518	$4,166,616	$33,817,332	$47,572,410

Fair value per share (NAV)	$32.03	$31.71	$9.37	$9.31	$9.76	$9.74	$17.79
Shares outstanding in the Separate Account	332,332	110,518	4,853,455	19,692,322	426,910	3,472,014	2,674,109

(1) Investments in mutual fund shares, at cost	$8,944,009	$2,922,457	$49,476,376	$184,971,275	$5,010,004	$34,458,864	$38,048,318

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II
ASSETS:
Investments at fair value (1)	$84,337,079	$34,171,998	$4,711,510	$71,320,832	$3,122,445	$874,116	$408,552
Receivable from the Contracts	42,239	38,712	12,165	13,150	-	-	-
Receivable from the fund manager	-	-	-	-	336	34	82
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	7	-	-	-	-	-	-
Total assets	84,379,325	34,210,710	4,723,675	71,333,982	3,122,781	874,150	408,634

LIABILITIES:
Payable to the Contracts	-	-	-	-	336	34	82
Payable to the fund manager	42,239	38,712	12,165	13,150	-	-	-
Payable to the Company	-	80	2	95	26	31	18
Total liabilities	42,239	38,792	12,167	13,245	362	65	100

NET ASSETS	$84,337,086	$34,171,918	$4,711,508	$71,320,737	$3,122,419	$874,085	$408,534

ANALYSIS OF NET ASSETS
Accumulation period	$84,337,086	$34,171,918	$4,711,508	$71,320,737	$3,122,419	$874,085	$408,534
Annuity period	-	-	-	-	-	-	-
Total net assets	$84,337,086	$34,171,918	$4,711,508	$71,320,737	$3,122,419	$874,085	$408,534

Fair value per share (NAV)	$17.55	$14.71	$10.33	$13.34	$11.46	$2.85	$20.42
Shares outstanding in the Separate Account	4,805,532	2,323,045	456,100	5,346,389	272,465	306,707	20,007

(1) Investments in mutual fund shares, at cost	$74,150,665	$31,685,790	$4,848,724	$70,966,455	$2,697,592	$661,263	$447,602

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
ASSETS:
Investments at fair value (1)	$1,100,292	$40,530,004	$18,356,147	$15,644,468	$1,601,297	$2,927,432	$1,949,120
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	38	14,124	838	772	146	189	175
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,100,330	40,544,128	18,356,985	15,645,240	1,601,443	2,927,621	1,949,295

LIABILITIES:
Payable to the Contracts	38	14,124	838	772	146	189	175
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	59	360	239	71	3	24	2
Total liabilities	97	14,484	1,077	843	149	213	177

NET ASSETS	$1,100,233	$40,529,644	$18,355,908	$15,644,397	$1,601,294	$2,927,408	$1,949,118

ANALYSIS OF NET ASSETS
Accumulation period	$1,100,233	$40,529,644	$18,355,908	$15,644,397	$1,601,294	$2,927,408	$1,949,118
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,100,233	$40,529,644	$18,355,908	$15,644,397	$1,601,294	$2,927,408	$1,949,118

Fair value per share (NAV)	$47.01	$23.51	$25.71	$54.18	$8.49	$8.56	$9.46
Shares outstanding in the Separate Account	23,405	1,723,947	713,969	288,750	188,610	341,990	206,038

(1) Investments in mutual fund shares, at cost	$974,011	$33,347,666	$17,074,560	$12,586,479	$1,493,254	$2,989,166	$1,937,684

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional
ASSETS:
Investments at fair value (1)	$1,727,416	$10,505,484	$49,391,849	$672,044	$3,273,721	$2,400,651	$1,668,429
Receivable from the Contracts	-	-	1,756	-	-	-	-
Receivable from the fund manager	59	603	-	784	585	1,156	799
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,727,475	10,506,087	49,393,605	672,828	3,274,306	2,401,807	1,669,228

LIABILITIES:
Payable to the Contracts	59	603	-	784	585	1,156	799
Payable to the fund manager	-	-	1,756	-	-	-	-
Payable to the Company	31	15	27	3	2	3	10
Total liabilities	90	618	1,783	787	587	1,159	809

NET ASSETS	$1,727,385	$10,505,469	$49,391,822	$672,041	$3,273,719	$2,400,648	$1,668,419

ANALYSIS OF NET ASSETS
Accumulation period	$1,727,385	$10,505,469	$49,391,822	$672,041	$3,273,719	$2,400,648	$1,668,419
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,727,385	$10,505,469	$49,391,822	$672,041	$3,273,719	$2,400,648	$1,668,419

Fair value per share (NAV)	$45.64	$33.97	$3.74	$18.44	$9.75	$18.12	$14.78
Shares outstanding in the Separate Account	37,849	309,258	13,206,377	36,445	335,766	132,486	112,884

(1) Investments in mutual fund shares, at cost	$1,313,281	$8,073,323	$48,282,845	$563,578	$3,352,955	$2,200,496	$1,416,495

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$2,417,168	$2,615,418	$6,284,807	$3,028,171	$3,800,237	$43,602,995	$128,276,997
Receivable from the Contracts	-	-	-	-	-	76,359	38,360
Receivable from the fund manager	785	1,254	1,343	827	216	-	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	1	-	-	24	-
Total assets	2,417,953	2,616,672	6,286,151	3,028,998	3,800,453	43,679,378	128,315,357

LIABILITIES:
Payable to the Contracts	785	1,254	1,343	827	216	-	-
Payable to the fund manager	-	-	-	-	-	76,359	38,360
Payable to the Company	-	-	-	1	7	-	69
Total liabilities	785	1,254	1,343	828	223	76,359	38,429

NET ASSETS	$2,417,168	$2,615,418	$6,284,808	$3,028,170	$3,800,230	$43,603,019	$128,276,928

ANALYSIS OF NET ASSETS
Accumulation period	$2,417,168	$2,615,418	$6,284,808	$3,028,170	$3,800,230	$43,603,019	$128,276,928
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,417,168	$2,615,418	$6,284,808	$3,028,170	$3,800,230	$43,603,019	$128,276,928

Fair value per share (NAV)	$18.53	$10.07	$34.91	$22.28	$16.97	$25.23	$25.45
Shares outstanding in the Separate Account	130,446	259,724	180,029	135,914	223,939	1,728,220	5,040,354

(1) Investments in mutual fund shares, at cost	$1,766,009	$2,632,388	$5,892,659	$3,054,855	$3,569,386	$38,203,930	$112,152,620

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$19,934,420	$287,833,293	$91,950	$47,902	$1,512,016	$4,770,140	$911,557
Receivable from the Contracts	-	1,493	-	-	-	-	-
Receivable from the fund manager	2,823	-	3	2	205	179	18
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	21	-	-	-	3	-	-
Total assets	19,937,264	287,834,786	91,953	47,904	1,512,224	4,770,319	911,575

LIABILITIES:
Payable to the Contracts	2,823	-	3	2	205	179	18
Payable to the fund manager	-	1,493	-	-	-	-	-
Payable to the Company	-	2,898	1	-	-	128	3
Total liabilities	2,823	4,391	4	2	205	307	21

NET ASSETS	$19,934,441	$287,830,395	$91,949	$47,902	$1,512,019	$4,770,012	$911,554

ANALYSIS OF NET ASSETS
Accumulation period	$19,934,441	$287,783,804	$91,949	$47,902	$1,512,019	$4,770,012	$911,554
Annuity period	-	46,591	-	-	-	-	-
Total net assets	$19,934,441	$287,830,395	$91,949	$47,902	$1,512,019	$4,770,012	$911,554

Fair value per share (NAV)	$9.80	$56.86	$20.19	$15.85	$27.10	$28.13	$15.86
Shares outstanding in the Separate Account	2,034,124	5,062,140	4,554	3,022	55,794	169,575	57,475

(1) Investments in mutual fund shares, at cost	$19,652,069	$209,343,326	$82,358	$35,002	$1,223,605	$3,301,697	$764,452

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class 2	Fidelity VIP Freedom 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$1,182,346	$2,641,565	$2,687,870	$4,741,894	$958,028	$1,151,862	$48,273
Receivable from the Contracts	-	-	50	-	-	-	-
Receivable from the fund manager	52	63	-	408	22	124	73
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,182,398	2,641,628	2,687,920	4,742,302	958,050	1,151,986	48,346

LIABILITIES:
Payable to the Contracts	52	63	-	408	22	124	73
Payable to the fund manager	-	-	50	-	-	-	-
Payable to the Company	6	27	16	12	22	2	-
Total liabilities	58	90	66	420	44	126	73

NET ASSETS	$1,182,340	$2,641,538	$2,687,854	$4,741,882	$958,006	$1,151,860	$48,273

ANALYSIS OF NET ASSETS
Accumulation period	$1,182,340	$2,641,538	$2,687,854	$4,741,882	$958,006	$1,151,860	$48,273
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,182,340	$2,641,538	$2,687,854	$4,741,882	$958,006	$1,151,860	$48,273

Fair value per share (NAV)	$11.89	$13.13	$11.17	$11.69	$15.48	$31.99	$96.40
Shares outstanding in the Separate Account	99,440	201,185	240,633	405,637	61,888	36,007	501

(1) Investments in mutual fund shares, at cost	$1,136,274	$2,510,406	$2,641,093	$4,206,418	$834,928	$1,103,538	$38,882

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$6,944,603	$3,160,205	$681,351	$699,604,657	$698,178	$5,403,180	$287,317,565
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	360	305	153	883,661	86	338	2,128
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	6,944,963	3,160,510	681,504	700,488,318	698,264	5,403,518	287,319,693

LIABILITIES:
Payable to the Contracts	360	305	153	883,661	86	338	2,128
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	113	12	1	409	6	22	1,983
Total liabilities	473	317	154	884,070	92	360	4,111

NET ASSETS	$6,944,490	$3,160,193	$681,350	$699,604,248	$698,172	$5,403,158	$287,315,582

ANALYSIS OF NET ASSETS
Accumulation period	$6,944,490	$3,160,193	$681,350	$699,604,248	$698,172	$5,403,158	$287,315,582
Annuity period	-	-	-	-	-	-	-
Total net assets	$6,944,490	$3,160,193	$681,350	$699,604,248	$698,172	$5,403,158	$287,315,582

Fair value per share (NAV)	$92.88	$37.81	$4.61	$650.21	$26.25	$13.96	$10.97
Shares outstanding in the Separate Account	74,770	83,581	147,798	1,075,967	26,597	387,047	26,191,209

(1) Investments in mutual fund shares, at cost	$6,067,793	$2,824,269	$682,924	$454,128,232	$520,476	$4,359,654	$317,428,514

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$195,209,231	$898,018	$449,142	$48,548,261	$7,544,005	$430,951	$2,130,400
Receivable from the Contracts	-	-	-	38,196	-	-	-
Receivable from the fund manager	48,140	30	126	-	221	16	146
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	195,257,371	898,048	449,268	48,586,457	7,544,226	430,967	2,130,546

LIABILITIES:
Payable to the Contracts	48,140	30	126	-	221	16	146
Payable to the fund manager	-	-	-	38,196	-	-	-
Payable to the Company	8,926	-	7	18	60	5	19
Total liabilities	57,066	30	133	38,214	281	21	165

NET ASSETS	$195,200,305	$898,018	$449,135	$48,548,243	$7,543,945	$430,946	$2,130,381

ANALYSIS OF NET ASSETS
Accumulation period	$195,101,273	$898,018	$449,135	$48,548,243	$7,543,945	$430,946	$2,130,381
Annuity period	99,032	-	-	-	-	-	-
Total net assets	$195,200,305	$898,018	$449,135	$48,548,243	$7,543,945	$430,946	$2,130,381

Fair value per share (NAV)	$35.17	$11.07	$10.78	$47.54	$24.30	$26.01	$16.17
Shares outstanding in the Separate Account	5,550,447	81,122	41,664	1,021,209	310,453	16,569	131,750

(1) Investments in mutual fund shares, at cost	$179,524,611	$877,735	$480,154	$38,146,252	$5,511,159	$358,131	$2,113,282

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	First Trust Multi Income Allocation Portfolio, Class I	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$404,204	$4,113,812	$58,020,779	$207,619,551	$3,293,917	$390,520,765	$384,929,694
Receivable from the Contracts	-	-	-	57,747	-	-	60,332
Receivable from the fund manager	9	436	2,084	-	85	144,150	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	404,213	4,114,248	58,022,863	207,677,298	3,294,002	390,664,915	384,990,026

LIABILITIES:
Payable to the Contracts	9	436	2,084	-	85	144,150	-
Payable to the fund manager	-	-	-	57,747	-	-	60,332
Payable to the Company	-	-	313	10,389	60	21,002	2,694
Total liabilities	9	436	2,397	68,136	145	165,152	63,026

NET ASSETS	$404,204	$4,113,812	$58,020,466	$207,609,162	$3,293,857	$390,499,763	$384,927,000

ANALYSIS OF NET ASSETS
Accumulation period	$404,204	$4,113,812	$58,020,466	$207,568,488	$3,293,857	$390,319,394	$384,914,263
Annuity period	-	-	-	40,674	-	180,369	12,737
Total net assets	$404,204	$4,113,812	$58,020,466	$207,609,162	$3,293,857	$390,499,763	$384,927,000

Fair value per share (NAV)	$11.55	$13.17	$6.58	$15.16	$19.06	$16.10	$28.04
Shares outstanding in the Separate Account	34,996	312,362	8,817,748	13,695,221	172,818	24,255,948	13,727,878

(1) Investments in mutual fund shares, at cost	$397,028	$4,138,323	$56,385,568	$202,776,821	$3,158,914	$400,525,719	$339,494,584

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class
ASSETS:
Investments at fair value (1)	$70,884,748	$30,501,089	$5,685,239	$269,757,586	$27,260,608	$18,449,664	$30,827,915
Receivable from the Contracts	37,360	-	-	-	-	-	-
Receivable from the fund manager	-	47,001	157	82,740	1,736	1,662	3,174
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	1,787	-
Total assets	70,922,108	30,548,090	5,685,396	269,840,326	27,262,344	18,453,113	30,831,089

LIABILITIES:
Payable to the Contracts	-	47,001	157	82,740	1,736	1,662	3,174
Payable to the fund manager	37,360	-	-	-	-	-	-
Payable to the Company	314	332	50	12,186	42	-	3,844
Total liabilities	37,674	47,333	207	94,926	1,778	1,662	7,018

NET ASSETS	$70,884,434	$30,500,757	$5,685,189	$269,745,400	$27,260,566	$18,451,451	$30,824,071

ANALYSIS OF NET ASSETS
Accumulation period	$70,884,434	$30,500,757	$5,685,189	$269,655,520	$27,260,566	$18,432,306	$30,783,399
Annuity period	-	-	-	89,880	-	19,145	40,672
Total net assets	$70,884,434	$30,500,757	$5,685,189	$269,745,400	$27,260,566	$18,451,451	$30,824,071

Fair value per share (NAV)	$13.87	$14.31	$9.13	$10.50	$9.73	$10.39	$10.46
Shares outstanding in the Separate Account	5,110,652	2,131,453	622,699	25,691,199	2,801,707	1,775,714	2,947,219

(1) Investments in mutual fund shares, at cost	$71,877,808	$36,714,995	$6,441,985	$335,188,882	$29,425,951	$21,368,705	$26,001,127

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
ASSETS:
Investments at fair value (1)	$29,594,564	$70,681,432	$42,768,246	$5,416,667	$87,898,678	$17,892,396	$9,478,324
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	13,048	10,028	7,525	140	21,941	4,036	753
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	6,514	-
Total assets	29,607,612	70,691,460	42,775,771	5,416,807	87,920,619	17,902,946	9,479,077

LIABILITIES:
Payable to the Contracts	13,048	10,028	7,525	140	21,941	4,036	753
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	55,396	58	1,359	28,135	2,810	-	86
Total liabilities	68,444	10,086	8,884	28,275	24,751	4,036	839

NET ASSETS	$29,539,168	$70,681,374	$42,766,887	$5,388,532	$87,895,868	$17,898,910	$9,478,238

ANALYSIS OF NET ASSETS
Accumulation period	$29,438,839	$70,676,199	$42,765,800	$5,380,966	$87,853,933	$17,892,253	$9,478,238
Annuity period	100,329	5,175	1,087	7,566	41,935	6,657	-
Total net assets	$29,539,168	$70,681,374	$42,766,887	$5,388,532	$87,895,868	$17,898,910	$9,478,238

Fair value per share (NAV)	$8.18	$8.19	$9.79	$16.29	$16.54	$14.28	$14.05
Shares outstanding in the Separate Account	3,617,917	8,630,211	4,368,564	332,515	5,314,309	1,252,969	674,614

(1) Investments in mutual fund shares, at cost	$34,503,917	$80,135,439	$70,809,200	$5,038,099	$83,118,948	$15,967,510	$5,857,370

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Guggenheim Floating Rate Strategies Series	Guggenheim Global Managed Futures Strategy Fund
ASSETS:
Investments at fair value (1)	$33,127,715	$187,015,688	$6,284,215	$25,886,746	$634,966	$2,191,019	$126,283
Receivable from the Contracts	-	4,181	-	-	-	-	-
Receivable from the fund manager	4,160	-	519	954	64	60	7
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	4
Total assets	33,131,875	187,019,869	6,284,734	25,887,700	635,030	2,191,079	126,294

LIABILITIES:
Payable to the Contracts	4,160	-	519	954	64	60	7
Payable to the fund manager	-	4,181	-	-	-	-	-
Payable to the Company	21,034	49	92	29,570	25	6	-
Total liabilities	25,194	4,230	611	30,524	89	66	7

NET ASSETS	$33,106,681	$187,015,639	$6,284,123	$25,857,176	$634,941	$2,191,013	$126,287

ANALYSIS OF NET ASSETS
Accumulation period	$32,874,970	$187,015,639	$6,284,123	$25,780,498	$634,941	$2,191,013	$126,287
Annuity period	231,711	-	-	76,678	-	-	-
Total net assets	$33,106,681	$187,015,639	$6,284,123	$25,857,176	$634,941	$2,191,013	$126,287

Fair value per share (NAV)	$15.49	$15.18	$11.46	$21.79	$22.04	$23.51	$16.82
Shares outstanding in the Separate Account	2,138,652	12,319,874	548,361	1,188,010	28,810	93,195	7,508

(1) Investments in mutual fund shares, at cost	$22,233,094	$168,239,953	$6,277,861	$12,297,230	$308,533	$2,423,306	$142,192

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Guggenheim Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II
ASSETS:
Investments at fair value (1)	$189,791	$6,710,642	$2,822,093	$66,564,180	$42,127,501	$21,225,169	$137,842,887
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	213	145	4,264	79,442	724	14,085
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	10,156	-
Total assets	189,796	6,710,855	2,822,238	66,568,444	42,206,943	21,236,049	137,856,972

LIABILITIES:
Payable to the Contracts	5	213	145	4,264	79,442	724	14,085
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	10	102	114	2,628	258	-	10,530
Total liabilities	15	315	259	6,892	79,700	724	24,615

NET ASSETS	$189,781	$6,710,540	$2,821,979	$66,561,552	$42,127,243	$21,235,325	$137,832,357

ANALYSIS OF NET ASSETS
Accumulation period	$189,781	$6,710,540	$2,821,979	$66,538,428	$42,127,243	$21,225,011	$137,764,483
Annuity period	-	-	-	23,124	-	10,314	67,874
Total net assets	$189,781	$6,710,540	$2,821,979	$66,561,552	$42,127,243	$21,235,325	$137,832,357

Fair value per share (NAV)	$23.48	$81.00	$71.95	$17.76	$8.40	$21.42	$21.29
Shares outstanding in the Separate Account	8,083	82,847	39,223	3,747,983	5,015,179	990,904	6,474,537

(1) Investments in mutual fund shares, at cost	$185,663	$4,291,919	$1,284,346	$59,971,351	$60,196,754	$11,937,632	$93,598,968

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
ASSETS:
Investments at fair value (1)	$8,598,186	$47,429,627	$3,103,399	$26,827,656	$283,299,047	$41,965,707	$6,794,069
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	329	5,129	117	1,486	38,177	2,152	3,782
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	13,042	-	15,188	-	-	-
Total assets	8,598,515	47,447,798	3,103,516	26,844,330	283,337,224	41,967,859	6,797,851

LIABILITIES:
Payable to the Contracts	329	5,129	117	1,486	38,177	2,152	3,782
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	84	-	14,987	-	323	3,793	37,041
Total liabilities	413	5,129	15,104	1,486	38,500	5,945	40,823

NET ASSETS	$8,598,102	$47,442,669	$3,088,412	$26,842,844	$283,298,724	$41,961,914	$6,757,028

ANALYSIS OF NET ASSETS
Accumulation period	$8,598,102	$47,418,924	$3,088,412	$26,781,812	$282,930,332	$41,912,004	$6,484,222
Annuity period	-	23,745	-	61,032	368,392	49,910	272,806
Total net assets	$8,598,102	$47,442,669	$3,088,412	$26,842,844	$283,298,724	$41,961,914	$6,757,028

Fair value per share (NAV)	$63.25	$59.25	$75.21	$63.41	$18.12	$35.39	$37.95
Shares outstanding in the Separate Account	135,940	800,500	41,263	423,082	15,634,605	1,185,807	179,027

(1) Investments in mutual fund shares, at cost	$5,721,255	$40,526,579	$2,409,640	$28,515,036	$251,611,192	$38,750,737	$5,250,630

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Sec urities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II
ASSETS:
Investments at fair value (1)	$204,742,830	$7,573,652	$4,255,842	$184,303,588	$108,055,380	$24,502,507	$390,286,113
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	52,783	434	175	42,174	15,762	11,657	132,597
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	8,953	-	-	-
Total assets	204,795,613	7,574,086	4,256,017	184,354,715	108,071,142	24,514,164	390,418,710

LIABILITIES:
Payable to the Contracts	52,783	434	175	42,174	15,762	11,657	132,597
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	21,419	128	638	-	1,161	23,756	20,001
Total liabilities	74,202	562	813	42,174	16,923	35,413	152,598

NET ASSETS	$204,721,411	$7,573,524	$4,255,204	$184,312,541	$108,054,219	$24,478,751	$390,266,112

ANALYSIS OF NET ASSETS
Accumulation period	$204,637,323	$7,573,524	$4,255,204	$184,276,160	$108,026,460	$24,449,341	$389,890,550
Annuity period	84,088	-	-	36,381	27,759	29,410	375,562
Total net assets	$204,721,411	$7,573,524	$4,255,204	$184,312,541	$108,054,219	$24,478,751	$390,266,112

Fair value per share (NAV)	$36.30	$13.80	$4.57	$4.72	$10.54	$21.33	$21.34
Shares outstanding in the Separate Account	5,640,298	548,815	931,256	39,047,370	10,251,934	1,148,735	18,288,946

(1) Investments in mutual fund shares, at cost	$181,665,123	$7,741,065	$4,579,597	$214,401,697	$118,963,169	$19,423,763	$350,827,680

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares
ASSETS:
Investments at fair value (1)	$6,198,486	$91,291,012	$3,544,934	$35,889,899	$16,664,543	$206,801,576	$38,405,375
Receivable from the Contracts	-	-	-	44,689	-	-	-
Receivable from the fund manager	220	5,593	168	-	627	26,237	39,254
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	790	15,801	23
Total assets	6,198,706	91,296,605	3,545,102	35,934,588	16,665,960	206,843,614	38,444,652

LIABILITIES:
Payable to the Contracts	220	5,593	168	-	627	26,237	39,254
Payable to the fund manager	-	-	-	44,689	-	-	-
Payable to the Company	8,574	355	2	29	-	-	-
Total liabilities	8,794	5,948	170	44,718	627	26,237	39,254

NET ASSETS	$6,189,912	$91,290,657	$3,544,932	$35,889,870	$16,665,333	$206,817,377	$38,405,398

ANALYSIS OF NET ASSETS
Accumulation period	$6,185,272	$91,284,537	$3,544,932	$35,889,870	$16,632,070	$206,400,713	$38,405,398
Annuity period	4,640	6,120	-	-	33,263	416,664	-
Total net assets	$6,189,912	$91,290,657	$3,544,932	$35,889,870	$16,665,333	$206,817,377	$38,405,398

Fair value per share (NAV)	$22.15	$21.45	$10.50	$27.71	$17.83	$1.00	$59.48
Shares outstanding in the Separate Account	279,841	4,255,991	337,613	1,295,197	934,635	206,801,576	645,686

(1) Investments in mutual fund shares, at cost	$5,758,501	$106,898,016	$3,560,846	$35,448,488	$16,507,629	$206,801,576	$34,465,976

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
ASSETS:
Investments at fair value (1)	$1,226,665	$11,272,896	$31,234	$10,827,738	$5,650,619	$505,211,331	$99,771,274
Receivable from the Contracts	-	5,145	-	5,161	5,653	-	-
Receivable from the fund manager	179	-	1	-	-	53,228	5,396
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	10,988	-
Total assets	1,226,844	11,278,041	31,235	10,832,899	5,656,272	505,275,547	99,776,670

LIABILITIES:
Payable to the Contracts	179	-	1	-	-	53,228	5,396
Payable to the fund manager	-	5,145	-	5,161	5,653	-	-
Payable to the Company	-	-	-	3	2	-	19,823
Total liabilities	179	5,145	1	5,164	5,655	53,228	25,219

NET ASSETS	$1,226,665	$11,272,896	$31,234	$10,827,735	$5,650,617	$505,222,319	$99,751,451

ANALYSIS OF NET ASSETS
Accumulation period	$1,226,665	$11,272,896	$31,234	$10,827,735	$5,650,617	$505,116,195	$99,743,267
Annuity period	-	-	-	-	-	106,124	8,184
Total net assets	$1,226,665	$11,272,896	$31,234	$10,827,735	$5,650,617	$505,222,319	$99,751,451

Fair value per share (NAV)	$73.35	$51.87	$12.89	$23.94	$53.02	$10.61	$19.84
Shares outstanding in the Separate Account	16,723	217,330	2,423	452,286	106,575	47,616,525	5,028,794

(1) Investments in mutual fund shares, at cost	$1,212,372	$10,212,181	$28,669	$8,942,617	$4,758,482	$560,746,244	$79,200,962

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$121,092,273	$54,389,557	$51,049,234	$40,777,167	$15,251,568	$761,957	$14,906
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	51,449	2,188	7,429	5,223	974	15	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	5,196	-	9,334	-	-	-
Total assets	121,143,722	54,396,941	51,056,663	40,791,724	15,252,542	761,972	14,906

LIABILITIES:
Payable to the Contracts	51,449	2,188	7,429	5,223	974	15	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	4,096	-	1,731	-	13	2	-
Total liabilities	55,545	2,188	9,160	5,223	987	17	-

NET ASSETS	$121,088,177	$54,394,753	$51,047,503	$40,786,501	$15,251,555	$761,955	$14,906

ANALYSIS OF NET ASSETS
Accumulation period	$121,045,136	$54,346,853	$51,035,734	$40,737,782	$15,251,555	$761,955	$14,906
Annuity period	43,041	47,900	11,769	48,719	-	-	-
Total net assets	$121,088,177	$54,394,753	$51,047,503	$40,786,501	$15,251,555	$761,955	$14,906

Fair value per share (NAV)	$18.98	$41.96	$11.11	$26.05	$13.26	$9.05	$9.68
Shares outstanding in the Separate Account	6,379,993	1,296,224	4,594,891	1,565,342	1,150,194	84,241	1,540

(1) Investments in mutual fund shares, at cost	$113,286,147	$30,854,585	$56,237,068	$30,506,655	$15,407,070	$663,781	$12,912

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$312,408	$140,988	$6,429,418	$54,942,770	$6,053,600	$192,049	$5,842,635
Receivable from the Contracts	-	-	-	-	39,681	-	-
Receivable from the fund manager	115	5	235	3,478	-	10	198
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	62	-	19	7	-
Total assets	312,523	140,993	6,429,715	54,946,248	6,093,300	192,066	5,842,833

LIABILITIES:
Payable to the Contracts	115	5	235	3,478	-	10	198
Payable to the fund manager	-	-	-	-	39,681	-	-
Payable to the Company	1	5	-	2,284	-	-	6
Total liabilities	116	10	235	5,762	39,681	10	204

NET ASSETS	$312,407	$140,983	$6,429,480	$54,940,486	$6,053,619	$192,056	$5,842,629

ANALYSIS OF NET ASSETS
Accumulation period	$312,407	$140,983	$6,413,954	$54,916,915	$6,053,619	$192,056	$5,842,629
Annuity period	-	-	15,526	23,571	-	-	-
Total net assets	$312,407	$140,983	$6,429,480	$54,940,486	$6,053,619	$192,056	$5,842,629

Fair value per share (NAV)	$12.25	$31.50	$67.85	$60.68	$31.13	$17.32	$17.60
Shares outstanding in the Separate Account	25,513	4,476	94,759	905,451	194,462	11,089	331,968

(1) Investments in mutual fund shares, at cost	$264,821	$110,079	$2,797,112	$36,793,683	$5,872,281	$158,452	$5,340,761

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$19,035,488	$1,585,841	$29,433,495	$1,281,934	$206,404	$361,223	$2,071,793
Receivable from the Contracts	-	-	17,155	-	-	-	-
Receivable from the fund manager	1,426	61	-	23	8	110	99
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	1
Total assets	19,036,914	1,585,902	29,450,650	1,281,957	206,412	361,333	2,071,893

LIABILITIES:
Payable to the Contracts	1,426	61	-	23	8	110	99
Payable to the fund manager	-	-	17,155	-	-	-	-
Payable to the Company	9,891	75	1,459	-	-	2	-
Total liabilities	11,317	136	18,614	23	8	112	99

NET ASSETS	$19,025,597	$1,585,766	$29,432,036	$1,281,934	$206,404	$361,221	$2,071,794

ANALYSIS OF NET ASSETS
Accumulation period	$18,960,725	$1,585,766	$29,412,219	$1,281,934	$206,404	$361,221	$2,071,794
Annuity period	64,872	-	19,817	-	-	-	-
Total net assets	$19,025,597	$1,585,766	$29,432,036	$1,281,934	$206,404	$361,221	$2,071,794

Fair value per share (NAV)	$36.15	$22.55	$21.87	$20.27	$9.19	$15.56	$9.93
Shares outstanding in the Separate Account	526,570	70,326	1,345,839	63,243	22,460	23,215	208,640

(1) Investments in mutual fund shares, at cost	$10,411,590	$1,313,350	$24,927,970	$1,161,130	$211,814	$349,584	$2,144,060

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT Mid Cap Growth Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class
ASSETS:
Investments at fair value (1)	$4,846,148	$35,505,510	$2,108,611	$2,018,594	$40,565,543	$5,388,802	$3,032,445
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	186	26,120	140	80	2,520	200	115
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	1	172	-	-	-
Total assets	4,846,334	35,531,630	2,108,752	2,018,846	40,568,063	5,389,002	3,032,560

LIABILITIES:
Payable to the Contracts	186	26,120	140	80	2,520	200	115
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	8,286	2,274	-	-	825	7,797	92
Total liabilities	8,472	28,394	140	80	3,345	7,997	207

NET ASSETS	$4,837,862	$35,503,236	$2,108,612	$2,018,766	$40,564,718	$5,381,005	$3,032,353

ANALYSIS OF NET ASSETS
Accumulation period	$4,833,412	$35,479,507	$2,108,612	$1,997,995	$40,556,374	$5,381,005	$3,032,353
Annuity period	4,450	23,729	-	20,771	8,344	-	-
Total net assets	$4,837,862	$35,503,236	$2,108,612	$2,018,766	$40,564,718	$5,381,005	$3,032,353

Fair value per share (NAV)	$26.16	$25.57	$6.57	$15.60	$12.10	$30.49	$29.84
Shares outstanding in the Separate Account	185,250	1,388,561	320,945	129,397	3,352,524	176,740	101,624

(1) Investments in mutual fund shares, at cost	$3,893,294	$29,397,702	$2,402,106	$1,916,459	$51,414,605	$3,671,381	$2,035,769

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Global Strategist Portfolio, Class II
ASSETS:
Investments at fair value (1)	$250,105,033	$12,243,736	$37,897,992	$1,553,256	$15,833,435	$125,963,907	$596,714
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	32,546	461	15,830	55	1,937	17,309	21
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	250,137,579	12,244,197	37,913,822	1,553,311	15,835,372	125,981,216	596,735

LIABILITIES:
Payable to the Contracts	32,546	461	15,830	55	1,937	17,309	21
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	11,329	2,840	11,806	85	1,765	6,171	4
Total liabilities	43,875	3,301	27,636	140	3,702	23,480	25

NET ASSETS	$250,093,704	$12,240,896	$37,886,186	$1,553,171	$15,831,670	$125,957,736	$596,710

ANALYSIS OF NET ASSETS
Accumulation period	$249,987,800	$12,091,898	$37,880,600	$1,553,171	$15,831,670	$125,907,903	$596,710
Annuity period	105,904	148,998	5,586	-	-	49,833	-
Total net assets	$250,093,704	$12,240,896	$37,886,186	$1,553,171	$15,831,670	$125,957,736	$596,710

Fair value per share (NAV)	$11.54	$23.33	$22.64	$37.73	$36.82	$21.57	$10.33
Shares outstanding in the Separate Account	21,672,880	524,806	1,673,940	41,168	430,023	5,839,773	57,765

(1) Investments in mutual fund shares, at cost	$277,008,297	$9,603,272	$31,849,598	$937,300	$9,964,763	$74,146,896	$502,984

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$305,321	$4,028,041	$4,994	$5,357,156	$1,075,633	$5,827,656	$15,554,218
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	10	195	6	256	85	622	933
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	305,331	4,028,236	5,000	5,357,412	1,075,718	5,828,278	15,555,151

LIABILITIES:
Payable to the Contracts	10	195	6	256	85	622	933
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	24	1	72	9	37	173
Total liabilities	10	219	7	328	94	659	1,106

NET ASSETS	$305,321	$4,028,017	$4,993	$5,357,084	$1,075,624	$5,827,619	$15,554,045

ANALYSIS OF NET ASSETS
Accumulation period	$305,321	$4,028,017	$4,993	$5,357,084	$1,075,624	$5,827,619	$15,554,045
Annuity period	-	-	-	-	-	-	-
Total net assets	$305,321	$4,028,017	$4,993	$5,357,084	$1,075,624	$5,827,619	$15,554,045

Fair value per share (NAV)	$20.05	$9.76	$6.42	$6.92	$7.41	$10.35	$7.48
Shares outstanding in the Separate Account	15,228	412,709	778	774,155	145,160	563,059	2,079,441

(1) Investments in mutual fund shares, at cost	$253,081	$3,950,076	$5,576	$7,024,310	$1,046,034	$5,691,545	$25,994,663

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio
ASSETS:
Investments at fair value (1)	$111,357,716	$189,600,915	$92,841,640	$550,350,740	$37,746,612	$32,847,029	$719,120,536
Receivable from the Contracts	-	-	-	64,569	-	-	-
Receivable from the fund manager	22,436	53,800	16,556	-	4,021	1,451	52,505
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	111,380,152	189,654,715	92,858,196	550,415,309	37,750,633	32,848,480	719,173,041

LIABILITIES:
Payable to the Contracts	22,436	53,800	16,556	-	4,021	1,451	52,505
Payable to the fund manager	-	-	-	64,569	-	-	-
Payable to the Company	122	2,578	72	5,600	79	66	55
Total liabilities	22,558	56,378	16,628	70,169	4,100	1,517	52,560

NET ASSETS	$111,357,594	$189,598,337	$92,841,568	$550,345,140	$37,746,533	$32,846,963	$719,120,481

ANALYSIS OF NET ASSETS
Accumulation period	$111,357,594	$189,553,589	$92,841,568	$550,292,709	$37,746,533	$32,846,963	$719,120,481
Annuity period	-	44,748	-	52,431	-	-	-
Total net assets	$111,357,594	$189,598,337	$92,841,568	$550,345,140	$37,746,533	$32,846,963	$719,120,481

Fair value per share (NAV)	$9.78	$12.01	$10.33	$9.45	$11.82	$13.90	$13.79
Shares outstanding in the Separate Account	11,386,270	15,786,920	8,987,574	58,238,174	3,193,453	2,363,096	52,147,972

(1) Investments in mutual fund shares, at cost	$117,552,814	$216,300,357	$92,050,138	$643,310,361	$35,219,325	$25,712,289	$639,792,880

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Rydex Commodities Strategy Fund	Rydex Inverse Government Long Bond Strategy Fund	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
ASSETS:
Investments at fair value (1)	$12,317,897	$113,915,207	$10,708	$9,992	$4,287,697	$117,230,476	$38,921,598
Receivable from the Contracts	-	-	-	-	-	167,107	2,883
Receivable from the fund manager	594	39,803	-	-	110	-	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	12,318,491	113,955,010	10,708	9,992	4,287,807	117,397,583	38,924,481

LIABILITIES:
Payable to the Contracts	594	39,803	-	-	110	-	-
Payable to the fund manager	-	-	-	-	-	167,107	2,883
Payable to the Company	249	2,864	1	10	27	71	12
Total liabilities	843	42,667	1	10	137	167,178	2,895

NET ASSETS	$12,317,648	$113,912,343	$10,707	$9,982	$4,287,670	$117,230,405	$38,921,586

ANALYSIS OF NET ASSETS
Accumulation period	$12,317,648	$113,881,581	$10,707	$9,982	$4,287,670	$117,230,405	$38,921,586
Annuity period	-	30,762	-	-	-	-	-
Total net assets	$12,317,648	$113,912,343	$10,707	$9,982	$4,287,670	$117,230,405	$38,921,586

Fair value per share (NAV)	$9.15	$9.20	$89.50	$109.31	$39.66	$60.72	$54.03
Shares outstanding in the Separate Account	1,346,218	12,382,088	120	91	108,111	1,930,673	720,370

(1) Investments in mutual fund shares, at cost	$13,543,445	$118,669,405	$17,145	$11,671	$4,162,888	$98,698,841	$37,013,383

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Initial Class
ASSETS:
Investments at fair value (1)	$8,119,239	$34,065,492	$9,327,508	$61,656,640	$147,249,038	$72,756,520	$6,441
Receivable from the Contracts	-	88,480	-	-	-	-	-
Receivable from the fund manager	486	-	634	9,036	43,162	42,571	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	21	-	-	-	-	-	1
Total assets	8,119,746	34,153,972	9,328,142	61,665,676	147,292,200	72,799,091	6,442

LIABILITIES:
Payable to the Contracts	486	-	634	9,036	43,162	42,571	-
Payable to the fund manager	-	88,480	-	-	-	-	-
Payable to the Company	-	9	57	385	1,508	10,734	-
Total liabilities	486	88,489	691	9,421	44,670	53,305	-

NET ASSETS	$8,119,260	$34,065,483	$9,327,451	$61,656,255	$147,247,530	$72,745,786	$6,442

ANALYSIS OF NET ASSETS
Accumulation period	$8,119,260	$34,065,483	$9,327,451	$61,656,255	$147,235,595	$72,685,573	$6,442
Annuity period	-	-	-	-	11,935	60,213	-
Total net assets	$8,119,260	$34,065,483	$9,327,451	$61,656,255	$147,247,530	$72,745,786	$6,442

Fair value per share (NAV)	$23.69	$22.43	$12.08	$16.22	$13.17	$14.15	$33.51
Shares outstanding in the Separate Account	342,729	1,518,747	772,145	3,801,273	11,180,641	5,141,803	192

(1) Investments in mutual fund shares, at cost	$9,243,888	$31,572,905	$6,867,333	$58,167,034	$205,751,148	$58,287,458	$2,136

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio
ASSETS:
Investments at fair value (1)	$1,420,275	$535,960	$1,849,508	$490,576	$2,643,579	$5,079,092	$751,820
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,162	481	721	762	595	1,338	134
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,421,437	536,441	1,850,229	491,338	2,644,174	5,080,430	751,954

LIABILITIES:
Payable to the Contracts	1,162	481	721	762	595	1,338	134
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	8	3	6	3	5	20	1
Total liabilities	1,170	484	727	765	600	1,358	135

NET ASSETS	$1,420,267	$535,957	$1,849,502	$490,573	$2,643,574	$5,079,072	$751,819

ANALYSIS OF NET ASSETS
Accumulation period	$1,420,267	$535,957	$1,849,502	$490,573	$2,643,574	$5,079,072	$751,819
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,420,267	$535,957	$1,849,502	$490,573	$2,643,574	$5,079,072	$751,819

Fair value per share (NAV)	$25.41	$61.82	$26.46	$17.47	$26.22	$81.96	$18.83
Shares outstanding in the Separate Account	55,894	8,670	69,898	28,081	100,823	61,970	39,927

(1) Investments in mutual fund shares, at cost	$1,426,774	$430,468	$1,727,231	$404,495	$2,501,213	$3,992,340	$753,200

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio
ASSETS:
Investments at fair value (1)	$4,746,997	$245,225	$1,374,931	$3,701,335	$1,336,573	$1,890,611	$1,142,321
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,372	283	423	799	1,062	542	285
Receivable from dividends	-	-	-	-	-	191	-
Receivable from the Company	13	-	-	-	-	9	-
Total assets	4,748,382	245,508	1,375,354	3,702,134	1,337,635	1,891,353	1,142,606

LIABILITIES:
Payable to the Contracts	1,372	283	423	799	1,062	542	285
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	8	11	3	-	6
Total liabilities	1,372	283	431	810	1,065	542	291

NET ASSETS	$4,747,010	$245,225	$1,374,923	$3,701,324	$1,336,570	$1,890,811	$1,142,315

ANALYSIS OF NET ASSETS
Accumulation period	$4,747,010	$245,225	$1,374,923	$3,701,324	$1,336,570	$1,890,811	$1,142,315
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,747,010	$245,225	$1,374,923	$3,701,324	$1,336,570	$1,890,811	$1,142,315

Fair value per share (NAV)	$36.68	$7.55	$28.59	$27.96	$33.28	$1.00	$11.57
Shares outstanding in the Separate Account	129,416	32,480	48,091	132,380	40,161	1,890,611	98,731

(1) Investments in mutual fund shares, at cost	$3,961,668	$251,590	$1,432,653	$3,518,338	$1,309,457	$1,890,611	$1,213,371

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$3,254,664	$7,837,605	$5,256,318	$7,990,751	$4,583,148
Receivable from the Contracts	-	-	-	-	-
Receivable from the fund manager	944	972	2,493	5,340	364
Receivable from dividends	-	-	-	-	-
Receivable from the Company	-	-	3	-	-
Total assets	3,255,608	7,838,577	5,258,814	7,996,091	4,583,512

LIABILITIES:
Payable to the Contracts	944	972	2,493	5,340	364
Payable to the fund manager	-	-	-	-	-
Payable to the Company	3	1	-	29	56
Total liabilities	947	973	2,493	5,369	420

NET ASSETS	$3,254,661	$7,837,604	$5,256,321	$7,990,722	$4,583,092

ANALYSIS OF NET ASSETS
Accumulation period	$3,254,661	$7,837,604	$5,256,321	$7,990,722	$4,583,092
Annuity period	-	-	-	-	-
Total net assets	$3,254,661	$7,837,604	$5,256,321	$7,990,722	$4,583,092

Fair value per share (NAV)	$10.67	$10.80	$26.86	$60.93	$4.66
Shares outstanding in the Separate Account	305,029	725,704	195,693	131,146	983,508

(1) Investments in mutual fund shares, at cost	$3,203,962	$7,832,397	$4,480,778	$6,897,269	$5,379,105

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS American High-Income Trust, Class 2
INVESTMENT INCOME:
Dividend income	$2,815	$5,180	$-	$22,361	$-	$112,085	$57,219

EXPENSES:
Mortality and expense risk and admin	$2,808	$7,044	$665,266	$22,504	$7,582	$52,394	$6,577

NET INVESTMENT INCOME (LOSS)	7	(1,864)	(665,266)	(143)	(7,582)	59,691	50,642

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$105	$9,452	$309,436	$19,958	$2,022	$3,207	$442
Capital gain distributions	7,803	97,739	8,883,795	208,809	-	244,806	-

Net realized gain (loss) on investments	7,908	107,191	9,193,231	228,767	2,022	248,013	442

Change in net unrealized appreciation (depreciation) on investments	20,430	(102,959)	2,117,072	(49,940)	39,860	773,095	11,560

Net realized and unrealized gain (loss) on investments	28,338	4,232	11,310,303	178,827	41,882	1,021,108	12,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,345	$2,368	$10,645,037	$178,684	$34,300	$1,080,799	$62,644

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS American High-Income Trust, Class 4	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4
INVESTMENT INCOME:
Dividend income	$478,344	$1,743,443	$3,297,034	$242,037	$1,151,889	$15,088	$158,268

EXPENSES:
Mortality and expense risk and admin	$46,792	$787,526	$1,264,545	$66,303	$300,390	$3,692	$32,557

NET INVESTMENT INCOME (LOSS)	431,552	955,917	2,032,489	175,734	851,499	11,396	125,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$216	$2,460,875	$191,501	$86,554	$435,267	$124	$289
Capital gain distributions	-	6,335,878	11,001,060	-	-	-	-

Net realized gain (loss) on investments	216	8,796,753	11,192,561	86,554	435,267	124	289

Change in net unrealized appreciation (depreciation) on investments	73,185	2,437,389	9,539,335	1,178,266	5,587,438	27,499	248,088

Net realized and unrealized gain (loss) on investments	73,401	11,234,142	20,731,896	1,264,820	6,022,705	27,623	248,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$504,953	$12,190,059	$22,764,385	$1,440,554	$6,874,204	$39,019	$374,088

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$105,109	$261,450	$1,269,038	$2,501,376	$26,027	$8,929	$116,582

EXPENSES:
Mortality and expense risk and admin	$58,792	$149,636	$787,449	$1,385,836	$58,102	$29,017	$592,507

NET INVESTMENT INCOME (LOSS)	46,317	111,814	481,589	1,115,540	(32,075)	(20,088)	(475,925)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$32,371	$44,388	$1,916,792	$227,663	$3,271	$6,960	$2,385,561
Capital gain distributions	269,220	580,327	11,826,231	20,989,166	164,115	89,111	5,957,773

Net realized gain (loss) on investments	301,591	624,715	13,743,023	21,216,829	167,386	96,071	8,343,334

Change in net unrealized appreciation (depreciation) on investments	1,266,359	2,960,883	3,561,250	11,453,739	827,573	466,272	5,637,013

Net realized and unrealized gain (loss) on investments	1,567,950	3,585,598	17,304,273	32,670,568	994,959	562,343	13,980,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,614,267	$3,697,412	$17,785,862	$33,786,108	$962,884	$542,255	$13,504,422

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$275,717	$210,450	$995,302	$131,518	$477,009	$32,471	$73,466

EXPENSES:
Mortality and expense risk and admin	$1,771,493	$174,728	$959,344	$80,152	$221,624	$9,272	$18,761

NET INVESTMENT INCOME (LOSS)	(1,495,776)	35,722	35,958	51,366	255,385	23,199	54,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$3,449,614	$297,464	$1,382,244	$84,227	$4,568	$5,099	$3,545
Capital gain distributions	17,257,274	3,814,148	19,648,292	-	-	-	-

Net realized gain (loss) on investments	20,706,888	4,111,612	21,030,536	84,227	4,568	5,099	3,545

Change in net unrealized appreciation (depreciation) on investments	20,514,460	(475,978)	(1,386,465)	2,141,296	7,215,457	331,328	704,474

Net realized and unrealized gain (loss) on investments	41,221,348	3,635,634	19,644,071	2,225,523	7,220,025	336,427	708,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,725,572	$3,671,356	$19,680,029	$2,276,889	$7,475,410	$359,626	$762,724

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
INVESTMENT INCOME:
Dividend income	$112,218	$28,929	$1,906,865	$6,794,721	$175,590	$1,251,407	$645,367

EXPENSES:
Mortality and expense risk and admin	$81,385	$20,110	$337,165	$1,075,878	$32,163	$201,831	$367,487

NET INVESTMENT INCOME (LOSS)	30,833	8,819	1,569,700	5,718,843	143,427	1,049,576	277,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$214,721	$4,717	$26,098	$(265,116)	$2,730	$(120,309)	$772,946
Capital gain distributions	417,486	108,568	-	-	-	-	3,103,565

Net realized gain (loss) on investments	632,207	113,285	26,098	(265,116)	2,730	(120,309)	3,876,511

Change in net unrealized appreciation (depreciation) on investments	1,782,718	518,150	1,165,135	2,653,098	125,268	596,255	2,781,523

Net realized and unrealized gain (loss) on investments	2,414,925	631,435	1,191,233	2,387,982	127,998	475,946	6,658,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,445,758	$640,254	$2,760,933	$8,106,825	$271,425	$1,525,522	$6,935,914

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$939,923	$724,725	$58,010	$2,798,065	$45,424	$14,482	$7,451

EXPENSES:
Mortality and expense risk and admin	$500,796	$222,295	$22,637	$450,070	$17,813	$12,246	$4,791

NET INVESTMENT INCOME (LOSS)	439,127	502,430	35,373	2,347,995	27,611	2,236	2,660

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$40,845	$184,026	$(5,667)	$83,634	$5,224	$8,124	$(5,382)
Capital gain distributions	4,341,978	1,266,271	545,282	6,768,925	-	47,504	53,532

Net realized gain (loss) on investments	4,382,823	1,450,297	539,615	6,852,559	5,224	55,628	48,150

Change in net unrealized appreciation (depreciation) on investments	5,079,395	2,086,303	(229,651)	858,682	349,452	26,840	(9,311)

Net realized and unrealized gain (loss) on investments	9,462,218	3,536,600	309,964	7,711,241	354,676	82,468	38,839

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,901,345	$4,039,030	$345,337	$10,059,236	$382,287	$84,704	$41,499

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$3,469	$-	$-	$78,049	$147,707	$89,493

EXPENSES:
Mortality and expense risk and admin	$12,933	$410,477	$177,748	$104,822	$9,880	$31,720	$11,245

NET INVESTMENT INCOME (LOSS)	(12,933)	(407,008)	(177,748)	(104,822)	68,169	115,987	78,248

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$49,822	$2,003,245	$20,244	$82,615	$11,473	$10,029	$1,253
Capital gain distributions	90,886	2,480,946	1,222,829	-	-	-	-

Net realized gain (loss) on investments	140,708	4,484,191	1,243,073	82,615	11,473	10,029	1,253

Change in net unrealized appreciation (depreciation) on investments	(68,055)	(3,991,496)	16,154	1,675,089	95,861	80,538	(7,902)

Net realized and unrealized gain (loss) on investments	72,653	492,695	1,259,227	1,757,704	107,334	90,567	(6,649)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,720	$85,687	$1,081,479	$1,652,882	$175,503	$206,554	$71,599

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional
INVESTMENT INCOME:
Dividend income	$-	$-	$1,795,085	$12,895	$131,267	$58,672	$51,155

EXPENSES:
Mortality and expense risk and admin	$11,968	$102,795	$320,040	$1,681	$8,893	$6,498	$4,450

NET INVESTMENT INCOME (LOSS)	(11,968)	(102,795)	1,475,045	11,214	122,374	52,174	46,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$10,638	$26,480	$4,872	$50,017	$537	$4,849	$17,489
Capital gain distributions	-	919,771	-	7,840	-	21,905	61,893

Net realized gain (loss) on investments	10,638	946,251	4,872	57,857	537	26,754	79,382

Change in net unrealized appreciation (depreciation) on investments	197,450	1,828,731	881,010	58,967	(6,186)	214,461	330,681

Net realized and unrealized gain (loss) on investments	208,088	2,774,982	885,882	116,824	(5,649)	241,215	410,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,120	$2,672,187	$2,360,927	$128,038	$116,725	$293,389	$456,768

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$93,803	$108,992	$110,878	$52,461	$87,304	$721,653	$1,817,759

EXPENSES:
Mortality and expense risk and admin	$6,253	$7,644	$15,205	$7,636	$23,747	$252,811	$845,407

NET INVESTMENT INCOME (LOSS)	87,550	101,348	95,673	44,825	63,557	468,842	972,352

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$21,894	$1,132	$2,339	$461	$7,171	$10,177	$239,254
Capital gain distributions	68,281	-	346,322	237,339	107,182	967,303	4,364,429

Net realized gain (loss) on investments	90,175	1,132	348,661	237,800	114,353	977,480	4,603,683

Change in net unrealized appreciation (depreciation) on investments	597,263	(2,073)	333,220	(26,867)	185,247	4,297,221	8,750,589

Net realized and unrealized gain (loss) on investments	687,438	(941)	681,881	210,933	299,600	5,274,701	13,354,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$774,988	$100,407	$777,554	$255,758	$363,157	$5,743,543	$14,326,624

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$565,753	$-	$532	$564	$28,298	$76,435	$8,220

EXPENSES:
Mortality and expense risk and admin	$115,683	$2,703,243	$799	$428	$11,699	$52,893	$5,446

NET INVESTMENT INCOME (LOSS)	450,070	(2,703,243)	(267)	136	16,599	23,542	2,774

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$1,956	$25,092,286	$75	$998	$4,494	$174,189	$(943)
Capital gain distributions	-	46,056,678	3,594	309	-	273,681	-

Net realized gain (loss) on investments	1,956	71,148,964	3,669	1,307	4,494	447,870	(943)

Change in net unrealized appreciation (depreciation) on investments	425,594	(24,472,254)	9,559	10,043	76,608	335,079	88,282

Net realized and unrealized gain (loss) on investments	427,550	46,676,710	13,228	11,350	81,102	782,949	87,339

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$877,620	$43,973,467	$12,961	$11,486	$97,701	$806,491	$90,113

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class 2	Fidelity VIP Freedom 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$35,258	$64,838	$90,776	$92,681	$11,134	$14,437	$-

EXPENSES:
Mortality and expense risk and admin	$11,080	$22,153	$24,585	$23,507	$4,426	$9,161	$101

NET INVESTMENT INCOME (LOSS)	24,178	42,685	66,191	69,174	6,708	5,276	(101)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$(10,125)	$(2,620)	$(18,048)	$271	$1,356	$967	$7
Capital gain distributions	62,131	135,878	-	12,447	9,981	99,703	332

Net realized gain (loss) on investments	52,006	133,258	(18,048)	12,718	11,337	100,670	339

Change in net unrealized appreciation (depreciation) on investments	77,555	115,326	98,850	429,338	66,350	48,653	7,397

Net realized and unrealized gain (loss) on investments	129,561	248,584	80,802	442,056	77,687	149,323	7,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,739	$291,269	$146,993	$511,230	$84,395	$154,599	$7,635

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$3,305	$4,990	$48,254	$6,255,466	$5,252	$122,647	$9,738,697

EXPENSES:
Mortality and expense risk and admin	$68,638	$23,112	$6,139	$6,169,502	$3,973	$26,921	$2,657,589

NET INVESTMENT INCOME (LOSS)	(65,333)	(18,122)	42,115	85,964	1,279	95,726	7,081,108

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$92,591	$19,950	$(832)	$117,572,959	$7,056	$4,962	$(2,779,773)
Capital gain distributions	873,251	169,446	-	3,693,786	3,378	-	-

Net realized gain (loss) on investments	965,842	189,396	(832)	121,266,745	10,434	4,962	(2,779,773)

Change in net unrealized appreciation (depreciation) on investments	(51,253)	221,224	6,318	(39,834,399)	93,170	983,893	11,719,946

Net realized and unrealized gain (loss) on investments	914,589	410,620	5,486	81,432,346	103,604	988,855	8,940,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$849,256	$392,498	$47,601	$81,518,310	$104,883	$1,084,581	$16,021,281

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$461,878	$27,899	$98,812	$-	$62,504	$7,194	$16,211

EXPENSES:
Mortality and expense risk and admin	$1,790,727	$7,814	$5,439	$234,384	$43,837	$2,608	$13,760

NET INVESTMENT INCOME (LOSS)	(1,328,849)	20,085	93,373	(234,384)	18,667	4,586	2,451

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$(4,689,012)	$1,865	$2,009	$14,730	$14,701	$2,953	$(305)
Capital gain distributions	22,966,139	-	1,944	2,180,683	-	14,880	75,368

Net realized gain (loss) on investments	18,277,127	1,865	3,953	2,195,413	14,701	17,833	75,063

Change in net unrealized appreciation (depreciation) on investments	(2,859,180)	26,175	(53,995)	6,022,562	970,217	26,418	67,723

Net realized and unrealized gain (loss) on investments	15,417,947	28,040	(50,042)	8,217,975	984,918	44,251	142,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,089,098	$48,125	$43,331	$7,983,591	$1,003,585	$48,837	$145,237

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	First Trust Multi Income Allocation Portfolio, Class I	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$1,082	$46,247	$-	$8,869,007	$59,684	$7,817,931	$2,839,506

EXPENSES:
Mortality and expense risk and admin	$1,222	$8,878	$499,143	$1,653,193	$27,985	$3,967,526	$3,210,637

NET INVESTMENT INCOME (LOSS)	(140)	37,369	(499,143)	7,215,814	31,699	3,850,405	(371,131)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$1,238	$258	$8,479,266	$980,028	$20,923	$8,531,279	$9,457,388
Capital gain distributions	709	17,099	-	1,864,230	330,832	38,519,117	34,018,505

Net realized gain (loss) on investments	1,947	17,357	8,479,266	2,844,258	351,755	47,050,396	43,475,893

Change in net unrealized appreciation (depreciation) on investments	7,175	(24,511)	(1,053,650)	8,591,557	268,241	(21,310,753)	(10,210,131)

Net realized and unrealized gain (loss) on investments	9,122	(7,154)	7,425,616	11,435,815	619,996	25,739,643	33,265,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,982	$30,215	$6,926,473	$18,651,629	$651,695	$29,590,048	$32,894,631

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class
INVESTMENT INCOME:
Dividend income	$573,595	$-	$266,888	$9,184,221	$971,005	$448,870	$679,045

EXPENSES:
Mortality and expense risk and admin	$535,326	$311,606	$53,677	$2,873,412	$255,955	$184,913	$281,364

NET INVESTMENT INCOME (LOSS)	38,269	(311,606)	213,211	6,310,809	715,050	263,957	397,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$518,368	$950,131	$(17,491)	$(7,635,839)	$(202,463)	$(421,945)	$1,531,306
Capital gain distributions	4,473,518	1,785,881	60	-	-	2,201,749	3,692,596

Net realized gain (loss) on investments	4,991,886	2,736,012	(17,431)	(7,635,839)	(202,463)	1,779,804	5,223,902

Change in net unrealized appreciation (depreciation) on investments	(1,000,534)	(2,592,417)	138,745	16,654,349	1,136,722	3,490,855	3,425,773

Net realized and unrealized gain (loss) on investments	3,991,352	143,595	121,314	9,018,510	934,259	5,270,659	8,649,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,029,621	$(168,011)	$334,525	$15,329,319	$1,649,309	$5,534,616	$9,047,356

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
INVESTMENT INCOME:
Dividend income	$318,333	$604,402	$-	$62,826	$812,272	$123,150	$46,400

EXPENSES:
Mortality and expense risk and admin	$340,928	$758,804	$477,251	$50,680	$856,792	$212,869	$76,031

NET INVESTMENT INCOME (LOSS)	(22,595)	(154,402)	(477,251)	12,146	(44,520)	(89,719)	(29,631)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$98,775	$(529,633)	$531,348	$41,025	$2,869,861	$169,575	$395,583
Capital gain distributions	3,959,773	9,531,181	7,449,716	569,604	9,206,542	1,401,542	763,330

Net realized gain (loss) on investments	4,058,548	9,001,548	7,981,064	610,629	12,076,403	1,571,117	1,158,913

Change in net unrealized appreciation (depreciation) on investments	(1,289,629)	(2,580,230)	(5,128,089)	(173,069)	(6,883,077)	961,949	239,044

Net realized and unrealized gain (loss) on investments	2,768,919	6,421,318	2,852,975	437,560	5,193,326	2,533,066	1,397,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,746,324	$6,266,916	$2,375,724	$449,706	$5,148,806	$2,443,347	$1,368,326

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Guggenheim Floating Rate Strategies Series	Guggenheim Global Managed Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$-	$-	$237,695	$171,849	$2,883	$241,364	$2,274

EXPENSES:
Mortality and expense risk and admin	$377,486	$1,675,448	$83,392	$332,095	$7,383	$26,361	$1,371

NET INVESTMENT INCOME (LOSS)	(377,486)	(1,675,448)	154,303	(160,246)	(4,500)	215,003	903

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$1,056,450	$17,386,566	$39,792	$254,811	$13,958	$(28,534)	$(25,611)
Capital gain distributions	4,945,959	28,137,632	729,754	3,252,926	78,764	-	-

Net realized gain (loss) on investments	6,002,409	45,524,198	769,546	3,507,737	92,722	(28,534)	(25,611)

Change in net unrealized appreciation (depreciation) on investments	(688,207)	(20,808,399)	(428,307)	(45,640)	(4,443)	(120,931)	24,794

Net realized and unrealized gain (loss) on investments	5,314,202	24,715,799	341,239	3,462,097	88,279	(149,465)	(817)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,936,716	$23,040,351	$495,542	$3,301,851	$83,779	$65,538	$86

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Guggenheim Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II
INVESTMENT INCOME:
Dividend income	$4,269	$-	$-	$138,117	$2,873,865	$344,960	$1,916,574

EXPENSES:
Mortality and expense risk and admin	$2,162	$75,780	$27,299	$591,060	$592,357	$249,003	$1,353,648

NET INVESTMENT INCOME (LOSS)	2,107	(75,780)	(27,299)	(452,943)	2,281,508	95,957	562,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$(5,439)	$281,810	$145,302	$2,700,566	$(1,527,704)	$660,899	$4,974,373
Capital gain distributions	-	616,131	285,990	9,923,593	-	2,175,091	14,203,086

Net realized gain (loss) on investments	(5,439)	897,941	431,292	12,624,159	(1,527,704)	2,835,990	19,177,459

Change in net unrealized appreciation (depreciation) on investments	550	(163,514)	(133,633)	(1,689,006)	2,258,215	155,280	(1,297,553)

Net realized and unrealized gain (loss) on investments	(4,889)	734,427	297,659	10,935,153	730,511	2,991,270	17,879,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,782)	$658,647	$270,360	$10,482,210	$3,012,019	$3,087,227	$18,442,832

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$5,048,963	$492,127	$-

EXPENSES:
Mortality and expense risk and admin	$114,012	$441,454	$44,300	$281,023	$2,320,830	$357,365	$80,906

NET INVESTMENT INCOME (LOSS)	(114,012)	(441,454)	(44,300)	(281,023)	2,728,133	134,762	(80,906)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$332,609	$9,345,267	$68,969	$1,104,898	$5,240,172	$(213,390)	$94,304
Capital gain distributions	995,981	5,916,793	276,680	2,700,442	14,485,992	2,685,453	1,212,501

Net realized gain (loss) on investments	1,328,590	15,262,060	345,649	3,805,340	19,726,164	2,472,063	1,306,805

Change in net unrealized appreciation (depreciation) on investments	(320,086)	(11,584,061)	(187,714)	(2,759,112)	3,496,361	1,044,013	(383,517)

Net realized and unrealized gain (loss) on investments	1,008,504	3,677,999	157,935	1,046,228	23,222,525	3,516,076	923,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$894,492	$3,236,545	$113,635	$765,205	$25,950,658	$3,650,838	$842,382

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II
INVESTMENT INCOME:
Dividend income	$-	$136,044	$244,672	$9,788,785	$3,084,271	$341,427	$4,502,533

EXPENSES:
Mortality and expense risk and admin	$2,153,995	$59,130	$59,170	$2,036,356	$974,890	$294,588	$3,858,307

NET INVESTMENT INCOME (LOSS)	(2,153,995)	76,914	185,502	7,752,429	2,109,381	46,839	644,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$8,205,023	$(250,169)	$(34,631)	$(5,018,002)	$(806,869)	$268,392	$8,189,807
Capital gain distributions	38,906,058	-	-	-	-	1,803,814	29,308,124

Net realized gain (loss) on investments	47,111,081	(250,169)	(34,631)	(5,018,002)	(806,869)	2,072,206	37,497,931

Change in net unrealized appreciation (depreciation) on investments	(21,758,840)	219,212	316,353	17,871,002	5,170,640	1,022,165	(899,734)

Net realized and unrealized gain (loss) on investments	25,352,241	(30,957)	281,722	12,853,000	4,363,771	3,094,371	36,598,197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,198,246	$45,957	$467,224	$20,605,429	$6,473,152	$3,141,210	$37,242,423

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares
INVESTMENT INCOME:
Dividend income	$32,363	$284,603	$3,178	$71,250	$-	$17,075,088	$524,494

EXPENSES:
Mortality and expense risk and admin	$78,759	$843,682	$16,700	$186,703	$139,756	$4,913,161	$306,872

NET INVESTMENT INCOME (LOSS)	(46,396)	(559,079)	(13,522)	(115,453)	(139,756)	12,161,927	217,622

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$155,935	$3,341,017	$560	$6,579	$448,135	$-	$2,244
Capital gain distributions	370,154	5,710,679	304,307	3,168,067	806,739	-	793,339

Net realized gain (loss) on investments	526,089	9,051,696	304,867	3,174,646	1,254,874	-	795,583

Change in net unrealized appreciation (depreciation) on investments	347,925	3,443,806	(68,520)	(799,645)	(243,192)	-	2,585,677

Net realized and unrealized gain (loss) on investments	874,014	12,495,502	236,347	2,375,001	1,011,682	-	3,381,260

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$827,618	$11,936,423	$222,825	$2,259,548	$871,926	$12,161,927	$3,598,882

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
INVESTMENT INCOME:
Dividend income	$407	$24	$1,172	$-	$54,127	$29,380,522	$561,458

EXPENSES:
Mortality and expense risk and admin	$7,509	$95,178	$257	$91,487	$45,183	$4,938,905	$908,940

NET INVESTMENT INCOME (LOSS)	(7,102)	(95,154)	915	(91,487)	8,944	24,441,617	(347,482)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$(2,636)	$1,360	$62	$1,099	$(245)	$(4,193,495)	$3,258,111
Capital gain distributions	72,524	1,049,688	103	666,015	-	-	7,538,876

Net realized gain (loss) on investments	69,888	1,051,048	165	667,114	(245)	(4,193,495)	10,796,987

Change in net unrealized appreciation (depreciation) on investments	4,858	416,295	957	1,133,258	880,826	14,245,900	2,628,822

Net realized and unrealized gain (loss) on investments	74,746	1,467,343	1,122	1,800,372	880,581	10,052,405	13,425,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,644	$1,372,189	$2,037	$1,708,885	$889,525	$34,494,022	$13,078,327

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$494,316	$293,648	$-	$130,177	$660,371	$13,696	$236

EXPENSES:
Mortality and expense risk and admin	$1,228,755	$568,872	$490,303	$389,332	$99,278	$5,023	$89

NET INVESTMENT INCOME (LOSS)	(734,439)	(275,224)	(490,303)	(259,155)	561,093	8,673	147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$4,248,987	$2,207,187	$4,585,315	$375,998	$7,698	$550	$8
Capital gain distributions	11,543,203	5,491,470	8,125,872	3,218,567	-	-	-

Net realized gain (loss) on investments	15,792,190	7,698,657	12,711,187	3,594,565	7,698	550	8

Change in net unrealized appreciation (depreciation) on investments	(3,802,799)	506,180	(9,665,487)	(1,080,562)	45,005	52,752	1,697

Net realized and unrealized gain (loss) on investments	11,989,391	8,204,837	3,045,700	2,514,003	52,703	53,302	1,705

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,254,952	$7,929,613	$2,555,397	$2,254,848	$613,796	$61,975	$1,852

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$3,673	$-	$-	$-	$11,306	$3,735	$34,361

EXPENSES:
Mortality and expense risk and admin	$3,608	$1,265	$87,389	$477,432	$30,812	$1,852	$31,032

NET INVESTMENT INCOME (LOSS)	65	(1,265)	(87,389)	(477,432)	(19,506)	1,883	3,329

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$334	$988	$158,577	$2,775,892	$(1,272)	$4,497	$4,169
Capital gain distributions	-	8,900	1,195,714	10,325,418	514,423	1,428	254,747

Net realized gain (loss) on investments	334	9,888	1,354,291	13,101,310	513,151	5,925	258,916

Change in net unrealized appreciation (depreciation) on investments	39,499	2,917	(586,440)	(6,981,174)	36,421	50,466	461,496

Net realized and unrealized gain (loss) on investments	39,833	12,805	767,851	6,120,136	549,572	56,391	720,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,898	$11,540	$680,462	$5,642,704	$530,066	$58,274	$723,741

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$236,079	$4,384	$4,964	$11,604	$1,004	$3,795	$14,144

EXPENSES:
Mortality and expense risk and admin	$153,411	$21,518	$251,757	$5,638	$957	$3,677	$10,450

NET INVESTMENT INCOME (LOSS)	82,668	(17,134)	(246,793)	5,966	47	118	3,694

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$1,404,845	$19,310	$532,864	$83	$15	$(79)	$(669)
Capital gain distributions	1,009,682	231,120	4,300,966	-	13,282	-	154,129

Net realized gain (loss) on investments	2,414,527	250,430	4,833,830	83	13,297	(79)	153,460

Change in net unrealized appreciation (depreciation) on investments	2,373,643	(99,855)	(2,112,043)	144,723	(5,386)	6,876	(63,817)

Net realized and unrealized gain (loss) on investments	4,788,170	150,575	2,721,787	144,806	7,911	6,797	89,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,870,838	$133,441	$2,474,994	$150,772	$7,958	$6,915	$93,337

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT Mid Cap Growth Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class
INVESTMENT INCOME:
Dividend income	$77,431	$213,141	$-	$-	$-	$49,671	$4,713

EXPENSES:
Mortality and expense risk and admin	$65,217	$402,175	$11,353	$27,433	$450,574	$69,556	$30,986

NET INVESTMENT INCOME (LOSS)	12,214	(189,034)	(11,353)	(27,433)	(450,574)	(19,885)	(26,273)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$142,761	$2,064,899	$(368)	$(43,976)	$685,906	$124,398	$140,120
Capital gain distributions	1,981,627	15,076,796	342,714	-	-	1,217,246	733,675

Net realized gain (loss) on investments	2,124,388	17,141,695	342,346	(43,976)	685,906	1,341,644	873,795

Change in net unrealized appreciation (depreciation) on investments	(1,589,904)	(12,800,161)	(301,981)	279,389	4,273,085	(766,956)	(506,795)

Net realized and unrealized gain (loss) on investments	534,484	4,341,534	40,365	235,413	4,958,991	574,688	367,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$546,698	$4,152,500	$29,012	$207,980	$4,508,417	$554,803	$340,727

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Global Strategist Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$10,804,375	$330,568	$948,055	$49,312	$433,818	$1,754,455	$-

EXPENSES:
Mortality and expense risk and admin	$2,685,856	$150,629	$372,559	$20,920	$181,471	$1,368,426	$5,538

NET INVESTMENT INCOME (LOSS)	8,118,519	179,939	575,496	28,392	252,347	386,029	(5,538)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$(3,287,272)	$315,982	$525,036	$59,154	$637,372	$4,279,093	$3,167
Capital gain distributions	-	881,468	2,789,228	22,552	216,347	9,693,608	14,186

Net realized gain (loss) on investments	(3,287,272)	1,197,450	3,314,264	81,706	853,719	13,972,701	17,353

Change in net unrealized appreciation (depreciation) on investments	9,902,615	(217,250)	(357,538)	94,414	939,214	(442,260)	54,509

Net realized and unrealized gain (loss) on investments	6,615,343	980,200	2,956,726	176,120	1,792,933	13,530,441	71,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,733,862	$1,160,139	$3,532,222	$204,512	$2,045,280	$13,916,470	$66,324

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$-	$179,471	$127	$311,665	$54,080	$204,020	$522,275

EXPENSES:
Mortality and expense risk and admin	$2,610	$44,348	$14	$70,296	$10,229	$32,381	$178,295

NET INVESTMENT INCOME (LOSS)	(2,610)	135,123	113	241,369	43,851	171,639	343,980

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$9,818	$(76,814)	$(133)	$(53,727)	$2,411	$(811)	$(1,646,201)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	9,818	(76,814)	(133)	(53,727)	2,411	(811)	(1,646,201)

Change in net unrealized appreciation (depreciation) on investments	24,383	320,368	843	455,386	20,214	186,010	2,116,162

Net realized and unrealized gain (loss) on investments	34,201	243,554	710	401,659	22,625	185,199	469,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,591	$378,677	$823	$643,028	$66,476	$356,838	$813,941

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio
INVESTMENT INCOME:
Dividend income	$4,346,516	$6,359,501	$3,859,257	$22,285,024	$835,352	$522,447	$13,890,530

EXPENSES:
Mortality and expense risk and admin	$1,095,174	$2,143,503	$838,621	$5,795,792	$386,747	$410,686	$5,646,995

NET INVESTMENT INCOME (LOSS)	3,251,342	4,215,998	3,020,636	16,489,232	448,605	111,761	8,243,535

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$(654,405)	$(3,527,584)	$41,785	$(12,145,957)	$200,722	$1,580,524	$5,561,263
Capital gain distributions	-	-	-	-	2,134,244	5,726,598	52,530,310

Net realized gain (loss) on investments	(654,405)	(3,527,584)	41,785	(12,145,957)	2,334,966	7,307,122	58,091,573

Change in net unrealized appreciation (depreciation) on investments	2,290,093	12,092,605	43,960	36,819,109	781,747	(2,529,891)	12,181,383

Net realized and unrealized gain (loss) on investments	1,635,688	8,565,021	85,745	24,673,152	3,116,713	4,777,231	70,272,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,887,030	$12,781,019	$3,106,381	$41,162,384	$3,565,318	$4,888,992	$78,516,491

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Rydex Commodities Strategy Fund	Rydex Inverse Government Long Bond Strategy Fund	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$-	$1,956,745	$392	$639	$-	$-	$-

EXPENSES:
Mortality and expense risk and admin	$119,609	$1,013,281	$99	$92	$23,809	$659,345	$216,198

NET INVESTMENT INCOME (LOSS)	(119,609)	943,464	293	547	(23,809)	(659,345)	(216,198)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$289,182	$(1,342,699)	$34	$32	$11,934	$481,672	$10,589
Capital gain distributions	1,868,391	7,821,220	-	-	469,420	10,341,509	1,409,815

Net realized gain (loss) on investments	2,157,573	6,478,521	34	32	481,354	10,823,181	1,420,404

Change in net unrealized appreciation (depreciation) on investments	(991,754)	(1,919,067)	67	(495)	(29,063)	5,664,579	4,261,372

Net realized and unrealized gain (loss) on investments	1,165,819	4,559,454	101	(463)	452,291	16,487,760	5,681,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,046,210	$5,502,918	$394	$84	$428,482	$15,828,415	$5,465,578

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$681,107	$47,921	$1,433,134	$-	$650,699	$139

EXPENSES:
Mortality and expense risk and admin	$47,288	$201,338	$90,848	$613,062	$1,672,457	$768,212	$77

NET INVESTMENT INCOME (LOSS)	(47,288)	479,769	(42,927)	820,072	(1,672,457)	(117,513)	62

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$2,700	$24,627	$372,617	$(273,379)	$(10,932,754)	$1,308,653	$4
Capital gain distributions	1,112,794	1,444,562	149,554	4,001,624	-	5,586,329	-

Net realized gain (loss) on investments	1,115,494	1,469,189	522,171	3,728,245	(10,932,754)	6,894,982	4

Change in net unrealized appreciation (depreciation) on investments	(847,775)	1,874,912	2,334,064	9,241,512	33,420,310	7,423,427	1,592

Net realized and unrealized gain (loss) on investments	267,719	3,344,101	2,856,235	12,969,757	22,487,556	14,318,409	1,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,431	$3,823,870	$2,813,308	$13,789,829	$20,815,099	$14,200,896	$1,658

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio
INVESTMENT INCOME:
Dividend income	$15,803	$4,819	$43,386	$6,772	$33,034	$31,053	$9,423

EXPENSES:
Mortality and expense risk and admin	$2,542	$1,360	$5,083	$1,330	$4,297	$10,363	$1,355

NET INVESTMENT INCOME (LOSS)	13,261	3,459	38,303	5,442	28,737	20,690	8,068

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$808	$2,139	$339	$425	$(34,359)	$6,291	$37
Capital gain distributions	67,688	20,705	50,823	35,411	100,416	59,833	574

Net realized gain (loss) on investments	68,496	22,844	51,162	35,836	66,057	66,124	611

Change in net unrealized appreciation (depreciation) on investments	44,241	90,735	108,835	27,978	106,782	480,443	13,531

Net realized and unrealized gain (loss) on investments	112,737	113,579	159,997	63,814	172,839	546,567	14,142

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,998	$117,038	$198,300	$69,256	$201,576	$567,257	$22,210

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio
INVESTMENT INCOME:
Dividend income	$5,572	$11,670	$10,547	$21,616	$13,723	$67,746	$18,080

EXPENSES:
Mortality and expense risk and admin	$9,800	$579	$3,903	$6,604	$2,316	$4,970	$2,437

NET INVESTMENT INCOME (LOSS)	(4,228)	11,091	6,644	15,012	11,407	62,776	15,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$9,672	$1,673	$5,461	$1,641	$(1,990)	$-	$(93)
Capital gain distributions	150,808	-	71,085	86,117	23,053	-	11,577

Net realized gain (loss) on investments	160,480	1,673	76,546	87,758	21,063	-	11,484

Change in net unrealized appreciation (depreciation) on investments	405,733	3,614	142,570	115,661	74,174	-	(11,756)

Net realized and unrealized gain (loss) on investments	566,213	5,287	219,116	203,419	95,237	-	(272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$561,985	$16,378	$225,760	$218,431	$106,644	$62,776	$15,371

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$102,206	$128,691	$67,487	$50,921	$195,524

EXPENSES:
Mortality and expense risk and admin	$8,092	$15,201	$9,578	$15,227	$58,619

NET INVESTMENT INCOME (LOSS)	94,114	113,490	57,909	35,694	136,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	$2,080	$594	$3,635	$3,263	$7,889
Capital gain distributions	-	-	41,141	237,712	-

Net realized gain (loss) on investments	2,080	594	44,776	240,975	7,889

Change in net unrealized appreciation (depreciation) on investments	72,661	193,413	741,944	533,335	141,033

Net realized and unrealized gain (loss) on investments	74,741	194,007	786,720	774,310	148,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,855	$307,497	$844,629	$810,004	$285,827

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS American High-Income Trust, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7	$(1,864)	$(665,266)	$(143)	$(7,582)	$59,691	$50,642
Net realized gain (loss) on investments	7,908	107,191	9,193,231	228,767	2,022	248,013	442
Change in net unrealized appreciation (depreciation) on investments	20,430	(102,959)	2,117,072	(49,940)	39,860	773,095	11,560

Net increase (decrease) in net assets resulting from operations	28,345	2,368	10,645,037	178,684	34,300	1,080,799	62,644

CONTRACT TRANSACTIONS:
Contract owners’ net payments	613,149	8,725	34,769,986	278,099	279,426	4,632,258	300
Contract maintenance charges	(2,712)	(3,366)	(1,421,382)	(12,907)	(3,761)	(119,739)	(4,345)
Contract owners’ benefits	(4,408)	(37,652)	(2,303,458)	(253,780)	(31,590)	(204,165)	(18,521)
Net transfers (to) from the Company and/or Subaccounts	153,375	(87,300)	7,309,600	(369,755)	52,572	676,766	5,801

Increase (decrease) in net assets resulting from Contract transactions	759,404	(119,593)	38,354,746	(358,343)	296,647	4,985,120	(16,765)

Total increase (decrease) in net assets	787,749	(117,225)	48,999,783	(179,659)	330,947	6,065,919	45,879

NET ASSETS:
Beginning of period	57,584	1,023,966	66,303,364	2,720,535	773,287	4,246,775	853,515

End of period	$845,333	$906,741	$115,303,147	$2,540,876	$1,104,234	$10,312,694	$899,394

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS American High-Income Trust, Class 4	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$431,552	$955,917	$2,032,489	$175,734	$851,499	$11,396	$125,711
Net realized gain (loss) on investments	216	8,796,753	11,192,561	86,554	435,267	124	289
Change in net unrealized appreciation (depreciation) on investments	73,185	2,437,389	9,539,335	1,178,266	5,587,438	27,499	248,088

Net increase (decrease) in net assets resulting from operations	504,953	12,190,059	22,764,385	1,440,554	6,874,204	39,019	374,088

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,660,824	1,088,150	39,766,924	55,284	11,854,108	-	1,778,432
Contract maintenance charges	(119,197)	(592,677)	(2,374,067)	(25,032)	(661,279)	(2,331)	(87,510)
Contract owners’ benefits	(281,650)	(12,268,917)	(8,152,258)	(345,302)	(1,750,575)	(2,393)	(288,689)
Net transfers (to) from the Company and/or Subaccounts	1,046,882	(2,263,391)	27,427,039	(227,077)	1,292,179	35,065	421,800

Increase (decrease) in net assets resulting from Contract transactions	3,306,859	(14,036,835)	56,667,638	(542,127)	10,734,433	30,341	1,824,033

Total increase (decrease) in net assets	3,811,812	(1,846,776)	79,432,023	898,427	17,608,637	69,360	2,198,121

NET ASSETS:
Beginning of period	5,431,105	90,269,759	121,456,054	7,683,332	31,177,435	453,938	3,620,130

End of period	$9,242,917	$88,422,983	$200,888,077	$8,581,759	$48,786,072	$523,298	$5,818,251

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,317	$111,814	$481,589	$1,115,540	$(32,075)	$(20,088)	$(475,925)
Net realized gain (loss) on investments	301,591	624,715	13,743,023	21,216,829	167,386	96,071	8,343,334
Change in net unrealized appreciation (depreciation) on investments	1,266,359	2,960,883	3,561,250	11,453,739	827,573	466,272	5,637,013

Net increase (decrease) in net assets resulting from operations	1,614,267	3,697,412	17,785,862	33,786,108	962,884	542,255	13,504,422

CONTRACT TRANSACTIONS:
Contract owners’ net payments	48,160	7,613,278	683,784	76,816,344	18,086	1,102,074	2,258,819
Contract maintenance charges	(21,887)	(230,669)	(969,700)	(2,834,838)	(28,466)	(53,188)	(378,778)
Contract owners’ benefits	(183,540)	(1,326,201)	(10,700,644)	(6,119,772)	(347,632)	(154,866)	(6,067,244)
Net transfers (to) from the Company and/or Subaccounts	(157,656)	3,042,017	(2,910,215)	11,732,722	93,380	65,996	(4,752,652)

Increase (decrease) in net assets resulting from Contract transactions	(314,923)	9,098,425	(13,896,775)	79,594,456	(264,632)	960,016	(8,939,855)

Total increase (decrease) in net assets	1,299,344	12,795,837	3,889,087	113,380,564	698,252	1,502,271	4,564,567

NET ASSETS:
Beginning of period	6,855,000	11,386,387	92,067,709	124,197,047	7,045,684	3,279,194	74,843,680

End of period	$8,154,344	$24,182,224	$95,956,796	$237,577,611	$7,743,936	$4,781,465	$79,408,247

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,495,776)	$35,722	$35,958	$51,366	$255,385	$23,199	$54,705
Net realized gain (loss) on investments	20,706,888	4,111,612	21,030,536	84,227	4,568	5,099	3,545
Change in net unrealized appreciation (depreciation) on investments	20,514,460	(475,978)	(1,386,465)	2,141,296	7,215,457	331,328	704,474

Net increase (decrease) in net assets resulting from operations	39,725,572	3,671,356	19,680,029	2,276,889	7,475,410	359,626	762,724

CONTRACT TRANSACTIONS:
Contract owners’ net payments	79,956,502	17,753	40,377,964	132,590	14,765,253	900	1,143,377
Contract maintenance charges	(2,943,608)	(89,742)	(1,724,747)	(31,228)	(523,823)	(5,543)	(32,935)
Contract owners’ benefits	(14,037,987)	(800,275)	(5,242,587)	(644,060)	(431,801)	(26,437)	(115,994)
Net transfers (to) from the Company and/or Subaccounts	7,021,518	(806,762)	8,655,222	(145,816)	3,126,712	23,619	97,958

Increase (decrease) in net assets resulting from Contract transactions	69,996,425	(1,679,026)	42,065,852	(688,514)	16,936,341	(7,461)	1,092,406

Total increase (decrease) in net assets	109,721,997	1,992,330	61,745,881	1,588,375	24,411,751	352,165	1,855,130

NET ASSETS:
Beginning of period	169,203,843	22,362,359	93,467,987	9,102,749	21,039,661	1,055,700	1,755,732

End of period	$278,925,840	$24,354,689	$155,213,868	$10,691,124	$45,451,412	$1,407,865	$3,610,862

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,833	$8,819	$1,569,700	$5,718,843	$143,427	$1,049,576	$277,880
Net realized gain (loss) on investments	632,207	113,285	26,098	(265,116)	2,730	(120,309)	3,876,511
Change in net unrealized appreciation (depreciation) on investments	1,782,718	518,150	1,165,135	2,653,098	125,268	596,255	2,781,523

Net increase (decrease) in net assets resulting from operations	2,445,758	640,254	2,760,933	8,106,825	271,425	1,525,522	6,935,914

CONTRACT TRANSACTIONS:
Contract owners’ net payments	110,721	1,215,786	217,384	51,129,439	14,083	5,614,935	746,869
Contract maintenance charges	(34,547)	(12,619)	(438,673)	(2,278,858)	(15,883)	(421,753)	(171,483)
Contract owners’ benefits	(1,090,695)	(31,751)	(2,213,517)	(4,923,580)	(243,504)	(1,720,396)	(3,959,380)
Net transfers (to) from the Company and/or Subaccounts	(403,966)	(9,795)	2,715,807	28,703,686	185,357	11,629,617	(1,137,295)

Increase (decrease) in net assets resulting from Contract transactions	(1,418,487)	1,161,621	281,001	72,630,687	(59,947)	15,102,403	(4,521,289)

Total increase (decrease) in net assets	1,027,271	1,801,875	3,041,934	80,737,512	211,478	16,627,925	2,414,625

NET ASSETS:
Beginning of period	9,617,323	1,702,638	42,434,884	102,598,006	3,955,138	17,189,407	45,157,785

End of period	$10,644,594	$3,504,513	$45,476,818	$183,335,518	$4,166,616	$33,817,332	$47,572,410

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$439,127	$502,430	$35,373	$2,347,995	$27,611	$2,236	$2,660
Net realized gain (loss) on investments	4,382,823	1,450,297	539,615	6,852,559	5,224	55,628	48,150
Change in net unrealized appreciation (depreciation) on investments	5,079,395	2,086,303	(229,651)	858,682	349,452	26,840	(9,311)

Net increase (decrease) in net assets resulting from operations	9,901,345	4,039,030	345,337	10,059,236	382,287	84,704	41,499

CONTRACT TRANSACTIONS:
Contract owners’ net payments	26,589,008	8,637,884	2,097,102	13,756,096	642,413	-	19,241
Contract maintenance charges	(942,823)	(413,363)	(52,628)	(910,378)	(32,717)	(229)	(3,161)
Contract owners’ benefits	(1,208,319)	(1,275,093)	(74,860)	(1,727,733)	(27,525)	(70,110)	(97,856)
Net transfers (to) from the Company and/or Subaccounts	628,727	(577,715)	89,557	3,679,691	35,455	316	(58,182)

Increase (decrease) in net assets resulting from Contract transactions	25,066,593	6,371,713	2,059,171	14,797,676	617,626	(70,023)	(139,958)

Total increase (decrease) in net assets	34,967,938	10,410,743	2,404,508	24,856,912	999,913	14,681	(98,459)

NET ASSETS:
Beginning of period	49,369,148	23,761,175	2,307,000	46,463,825	2,122,506	859,404	506,993

End of period	$84,337,086	$34,171,918	$4,711,508	$71,320,737	$3,122,419	$874,085	$408,534

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,933)	$(407,008)	$(177,748)	$(104,822)	$68,169	$115,987	$78,248
Net realized gain (loss) on investments	140,708	4,484,191	1,243,073	82,615	11,473	10,029	1,253
Change in net unrealized appreciation (depreciation) on investments	(68,055)	(3,991,496)	16,154	1,675,089	95,861	80,538	(7,902)

Net increase (decrease) in net assets resulting from operations	59,720	85,687	1,081,479	1,652,882	175,503	206,554	71,599

CONTRACT TRANSACTIONS:
Contract owners’ net payments	217,599	401,600	164,906	3,679,892	401,660	345,432	333,817
Contract maintenance charges	(5,057)	(464,983)	(178,056)	(222,586)	(27,531)	(19,684)	(15,999)
Contract owners’ benefits	(275,184)	(5,323,612)	(2,058,307)	(708,250)	(249,490)	(543,849)	(114,357)
Net transfers (to) from the Company and/or Subaccounts	78,253	975,688	9,097	244,858	66,868	386,571	440,483

Increase (decrease) in net assets resulting from Contract transactions	15,611	(4,411,307)	(2,062,360)	2,993,914	191,507	168,470	643,944

Total increase (decrease) in net assets	75,331	(4,325,620)	(980,881)	4,646,796	367,010	375,024	715,543

NET ASSETS:
Beginning of period	1,024,902	44,855,264	19,336,789	10,997,601	1,234,284	2,552,384	1,233,575

End of period	$1,100,233	$40,529,644	$18,355,908	$15,644,397	$1,601,294	$2,927,408	$1,949,118

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,968)	$(102,795)	$1,475,045	$11,214	$122,374	$52,174	$46,705
Net realized gain (loss) on investments	10,638	946,251	4,872	57,857	537	26,754	79,382
Change in net unrealized appreciation (depreciation) on investments	197,450	1,828,731	881,010	58,967	(6,186)	214,461	330,681

Net increase (decrease) in net assets resulting from operations	196,120	2,672,187	2,360,927	128,038	116,725	293,389	456,768

CONTRACT TRANSACTIONS:
Contract owners’ net payments	136,027	386,996	11,314,962	254,993	1,325,849	254,957	97,926
Contract maintenance charges	(7,389)	(48,887)	(639,095)	(3,616)	(2,235)	(6,348)	(3,625)
Contract owners’ benefits	(24,770)	(120,774)	(1,576,655)	(5,158)	(89,797)	(60,000)	(69,106)
Net transfers (to) from the Company and/or Subaccounts	22,125	16,650	6,989,687	(57,462)	34,059	(4,640)	(116,549)

Increase (decrease) in net assets resulting from Contract transactions	125,993	233,985	16,088,899	188,757	1,267,876	183,969	(91,354)

Total increase (decrease) in net assets	322,113	2,906,172	18,449,826	316,795	1,384,601	477,358	365,414

NET ASSETS:
Beginning of period	1,405,272	7,599,297	30,941,996	355,246	1,889,118	1,923,290	1,303,005

End of period	$1,727,385	$10,505,469	$49,391,822	$672,041	$3,273,719	$2,400,648	$1,668,419

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$87,550	$101,348	$95,673	$44,825	$63,557	$468,842	$972,352
Net realized gain (loss) on investments	90,175	1,132	348,661	237,800	114,353	977,480	4,603,683
Change in net unrealized appreciation (depreciation) on investments	597,263	(2,073)	333,220	(26,867)	185,247	4,297,221	8,750,589

Net increase (decrease) in net assets resulting from operations	774,988	100,407	777,554	255,758	363,157	5,743,543	14,326,624

CONTRACT TRANSACTIONS:
Contract owners’ net payments	161,400	105,246	1,327,143	558,028	1,494,889	12,512,708	34,930,844
Contract maintenance charges	(3,680)	(5,816)	(6,763)	(5,204)	(47,081)	(669,074)	(1,560,651)
Contract owners’ benefits	(121,087)	(121,833)	(289,484)	(184,369)	(75,070)	(648,159)	(3,686,769)
Net transfers (to) from the Company and/or Subaccounts	(208,645)	38,595	22,393	52,166	(29,441)	2,258,892	5,433,818

Increase (decrease) in net assets resulting from Contract transactions	(172,012)	16,192	1,053,289	420,621	1,343,297	13,454,367	35,117,242

Total increase (decrease) in net assets	602,976	116,599	1,830,843	676,379	1,706,454	19,197,910	49,443,866

NET ASSETS:
Beginning of period	1,814,192	2,498,819	4,453,965	2,351,791	2,093,776	24,405,109	78,833,062

End of period	$2,417,168	$2,615,418	$6,284,808	$3,028,170	$3,800,230	$43,603,019	$128,276,928

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$450,070	$(2,703,243)	$(267)	$136	$16,599	$23,542	$2,774
Net realized gain (loss) on investments	1,956	71,148,964	3,669	1,307	4,494	447,870	(943)
Change in net unrealized appreciation (depreciation) on investments	425,594	(24,472,254)	9,559	10,043	76,608	335,079	88,282

Net increase (decrease) in net assets resulting from operations	877,620	43,973,467	12,961	11,486	97,701	806,491	90,113

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,435,721	11,216,872	31,839	10,000	74,372	19,548	10,269
Contract maintenance charges	(228,188)	(2,672,259)	(119)	(141)	(2,468)	(41,198)	(4,426)
Contract owners’ benefits	(141,856)	(35,273,457)	(143)	-	(187,610)	(958,338)	(13,118)
Net transfers (to) from the Company and/or Subaccounts	1,732,589	(15,209,774)	3,370	(3,164)	527,389	(79,218)	120,446

Increase (decrease) in net assets resulting from Contract transactions	7,798,266	(41,938,618)	34,947	6,695	411,683	(1,059,206)	113,171

Total increase (decrease) in net assets	8,675,886	2,034,849	47,908	18,181	509,384	(252,715)	203,284

NET ASSETS:
Beginning of period	11,258,555	285,795,546	44,041	29,721	1,002,635	5,022,727	708,270

End of period	$19,934,441	$287,830,395	$91,949	$47,902	$1,512,019	$4,770,012	$911,554

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class 2	Fidelity VIP Freedom 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,178	$42,685	$66,191	$69,174	$6,708	$5,276	$(101)
Net realized gain (loss) on investments	52,006	133,258	(18,048)	12,718	11,337	100,670	339
Change in net unrealized appreciation (depreciation) on investments	77,555	115,326	98,850	429,338	66,350	48,653	7,397

Net increase (decrease) in net assets resulting from operations	153,739	291,269	146,993	511,230	84,395	154,599	7,635

CONTRACT TRANSACTIONS:
Contract owners’ net payments	656,079	836	941,879	1,241,756	45,581	500,927	21,654
Contract maintenance charges	(6,833)	(10,696)	(27,693)	(69,792)	(6,837)	(8,376)	(228)
Contract owners’ benefits	(1,187,467)	(121,578)	(300,041)	(9,395)	-	(18,768)	-
Net transfers (to) from the Company and/or Subaccounts	(1,647)	25,023	459,005	450,671	464,109	(14,210)	2

Increase (decrease) in net assets resulting from Contract transactions	(539,868)	(106,415)	1,073,150	1,613,240	502,853	459,573	21,428

Total increase (decrease) in net assets	(386,129)	184,854	1,220,143	2,124,470	587,248	614,172	29,063

NET ASSETS:
Beginning of period	1,568,469	2,456,684	1,467,711	2,617,412	370,758	537,688	19,210

End of period	$1,182,340	$2,641,538	$2,687,854	$4,741,882	$958,006	$1,151,860	$48,273

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65,333)	$(18,122)	$42,115	$85,964	$1,279	$95,726	$7,081,108
Net realized gain (loss) on investments	965,842	189,396	(832)	121,266,745	10,434	4,962	(2,779,773)
Change in net unrealized appreciation (depreciation) on investments	(51,253)	221,224	6,318	(39,834,399)	93,170	983,893	11,719,946

Net increase (decrease) in net assets resulting from operations	849,256	392,498	47,601	81,518,310	104,883	1,084,581	16,021,281

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,127,927	391,431	479,498	36,827,037	10,656	1,391,022	17,650,483
Contract maintenance charges	(39,330)	(28,269)	(6,988)	(4,144,579)	(919)	(52,025)	(3,702,143)
Contract owners’ benefits	(596,648)	(101,675)	(31,221)	(99,312,306)	(33,872)	(61,919)	(32,709,030)
Net transfers (to) from the Company and/or Subaccounts	(336,037)	126,160	(33,246)	(18,611,835)	(45)	259,366	18,270,944

Increase (decrease) in net assets resulting from Contract transactions	1,155,912	387,647	408,043	(85,241,683)	(24,180)	1,536,444	(489,746)

Total increase (decrease) in net assets	2,005,168	780,145	455,644	(3,723,373)	80,703	2,621,025	15,531,535

NET ASSETS:
Beginning of period	4,939,322	2,380,048	225,706	703,327,621	617,469	2,782,133	271,784,047

End of period	$6,944,490	$3,160,193	$681,350	$699,604,248	$698,172	$5,403,158	$287,315,582

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,328,849)	$20,085	$93,373	$(234,384)	$18,667	$4,586	$2,451
Net realized gain (loss) on investments	18,277,127	1,865	3,953	2,195,413	14,701	17,833	75,063
Change in net unrealized appreciation (depreciation) on investments	(2,859,180)	26,175	(53,995)	6,022,562	970,217	26,418	67,723

Net increase (decrease) in net assets resulting from operations	14,089,098	48,125	43,331	7,983,591	1,003,585	48,837	145,237

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,883,175	857,147	130,369	16,794,506	895,687	92,205	103,308
Contract maintenance charges	(1,890,932)	(6,999)	(6,345)	(558,283)	(64,178)	(1,988)	(9,506)
Contract owners’ benefits	(26,388,870)	(552)	(754)	(328,395)	(75,981)	(3,089)	(37,744)
Net transfers (to) from the Company and/or Subaccounts	118,222	(369,896)	(123,458)	179,874	364,767	(14,613)	215,420

Increase (decrease) in net assets resulting from Contract transactions	(25,278,405)	479,700	(188)	16,087,702	1,120,295	72,515	271,478

Total increase (decrease) in net assets	(11,189,307)	527,825	43,143	24,071,293	2,123,880	121,352	416,715

NET ASSETS:
Beginning of period	206,389,612	370,193	405,992	24,476,950	5,420,065	309,594	1,713,666

End of period	$195,200,305	$898,018	$449,135	$48,548,243	$7,543,945	$430,946	$2,130,381

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	First Trust Multi Income Allocation Portfolio, Class I	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(140)	$37,369	$(499,143)	$7,215,814	$31,699	$3,850,405	$(371,131)
Net realized gain (loss) on investments	1,947	17,357	8,479,266	2,844,258	351,755	47,050,396	43,475,893
Change in net unrealized appreciation (depreciation) on investments	7,175	(24,511)	(1,053,650)	8,591,557	268,241	(21,310,753)	(10,210,131)

Net increase (decrease) in net assets resulting from operations	8,982	30,215	6,926,473	18,651,629	651,695	29,590,048	32,894,631

CONTRACT TRANSACTIONS:
Contract owners’ net payments	546,025	3,917,590	2,998,935	39,069,699	-	1,313,778	44,247,984
Contract maintenance charges	(2,335)	(17,064)	(393,231)	(2,212,134)	(6,667)	(4,767,717)	(4,293,779)
Contract owners’ benefits	(215)	(2,908)	(7,287,427)	(18,160,760)	(268,860)	(53,825,759)	(34,540,439)
Net transfers (to) from the Company and/or Subaccounts	(148,253)	185,979	(2,264,320)	12,718,362	(355,472)	8,590,071	12,315,993

Increase (decrease) in net assets resulting from Contract transactions	395,222	4,083,597	(6,946,043)	31,415,167	(630,999)	(48,689,627)	17,729,759

Total increase (decrease) in net assets	404,204	4,113,812	(19,570)	50,066,796	20,696	(19,099,579)	50,624,390

NET ASSETS:
Beginning of period	-	-	58,040,036	157,542,366	3,273,161	409,599,342	334,302,610

End of period	$404,204	$4,113,812	$58,020,466	$207,609,162	$3,293,857	$390,499,763	$384,927,000

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,269	$(311,606)	$213,211	$6,310,809	$715,050	$263,957	$397,681
Net realized gain (loss) on investments	4,991,886	2,736,012	(17,431)	(7,635,839)	(202,463)	1,779,804	5,223,902
Change in net unrealized appreciation (depreciation) on investments	(1,000,534)	(2,592,417)	138,745	16,654,349	1,136,722	3,490,855	3,425,773

Net increase (decrease) in net assets resulting from operations	4,029,621	(168,011)	334,525	15,329,319	1,649,309	5,534,616	9,047,356

CONTRACT TRANSACTIONS:
Contract owners’ net payments	13,294,675	558,132	27,438	1,044,799	1,478,720	228,347	208,349
Contract maintenance charges	(748,004)	(243,659)	(14,981)	(3,840,683)	(318,136)	(61,904)	(362,750)
Contract owners’ benefits	(4,424,663)	(3,422,355)	(308,896)	(41,604,811)	(3,837,430)	(2,580,058)	(3,893,805)
Net transfers (to) from the Company and/or Subaccounts	4,180,192	752,420	78,762	5,518,417	1,315,982	(968,127)	(924,431)

Increase (decrease) in net assets resulting from Contract transactions	12,302,200	(2,355,462)	(217,677)	(38,882,278)	(1,360,864)	(3,381,742)	(4,972,637)

Total increase (decrease) in net assets	16,331,821	(2,523,473)	116,848	(23,552,959)	288,445	2,152,874	4,074,719

NET ASSETS:
Beginning of period	54,552,613	33,024,230	5,568,341	293,298,359	26,972,121	16,298,577	26,749,352

End of period	$70,884,434	$30,500,757	$5,685,189	$269,745,400	$27,260,566	$18,451,451	$30,824,071

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(22,595)	$(154,402)	$(477,251)	$12,146	$(44,520)	$(89,719)	$(29,631)
Net realized gain (loss) on investments	4,058,548	9,001,548	7,981,064	610,629	12,076,403	1,571,117	1,158,913
Change in net unrealized appreciation (depreciation) on investments	(1,289,629)	(2,580,230)	(5,128,089)	(173,069)	(6,883,077)	961,949	239,044

Net increase (decrease) in net assets resulting from operations	2,746,324	6,266,916	2,375,724	449,706	5,148,806	2,443,347	1,368,326

CONTRACT TRANSACTIONS:
Contract owners’ net payments	323,190	128,965	1,618,235	28,715	1,444,746	173,723	44,239
Contract maintenance charges	(36,918)	(917,166)	(484,950)	(6,585)	(1,113,616)	(25,508)	(120,053)
Contract owners’ benefits	(4,073,785)	(10,113,860)	(5,659,802)	(545,169)	(11,660,548)	(2,778,016)	(1,164,449)
Net transfers (to) from the Company and/or Subaccounts	(252,679)	642,051	(1,865,745)	(160,629)	(87,690)	(346,156)	(263,800)

Increase (decrease) in net assets resulting from Contract transactions	(4,040,192)	(10,260,010)	(6,392,262)	(683,668)	(11,417,108)	(2,975,957)	(1,504,063)

Total increase (decrease) in net assets	(1,293,868)	(3,993,094)	(4,016,538)	(233,962)	(6,268,302)	(532,610)	(135,737)

NET ASSETS:
Beginning of period	30,833,036	74,674,468	46,783,425	5,622,494	94,164,170	18,431,520	9,613,975

End of period	$29,539,168	$70,681,374	$42,766,887	$5,388,532	$87,895,868	$17,898,910	$9,478,238

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Guggenheim Floating Rate Strategies Series	Guggenheim Global Managed Futures Strategy Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(377,486)	$(1,675,448)	$154,303	$(160,246)	$(4,500)	$215,003	$903
Net realized gain (loss) on investments	6,002,409	45,524,198	769,546	3,507,737	92,722	(28,534)	(25,611)
Change in net unrealized appreciation (depreciation) on investments	(688,207)	(20,808,399)	(428,307)	(45,640)	(4,443)	(120,931)	24,794

Net increase (decrease) in net assets resulting from operations	4,936,716	23,040,351	495,542	3,301,851	83,779	65,538	86

CONTRACT TRANSACTIONS:
Contract owners’ net payments	127,824	19,166,147	548,643	156,394	819	-	-
Contract maintenance charges	(33,998)	(2,266,106)	(106,458)	(7,648)	(8,722)	(1,901)	(65)
Contract owners’ benefits	(3,963,728)	(18,618,400)	(555,748)	(3,405,777)	(55,163)	(903,061)	(77,944)
Net transfers (to) from the Company and/or Subaccounts	(892,197)	(10,505,732)	(112,487)	(217,534)	(25,048)	60,243	2,382

Increase (decrease) in net assets resulting from Contract transactions	(4,762,099)	(12,224,091)	(226,050)	(3,474,565)	(88,114)	(844,719)	(75,627)

Total increase (decrease) in net assets	174,617	10,816,260	269,492	(172,714)	(4,335)	(779,181)	(75,541)

NET ASSETS:
Beginning of period	32,932,064	176,199,379	6,014,631	26,029,890	639,276	2,970,194	201,828

End of period	$33,106,681	$187,015,639	$6,284,123	$25,857,176	$634,941	$2,191,013	$126,287

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Guggenheim Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,107	$(75,780)	$(27,299)	$(452,943)	$2,281,508	$95,957	$562,926
Net realized gain (loss) on investments	(5,439)	897,941	431,292	12,624,159	(1,527,704)	2,835,990	19,177,459
Change in net unrealized appreciation (depreciation) on investments	550	(163,514)	(133,633)	(1,689,006)	2,258,215	155,280	(1,297,553)

Net increase (decrease) in net assets resulting from operations	(2,782)	658,647	270,360	10,482,210	3,012,019	3,087,227	18,442,832

CONTRACT TRANSACTIONS:
Contract owners’ net payments	66,252	47,927	35,486	316,090	1,060,537	255,913	1,940,834
Contract maintenance charges	(125)	(976)	(8,532)	(743,375)	(779,219)	(2,946)	(1,175,099)
Contract owners’ benefits	(195,582)	(617,420)	(223,562)	(9,745,276)	(6,534,615)	(2,918,957)	(17,175,806)
Net transfers (to) from the Company and/or Subaccounts	(551)	(149,254)	(47,592)	(4,190,810)	(37,753)	(177,495)	(1,077,213)

Increase (decrease) in net assets resulting from Contract transactions	(130,006)	(719,723)	(244,200)	(14,363,371)	(6,291,050)	(2,843,485)	(17,487,284)

Total increase (decrease) in net assets	(132,788)	(61,076)	26,160	(3,881,161)	(3,279,031)	243,742	955,548

NET ASSETS:
Beginning of period	322,569	6,771,616	2,795,819	70,442,713	45,406,274	20,991,583	136,876,809

End of period	$189,781	$6,710,540	$2,821,979	$66,561,552	$42,127,243	$21,235,325	$137,832,357

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(114,012)	$(441,454)	$(44,300)	$(281,023)	$2,728,133	$134,762	$(80,906)
Net realized gain (loss) on investments	1,328,590	15,262,060	345,649	3,805,340	19,726,164	2,472,063	1,306,805
Change in net unrealized appreciation (depreciation) on investments	(320,086)	(11,584,061)	(187,714)	(2,759,112)	3,496,361	1,044,013	(383,517)

Net increase (decrease) in net assets resulting from operations	894,492	3,236,545	113,635	765,205	25,950,658	3,650,838	842,382

CONTRACT TRANSACTIONS:
Contract owners’ net payments	74,938	94,166	5,506	180,659	20,495,807	123,011	143
Contract maintenance charges	(1,636)	(519,139)	(610)	(242,945)	(3,483,977)	(414,542)	(877)
Contract owners’ benefits	(832,148)	(6,499,168)	(419,899)	(3,357,385)	(23,614,157)	(6,749,877)	(477,891)
Net transfers (to) from the Company and/or Subaccounts	(83,911)	(1,693,715)	18,176	(248,890)	6,837,386	17,160,274	(61,360)

Increase (decrease) in net assets resulting from Contract transactions	(842,757)	(8,617,856)	(396,827)	(3,668,561)	235,059	10,118,866	(539,985)

Total increase (decrease) in net assets	51,735	(5,381,311)	(283,192)	(2,903,356)	26,185,717	13,769,704	302,397

NET ASSETS:
Beginning of period	8,546,367	52,823,980	3,371,604	29,746,200	257,113,007	28,192,210	6,454,631

End of period	$8,598,102	$47,442,669	$3,088,412	$26,842,844	$283,298,724	$41,961,914	$6,757,028

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,153,995)	$76,914	$185,502	$7,752,429	$2,109,381	$46,839	$644,226
Net realized gain (loss) on investments	47,111,081	(250,169)	(34,631)	(5,018,002)	(806,869)	2,072,206	37,497,931
Change in net unrealized appreciation (depreciation) on investments	(21,758,840)	219,212	316,353	17,871,002	5,170,640	1,022,165	(899,734)

Net increase (decrease) in net assets resulting from operations	23,198,246	45,957	467,224	20,605,429	6,473,152	3,141,210	37,242,423

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,155,166	151,466	51,281	498,283	587,068	455,304	1,343,189
Contract maintenance charges	(2,319,047)	(68,379)	(1,185)	(2,597,170)	(1,378,234)	(3,371)	(4,906,604)
Contract owners’ benefits	(29,355,996)	(824,946)	(657,249)	(26,956,470)	(15,542,427)	(3,128,298)	(53,915,600)
Net transfers (to) from the Company and/or Subaccounts	(7,141,758)	3,004,133	23,282	(1,663,066)	4,756,226	(40,619)	(2,547,446)

Increase (decrease) in net assets resulting from Contract transactions	(37,661,635)	2,262,274	(583,871)	(30,718,423)	(11,577,367)	(2,716,984)	(60,026,461)

Total increase (decrease) in net assets	(14,463,389)	2,308,231	(116,647)	(10,112,994)	(5,104,215)	424,226	(22,784,038)

NET ASSETS:
Beginning of period	219,184,800	5,265,293	4,371,851	194,425,535	113,158,434	24,054,525	413,050,150

End of period	$204,721,411	$7,573,524	$4,255,204	$184,312,541	$108,054,219	$24,478,751	$390,266,112

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(46,396)	$(559,079)	$(13,522)	$(115,453)	$(139,756)	$12,161,927	$217,622
Net realized gain (loss) on investments	526,089	9,051,696	304,867	3,174,646	1,254,874	-	795,583
Change in net unrealized appreciation (depreciation) on investments	347,925	3,443,806	(68,520)	(799,645)	(243,192)	-	2,585,677

Net increase (decrease) in net assets resulting from operations	827,618	11,936,423	222,825	2,259,548	871,926	12,161,927	3,598,882

CONTRACT TRANSACTIONS:
Contract owners’ net payments	46,001	562,435	1,805,179	13,015,111	615,710	8,487,932	15,455,793
Contract maintenance charges	(753)	(1,065,419)	(42,256)	(414,419)	(95,642)	(7,459,173)	(395,370)
Contract owners’ benefits	(860,774)	(12,549,345)	(136,634)	(325,111)	(2,075,109)	(96,903,810)	(1,256,047)
Net transfers (to) from the Company and/or Subaccounts	(227,541)	(3,556,096)	322,970	3,020,996	261,254	18,896,379	2,817,646

Increase (decrease) in net assets resulting from Contract transactions	(1,043,067)	(16,608,425)	1,949,259	15,296,577	(1,293,787)	(76,978,672)	16,622,022

Total increase (decrease) in net assets	(215,449)	(4,672,002)	2,172,084	17,556,125	(421,861)	(64,816,745)	20,220,904

NET ASSETS:
Beginning of period	6,405,361	95,962,659	1,372,848	18,333,745	17,087,194	271,634,122	18,184,494

End of period	$6,189,912	$91,290,657	$3,544,932	$35,889,870	$16,665,333	$206,817,377	$38,405,398

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,102)	$(95,154)	$915	$(91,487)	$8,944	$24,441,617	$(347,482)
Net realized gain (loss) on investments	69,888	1,051,048	165	667,114	(245)	(4,193,495)	10,796,987
Change in net unrealized appreciation (depreciation) on investments	4,858	416,295	957	1,133,258	880,826	14,245,900	2,628,822

Net increase (decrease) in net assets resulting from operations	67,644	1,372,189	2,037	1,708,885	889,525	34,494,022	13,078,327

CONTRACT TRANSACTIONS:
Contract owners’ net payments	507,041	4,596,639	19,729	4,317,526	2,768,615	30,566,892	1,540,753
Contract maintenance charges	(15,629)	(109,067)	(90)	(93,221)	(47,872)	(6,770,904)	(951,535)
Contract owners’ benefits	(3,335)	(260,067)	-	(253,033)	(56,693)	(59,080,606)	(12,826,413)
Net transfers (to) from the Company and/or Subaccounts	142,800	366,415	(779)	179,059	(152,465)	12,009,398	(2,249,311)

Increase (decrease) in net assets resulting from Contract transactions	630,877	4,593,920	18,860	4,150,331	2,511,585	(23,275,220)	(14,486,506)

Total increase (decrease) in net assets	698,521	5,966,109	20,897	5,859,216	3,401,110	11,218,802	(1,408,179)

NET ASSETS:
Beginning of period	528,144	5,306,787	10,337	4,968,519	2,249,507	494,003,517	101,159,630

End of period	$1,226,665	$11,272,896	$31,234	$10,827,735	$5,650,617	$505,222,319	$99,751,451

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(734,439)	$(275,224)	$(490,303)	$(259,155)	$561,093	$8,673	$147
Net realized gain (loss) on investments	15,792,190	7,698,657	12,711,187	3,594,565	7,698	550	8
Change in net unrealized appreciation (depreciation) on investments	(3,802,799)	506,180	(9,665,487)	(1,080,562)	45,005	52,752	1,697

Net increase (decrease) in net assets resulting from operations	11,254,952	7,929,613	2,555,397	2,254,848	613,796	61,975	1,852

CONTRACT TRANSACTIONS:
Contract owners’ net payments	303,031	346,391	560,751	191,632	3,996,963	9,900	-
Contract maintenance charges	(1,589,649)	(279,614)	(632,827)	(217,552)	(158,789)	(14,254)	(117)
Contract owners’ benefits	(16,869,321)	(8,009,472)	(7,408,240)	(5,487,250)	(377,212)	(10,610)	-
Net transfers (to) from the Company and/or Subaccounts	(2,251,221)	(1,408,518)	(3,778,294)	437,625	1,519,615	14,554	274

Increase (decrease) in net assets resulting from Contract transactions	(20,407,160)	(9,351,213)	(11,258,610)	(5,075,545)	4,980,577	(410)	157

Total increase (decrease) in net assets	(9,152,208)	(1,421,600)	(8,703,213)	(2,820,697)	5,594,373	61,565	2,009

NET ASSETS:
Beginning of period	130,240,385	55,816,353	59,750,716	43,607,198	9,657,182	700,390	12,897

End of period	$121,088,177	$54,394,753	$51,047,503	$40,786,501	$15,251,555	$761,955	$14,906

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$65	$(1,265)	$(87,389)	$(477,432)	$(19,506)	$1,883	$3,329
Net realized gain (loss) on investments	334	9,888	1,354,291	13,101,310	513,151	5,925	258,916
Change in net unrealized appreciation (depreciation) on investments	39,499	2,917	(586,440)	(6,981,174)	36,421	50,466	461,496

Net increase (decrease) in net assets resulting from operations	39,898	11,540	680,462	5,642,704	530,066	58,274	723,741

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	30,567	7,876	6,300,624	2,228,293	-	2,133,270
Contract maintenance charges	(1,222)	(322)	(1,401)	(470,461)	(70,393)	(524)	(64,453)
Contract owners’ benefits	-	-	(750,231)	(5,714,374)	(10,046)	(37,568)	(82,015)
Net transfers (to) from the Company and/or Subaccounts	-	(2,813)	(159,840)	(1,159,711)	456,492	(58,409)	296,928

Increase (decrease) in net assets resulting from Contract transactions	(1,222)	27,432	(903,596)	(1,043,922)	2,604,346	(96,501)	2,283,730

Total increase (decrease) in net assets	38,676	38,972	(223,134)	4,598,782	3,134,412	(38,227)	3,007,471

NET ASSETS:
Beginning of period	273,731	102,011	6,652,614	50,341,704	2,919,207	230,283	2,835,158

End of period	$312,407	$140,983	$6,429,480	$54,940,486	$6,053,619	$192,056	$5,842,629

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$82,668	$(17,134)	$(246,793)	$5,966	$47	$118	$3,694
Net realized gain (loss) on investments	2,414,527	250,430	4,833,830	83	13,297	(79)	153,460
Change in net unrealized appreciation (depreciation) on investments	2,373,643	(99,855)	(2,112,043)	144,723	(5,386)	6,876	(63,817)

Net increase (decrease) in net assets resulting from operations	4,870,838	133,441	2,474,994	150,772	7,958	6,915	93,337

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,849,072	21,343	620,454	487,776	121,808	31,204	500,511
Contract maintenance charges	(70,920)	(270)	(364,290)	(5,589)	(828)	(1,454)	(9,704)
Contract owners’ benefits	(2,709,961)	(169,416)	(3,874,665)	(1,553)	(712)	-	(57,391)
Net transfers (to) from the Company and/or Subaccounts	(1,032,554)	(80,672)	553,424	88,070	22,384	13,913	300,667

Increase (decrease) in net assets resulting from Contract transactions	(1,964,363)	(229,015)	(3,065,077)	568,704	142,652	43,663	734,083

Total increase (decrease) in net assets	2,906,475	(95,574)	(590,083)	719,476	150,610	50,578	827,420

NET ASSETS:
Beginning of period	16,119,122	1,681,340	30,022,119	562,458	55,794	310,643	1,244,374

End of period	$19,025,597	$1,585,766	$29,432,036	$1,281,934	$206,404	$361,221	$2,071,794

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT Mid Cap Growth Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,214	$(189,034)	$(11,353)	$(27,433)	$(450,574)	$(19,885)	$(26,273)
Net realized gain (loss) on investments	2,124,388	17,141,695	342,346	(43,976)	685,906	1,341,644	873,795
Change in net unrealized appreciation (depreciation) on investments	(1,589,904)	(12,800,161)	(301,981)	279,389	4,273,085	(766,956)	(506,795)

Net increase (decrease) in net assets resulting from operations	546,698	4,152,500	29,012	207,980	4,508,417	554,803	340,727

CONTRACT TRANSACTIONS:
Contract owners’ net payments	55,179	48,086	715,484	-	246,000	1,829	47,881
Contract maintenance charges	(999)	(311,344)	(10,589)	(458)	(463,572)	(1,180)	(17,477)
Contract owners’ benefits	(538,875)	(5,566,221)	(2,789)	(132,748)	(5,733,748)	(351,467)	(529,488)
Net transfers (to) from the Company and/or Subaccounts	(21,859)	(550,478)	43,199	(17,333)	82,810	(47,082)	(46,958)

Increase (decrease) in net assets resulting from Contract transactions	(506,554)	(6,379,957)	745,305	(150,539)	(5,868,510)	(397,900)	(546,042)

Total increase (decrease) in net assets	40,144	(2,227,457)	774,317	57,441	(1,360,093)	156,903	(205,315)

NET ASSETS:
Beginning of period	4,797,718	37,730,693	1,334,295	1,961,325	41,924,811	5,224,102	3,237,668

End of period	$4,837,862	$35,503,236	$2,108,612	$2,018,766	$40,564,718	$5,381,005	$3,032,353

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Global Strategist Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,118,519	$179,939	$575,496	$28,392	$252,347	$386,029	$(5,538)
Net realized gain (loss) on investments	(3,287,272)	1,197,450	3,314,264	81,706	853,719	13,972,701	17,353
Change in net unrealized appreciation (depreciation) on investments	9,902,615	(217,250)	(357,538)	94,414	939,214	(442,260)	54,509

Net increase (decrease) in net assets resulting from operations	14,733,862	1,160,139	3,532,222	204,512	2,045,280	13,916,470	66,324

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,155,106	179,190	1,079,490	32,308	81,589	605,330	161,508
Contract maintenance charges	(3,279,902)	(2,845)	(260,503)	(318)	(163,120)	(1,154,296)	(6,783)
Contract owners’ benefits	(37,066,427)	(2,108,023)	(5,240,019)	(178,171)	(2,041,540)	(18,592,773)	(1,425)
Net transfers (to) from the Company and/or Subaccounts	5,406,863	40,018	978,324	(162,670)	(361,998)	601,914	(22,519)

Increase (decrease) in net assets resulting from Contract transactions	(33,784,360)	(1,891,660)	(3,442,708)	(308,851)	(2,485,069)	(18,539,825)	130,781

Total increase (decrease) in net assets	(19,050,498)	(731,521)	89,514	(104,339)	(439,789)	(4,623,355)	197,105

NET ASSETS:
Beginning of period	269,144,202	12,972,417	37,796,672	1,657,510	16,271,459	130,581,091	399,605

End of period	$250,093,704	$12,240,896	$37,886,186	$1,553,171	$15,831,670	$125,957,736	$596,710

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,610)	$135,123	$113	$241,369	$43,851	$171,639	$343,980
Net realized gain (loss) on investments	9,818	(76,814)	(133)	(53,727)	2,411	(811)	(1,646,201)
Change in net unrealized appreciation (depreciation) on investments	24,383	320,368	843	455,386	20,214	186,010	2,116,162

Net increase (decrease) in net assets resulting from operations	31,591	378,677	823	643,028	66,476	356,838	813,941

CONTRACT TRANSACTIONS:
Contract owners’ net payments	317,284	85,597	-	397,032	279,329	2,485,913	292,976
Contract maintenance charges	(635)	(55,644)	(33)	(87,802)	(8,115)	(46,722)	(227,160)
Contract owners’ benefits	-	(479,583)	(883)	(475,910)	(19,759)	(194,006)	(3,122,475)
Net transfers (to) from the Company and/or Subaccounts	(120,906)	459,312	-	(106,754)	(4,441)	388,889	323,463

Increase (decrease) in net assets resulting from Contract transactions	195,743	9,682	(916)	(273,434)	247,014	2,634,074	(2,733,196)

Total increase (decrease) in net assets	227,334	388,359	(93)	369,594	313,490	2,990,912	(1,919,255)

NET ASSETS:
Beginning of period	77,987	3,639,658	5,086	4,987,490	762,134	2,836,707	17,473,300

End of period	$305,321	$4,028,017	$4,993	$5,357,084	$1,075,624	$5,827,619	$15,554,045

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,251,342	$4,215,998	$3,020,636	$16,489,232	$448,605	$111,761	$8,243,535
Net realized gain (loss) on investments	(654,405)	(3,527,584)	41,785	(12,145,957)	2,334,966	7,307,122	58,091,573
Change in net unrealized appreciation (depreciation) on investments	2,290,093	12,092,605	43,960	36,819,109	781,747	(2,529,891)	12,181,383

Net increase (decrease) in net assets resulting from operations	4,887,030	12,781,019	3,106,381	41,162,384	3,565,318	4,888,992	78,516,491

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,374,673	2,659,566	9,030,955	13,700,326	651,803	651,598	3,358,650
Contract maintenance charges	(1,480,922)	(3,019,414)	(1,272,630)	(7,567,237)	(655,954)	(213,755)	(13,263,592)
Contract owners’ benefits	(16,098,257)	(26,922,193)	(10,669,721)	(75,945,078)	(5,982,889)	(12,232,750)	(48,650,130)
Net transfers (to) from the Company and/or Subaccounts	4,733,997	(411,608)	7,664,856	10,735,311	2,511,835	(782,219)	(1,265,107)

Increase (decrease) in net assets resulting from Contract transactions	(10,470,509)	(27,693,649)	4,753,460	(59,076,678)	(3,475,205)	(12,577,126)	(59,820,179)

Total increase (decrease) in net assets	(5,583,479)	(14,912,630)	7,859,841	(17,914,294)	90,113	(7,688,134)	18,696,312

NET ASSETS:
Beginning of period	116,941,073	204,510,967	84,981,727	568,259,434	37,656,420	40,535,097	700,424,169

End of period	$111,357,594	$189,598,337	$92,841,568	$550,345,140	$37,746,533	$32,846,963	$719,120,481

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Rydex Commodities Strategy Fund	Rydex Inverse Government Long Bond Strategy Fund	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(119,609)	$943,464	$293	$547	$(23,809)	$(659,345)	$(216,198)
Net realized gain (loss) on investments	2,157,573	6,478,521	34	32	481,354	10,823,181	1,420,404
Change in net unrealized appreciation (depreciation) on investments	(991,754)	(1,919,067)	67	(495)	(29,063)	5,664,579	4,261,372

Net increase (decrease) in net assets resulting from operations	1,046,210	5,502,918	394	84	428,482	15,828,415	5,465,578

CONTRACT TRANSACTIONS:
Contract owners’ net payments	12,238	160,353	-	-	1,546,106	33,740,358	9,894,605
Contract maintenance charges	(140,546)	(1,222,797)	(5)	(3)	(13,626)	(1,366,014)	(395,687)
Contract owners’ benefits	(1,422,969)	(13,844,249)	(244)	-	(89,851)	(1,697,210)	(829,025)
Net transfers (to) from the Company and/or Subaccounts	(476,729)	6,634,415	595	601	78,370	921,493	6,585,619

Increase (decrease) in net assets resulting from Contract transactions	(2,028,006)	(8,272,278)	346	598	1,520,999	31,598,627	15,255,512

Total increase (decrease) in net assets	(981,796)	(2,769,360)	740	682	1,949,481	47,427,042	20,721,090

NET ASSETS:
Beginning of period	13,299,444	116,681,703	9,967	9,300	2,338,189	69,803,363	18,200,496

End of period	$12,317,648	$113,912,343	$10,707	$9,982	$4,287,670	$117,230,405	$38,921,586

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,288)	$479,769	$(42,927)	$820,072	$(1,672,457)	$(117,513)	$62
Net realized gain (loss) on investments	1,115,494	1,469,189	522,171	3,728,245	(10,932,754)	6,894,982	4
Change in net unrealized appreciation (depreciation) on investments	(847,775)	1,874,912	2,334,064	9,241,512	33,420,310	7,423,427	1,592

Net increase (decrease) in net assets resulting from operations	220,431	3,823,870	2,813,308	13,789,829	20,815,099	14,200,896	1,658

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,534,205	9,537,977	344,579	199,846	406,368	323,202	-
Contract maintenance charges	(101,362)	(523,013)	(93,806)	(661,826)	(2,239,907)	(727,094)	(7)
Contract owners’ benefits	(190,835)	(575,192)	(1,155,340)	(8,025,563)	(23,106,241)	(9,889,323)	-
Net transfers (to) from the Company and/or Subaccounts	949,508	(261,916)	(976,270)	4,814,488	1,304,948	(1,004,221)	(3)

Increase (decrease) in net assets resulting from Contract transactions	3,191,516	8,177,856	(1,880,837)	(3,673,055)	(23,634,832)	(11,297,436)	(10)

Total increase (decrease) in net assets	3,411,947	12,001,726	932,471	10,116,774	(2,819,733)	2,903,460	1,648

NET ASSETS:
Beginning of period	4,707,313	22,063,757	8,394,980	51,539,481	150,067,263	69,842,326	4,794

End of period	$8,119,260	$34,065,483	$9,327,451	$61,656,255	$147,247,530	$72,745,786	$6,442

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,261	$3,459	$38,303	$5,442	$28,737	$20,690	$8,068
Net realized gain (loss) on investments	68,496	22,844	51,162	35,836	66,057	66,124	611
Change in net unrealized appreciation (depreciation) on investments	44,241	90,735	108,835	27,978	106,782	480,443	13,531

Net increase (decrease) in net assets resulting from operations	125,998	117,038	198,300	69,256	201,576	567,257	22,210

CONTRACT TRANSACTIONS:
Contract owners’ net payments	600,803	183,460	54,348	-	2,022,874	2,085,023	449,035
Contract maintenance charges	(5,138)	(4,368)	(2,944)	(2,701)	(6,411)	(6,783)	(556)
Contract owners’ benefits	(5,841)	(5,893)	(1,464)	-	(662,768)	(276,922)	(12,932)
Net transfers (to) from the Company and/or Subaccounts	(5,183)	(9,141)	2,290	14,208	33,203	(84,405)	21,170

Increase (decrease) in net assets resulting from Contract transactions	584,641	164,058	52,230	11,507	1,386,898	1,716,913	456,717

Total increase (decrease) in net assets	710,639	281,096	250,530	80,763	1,588,474	2,284,170	478,927

NET ASSETS:
Beginning of period	709,628	254,861	1,598,972	409,810	1,055,100	2,794,902	272,892

End of period	$1,420,267	$535,957	$1,849,502	$490,573	$2,643,574	$5,079,072	$751,819

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,228)	$11,091	$6,644	$15,012	$11,407	$62,776	$15,643
Net realized gain (loss) on investments	160,480	1,673	76,546	87,758	21,063	-	11,484
Change in net unrealized appreciation (depreciation) on investments	405,733	3,614	142,570	115,661	74,174	-	(11,756)

Net increase (decrease) in net assets resulting from operations	561,985	16,378	225,760	218,431	106,644	62,776	15,371

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,287,711	70,366	147,055	2,130,804	742,973	335,714	476,999
Contract maintenance charges	(10,340)	(1,006)	(2,187)	(5,595)	(4,547)	(2,326)	(1,518)
Contract owners’ benefits	(349,408)	(33,054)	(134,985)	(196,308)	(187,935)	(40,206)	(35,689)
Net transfers (to) from the Company and/or Subaccounts	(167,339)	(5,659)	(63,012)	(7,398)	(8,173)	(36,797)	52,638

Increase (decrease) in net assets resulting from Contract transactions	1,760,624	30,647	(53,129)	1,921,503	542,318	256,385	492,430

Total increase (decrease) in net assets	2,322,609	47,025	172,631	2,139,934	648,962	319,161	507,801

NET ASSETS:
Beginning of period	2,424,401	198,200	1,202,292	1,561,390	687,608	1,571,650	634,514

End of period	$4,747,010	$245,225	$1,374,923	$3,701,324	$1,336,570	$1,890,811	$1,142,315

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$94,114	$113,490	$57,909	$35,694	$136,905
Net realized gain (loss) on investments	2,080	594	44,776	240,975	7,889
Change in net unrealized appreciation (depreciation) on investments	72,661	193,413	741,944	533,335	141,033

Net increase (decrease) in net assets resulting from operations	168,855	307,497	844,629	810,004	285,827

CONTRACT TRANSACTIONS:
Contract owners’ net payments	818,308	4,092,824	2,667,219	3,139,388	156,683
Contract maintenance charges	(6,567)	(10,698)	(12,841)	(24,236)	(54,623)
Contract owners’ benefits	(309,231)	(195,570)	(95,003)	(93,286)	(426,001)
Net transfers (to) from the Company and/or Subaccounts	100,547	147,511	(67,570)	(66,059)	55,442

Increase (decrease) in net assets resulting from Contract transactions	603,057	4,034,067	2,491,805	2,955,807	(268,499)

Total increase (decrease) in net assets	771,912	4,341,564	3,336,434	3,765,811	17,328

NET ASSETS:
Beginning of period	2,482,749	3,496,040	1,919,887	4,224,911	4,565,764

End of period	$3,254,661	$7,837,604	$5,256,321	$7,990,722	$4,583,092

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS American High-Income Trust, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(183)	$(2,232)	$(354,790)	$7,666	$(6,072)	$38,296	$48,904
Net realized gain (loss) on investments	(2)	62,959	2,516,734	94,539	8,660	215	99
Change in net unrealized appreciation (depreciation) on investments	(1,532)	26,084	6,568,452	137,574	105,135	(91,463)	17,007

Net increase (decrease) in net assets resulting from operations	(1,717)	86,811	8,730,396	239,779	107,723	(52,952)	66,010

CONTRACT TRANSACTIONS:
Contract owners’ net payments	55,734	2,690	23,582,127	98,059	213,296	3,855,103	300
Contract maintenance charges	(183)	(3,521)	(707,976)	(9,992)	(2,686)	(21,344)	(4,140)
Contract owners’ benefits	-	(84,973)	(1,137,330)	(243,267)	(16,871)	(606)	(1,407)
Net transfers (to) from the Company and/or Subaccounts	3,750	(53,106)	7,512,039	550,872	701	466,574	68,585

Increase (decrease) in net assets resulting from Contract transactions	59,301	(138,910)	29,248,860	395,672	194,440	4,299,727	63,338

Total increase (decrease) in net assets	57,584	(52,099)	37,979,256	635,451	302,163	4,246,775	129,348

NET ASSETS:
Beginning of period	-	1,076,065	28,324,108	2,085,084	471,124	-	724,167

End of period	$57,584	$1,023,966	$66,303,364	$2,720,535	$773,287	$4,246,775	$853,515

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS American High-Income Trust, Class 4	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$251,932	$1,105,509	$1,373,700	$198,385	$625,176	$6,286	$50,695
Net realized gain (loss) on investments	226	5,971,116	3,610,817	69,182	110,913	322	2,721
Change in net unrealized appreciation (depreciation) on investments	10,810	5,930,766	6,028,713	432,564	1,096,979	(23,951)	(153,628)

Net increase (decrease) in net assets resulting from operations	262,968	13,007,391	11,013,230	700,131	1,833,068	(17,343)	(100,212)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,501,962	1,148,731	43,269,443	7,078	12,679,759	-	1,837,070
Contract maintenance charges	(57,361)	(644,125)	(1,089,580)	(29,719)	(350,845)	(2,312)	(43,778)
Contract owners’ benefits	(6,354)	(10,559,456)	(7,055,763)	(656,059)	(994,417)	(6,681)	(297,560)
Net transfers (to) from the Company and/or Subaccounts	1,188,986	(2,146,233)	19,856,732	48,789	3,654,132	20,635	680,389

Increase (decrease) in net assets resulting from Contract transactions	3,627,233	(12,201,083)	54,980,832	(629,911)	14,988,629	11,642	2,176,121

Total increase (decrease) in net assets	3,890,201	806,308	65,994,062	70,220	16,821,697	(5,701)	2,075,909

NET ASSETS:
Beginning of period	1,540,904	89,463,451	55,461,992	7,613,112	14,355,738	459,639	1,544,221

End of period	$5,431,105	$90,269,759	$121,456,054	$7,683,332	$31,177,435	$453,938	$3,620,130

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$58,772	$81,548	$638,934	$735,905	$17,812	$1,248	$(329,145)
Net realized gain (loss) on investments	154,279	(60,109)	6,228,300	2,310,598	321,697	94,589	4,696,575
Change in net unrealized appreciation (depreciation) on investments	661,779	779,971	4,994,189	3,265,960	(227,416)	(71,507)	14,677,355

Net increase (decrease) in net assets resulting from operations	874,830	801,410	11,861,423	6,312,463	112,093	24,330	19,044,785

CONTRACT TRANSACTIONS:
Contract owners’ net payments	117,516	3,530,284	431,197	57,737,038	16,006	1,172,955	666,644
Contract maintenance charges	(24,416)	(96,552)	(1,064,457)	(1,267,480)	(30,803)	(33,574)	(389,740)
Contract owners’ benefits	(751,018)	(770,602)	(10,670,393)	(2,931,597)	(491,325)	(148,057)	(4,686,743)
Net transfers (to) from the Company and/or Subaccounts	(220,691)	2,229,305	(4,220,272)	17,480,307	(44,183)	456,747	(6,496,167)

Increase (decrease) in net assets resulting from Contract transactions	(878,609)	4,892,435	(15,523,925)	71,018,268	(550,305)	1,448,071	(10,906,006)

Total increase (decrease) in net assets	(3,779)	5,693,845	(3,662,502)	77,330,731	(438,212)	1,472,401	8,138,779

NET ASSETS:
Beginning of period	6,858,779	5,692,542	95,730,211	46,866,316	7,483,896	1,806,793	66,704,901

End of period	$6,855,000	$11,386,387	$92,067,709	$124,197,047	$7,045,684	$3,279,194	$74,843,680

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(783,585)	$70,918	$222,954	$32,290	$92,364	$19,419	$28,552
Net realized gain (loss) on investments	5,219,611	1,222,876	2,921,004	85,810	3,073	5,034	(1,026)
Change in net unrealized appreciation (depreciation) on investments	25,148,827	3,160,654	8,061,855	156,262	(527,535)	3,924	(29,154)

Net increase (decrease) in net assets resulting from operations	29,584,853	4,454,448	11,205,813	274,362	(432,098)	28,377	(1,628)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	65,784,246	1,211	40,484,220	1,293	8,612,319	900	685,156
Contract maintenance charges	(1,322,316)	(93,016)	(740,613)	(36,302)	(239,535)	(5,168)	(17,836)
Contract owners’ benefits	(9,064,427)	(823,879)	(3,245,157)	(720,417)	(189,403)	(27,745)	(24,230)
Net transfers (to) from the Company and/or Subaccounts	9,262,857	(1,116,635)	10,740,545	(84,878)	6,369,979	11,726	282,506

Increase (decrease) in net assets resulting from Contract transactions	64,660,360	(2,032,319)	47,238,995	(840,304)	14,553,360	(20,287)	925,596

Total increase (decrease) in net assets	94,245,213	2,422,129	58,444,808	(565,942)	14,121,262	8,090	923,968

NET ASSETS:
Beginning of period	74,958,630	19,940,230	35,023,179	9,668,691	6,918,399	1,047,610	831,764

End of period	$169,203,843	$22,362,359	$93,467,987	$9,102,749	$21,039,661	$1,055,700	$1,755,732

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,691	$8,130	$1,435,362	$3,152,428	$127,813	$491,373	$340,615
Net realized gain (loss) on investments	137,799	6,758	21,396	(12,142)	563	(58,969)	1,118,811
Change in net unrealized appreciation (depreciation) on investments	364,512	25,904	(1,270,943)	(3,132,258)	(129,554)	(510,098)	5,954,514

Net increase (decrease) in net assets resulting from operations	558,002	40,792	185,815	8,028	(1,178)	(77,694)	7,413,940

CONTRACT TRANSACTIONS:
Contract owners’ net payments	65,724	553,436	189,018	47,639,522	18,091	4,807,987	355,235
Contract maintenance charges	(37,908)	(5,990)	(428,327)	(1,022,559)	(16,811)	(175,009)	(183,420)
Contract owners’ benefits	(582,028)	(12,994)	(1,420,121)	(1,736,163)	(187,698)	(662,405)	(3,665,572)
Net transfers (to) from the Company and/or Subaccounts	102,506	329,784	3,230,798	20,243,728	366,589	5,901,530	(1,030,654)

Increase (decrease) in net assets resulting from Contract transactions	(451,706)	864,236	1,571,368	65,124,528	180,171	9,872,103	(4,524,411)

Total increase (decrease) in net assets	106,296	905,028	1,757,183	65,132,556	178,993	9,794,409	2,889,529

NET ASSETS:
Beginning of period	9,511,027	797,610	40,677,701	37,465,450	3,776,145	7,394,998	42,268,256

End of period	$9,617,323	$1,702,638	$42,434,884	$102,598,006	$3,955,138	$17,189,407	$45,157,785

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$348,746	$354,584	$21,472	$380,576	$(629)	$1,906	$543
Net realized gain (loss) on investments	335,897	1,374,635	(33)	3,607,767	2,018	95,021	53,090
Change in net unrealized appreciation (depreciation) on investments	3,855,197	(224,290)	87,415	(1,509,956)	(16,610)	50,887	3,469

Net increase (decrease) in net assets resulting from operations	4,539,840	1,504,929	108,854	2,478,387	(15,221)	147,814	57,102

CONTRACT TRANSACTIONS:
Contract owners’ net payments	25,130,207	8,715,419	1,540,238	13,340,027	482,639	-	33,703
Contract maintenance charges	(459,278)	(235,920)	(20,695)	(554,737)	(21,884)	(345)	(3,065)
Contract owners’ benefits	(654,839)	(471,075)	(65)	(686,557)	(47,638)	(486,594)	(22,684)
Net transfers (to) from the Company and/or Subaccounts	3,973,900	2,066,486	507,153	4,574,536	308,689	153	68,266

Increase (decrease) in net assets resulting from Contract transactions	27,989,990	10,074,910	2,026,631	16,673,269	721,806	(486,786)	76,220

Total increase (decrease) in net assets	32,529,830	11,579,839	2,135,485	19,151,656	706,585	(338,972)	133,322

NET ASSETS:
Beginning of period	16,839,318	12,181,336	171,515	27,312,169	1,415,921	1,198,376	373,671

End of period	$49,369,148	$23,761,175	$2,307,000	$46,463,825	$2,122,506	$859,404	$506,993

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,385)	$(331,982)	$(201,774)	$(71,877)	$38,804	$78,691	$27,018
Net realized gain (loss) on investments	86,481	1,992,488	437,326	186,880	4,915	2,658	234
Change in net unrealized appreciation (depreciation) on investments	135,728	1,901,248	100,320	914,316	(3,921)	(70,291)	7,056

Net increase (decrease) in net assets resulting from operations	211,824	3,561,754	335,872	1,029,319	39,798	11,058	34,308

CONTRACT TRANSACTIONS:
Contract owners’ net payments	153,518	480,998	302,306	3,499,627	555,715	256,412	404,722
Contract maintenance charges	(4,152)	(576,111)	(198,976)	(135,449)	(14,809)	(12,776)	(8,104)
Contract owners’ benefits	(51,002)	(6,742,787)	(2,755,581)	(249,650)	(1,729)	(149,314)	(40,690)
Net transfers (to) from the Company and/or Subaccounts	(90,538)	798,026	4,070,769	580,361	154,420	393,733	137,456

Increase (decrease) in net assets resulting from Contract transactions	7,826	(6,039,874)	1,418,518	3,694,889	693,597	488,055	493,384

Total increase (decrease) in net assets	219,650	(2,478,120)	1,754,390	4,724,208	733,395	499,113	527,692

NET ASSETS:
Beginning of period	805,252	47,333,384	17,582,399	6,273,393	500,889	2,053,271	705,883

End of period	$1,024,902	$44,855,264	$19,336,789	$10,997,601	$1,234,284	$2,552,384	$1,233,575

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,539)	$(55,712)	$814,650	$5,477	$83,932	$45,547	$40,921
Net realized gain (loss) on investments	20,548	470,529	5,756	5,001	216	30,098	34,360
Change in net unrealized appreciation (depreciation) on investments	124,094	579,470	(71,558)	35,720	(3,664)	2,749	(40,777)

Net increase (decrease) in net assets resulting from operations	134,103	994,287	748,848	46,198	80,484	78,394	34,504

CONTRACT TRANSACTIONS:
Contract owners’ net payments	103,960	4,686,941	10,961,531	-	401,782	1,229,766	198,102
Contract maintenance charges	(6,105)	(28,690)	(346,077)	(1,951)	(6,779)	(5,075)	(4,251)
Contract owners’ benefits	(129,240)	(3,086)	(583,853)	(4,638)	(83,771)	(3,807)	(46,527)
Net transfers (to) from the Company and/or Subaccounts	52,455	1,696,761	5,139,534	(8,723)	92,636	58,273	38,462

Increase (decrease) in net assets resulting from Contract transactions	21,070	6,351,926	15,171,135	(15,312)	403,868	1,279,157	185,786

Total increase (decrease) in net assets	155,173	7,346,213	15,919,983	30,886	484,352	1,357,551	220,290

NET ASSETS:
Beginning of period	1,250,099	253,084	15,022,013	324,360	1,404,766	565,739	1,082,715

End of period	$1,405,272	$7,599,297	$30,941,996	$355,246	$1,889,118	$1,923,290	$1,303,005

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66,387	$110,747	$76,652	$25,779	$35,071	$311,984	$675,182
Net realized gain (loss) on investments	38,395	2,565	459,243	170,802	8,184	154,084	1,834,880
Change in net unrealized appreciation (depreciation) on investments	(11,374)	3,328	(74,680)	(21,950)	26,657	686,056	4,826,088

Net increase (decrease) in net assets resulting from operations	93,408	116,640	461,215	174,631	69,912	1,152,124	7,336,150

CONTRACT TRANSACTIONS:
Contract owners’ net payments	312,402	325,305	801,108	262,446	1,078,400	12,591,610	25,369,119
Contract maintenance charges	(5,928)	(7,403)	(9,587)	(9,437)	(22,055)	(306,817)	(866,925)
Contract owners’ benefits	(65,856)	(250,887)	(218,380)	(93,298)	(894)	(141,215)	(1,583,291)
Net transfers (to) from the Company and/or Subaccounts	18,175	76,420	(96,085)	(23,748)	325,349	2,673,995	7,122,395

Increase (decrease) in net assets resulting from Contract transactions	258,793	143,435	477,056	135,963	1,380,800	14,817,573	30,041,298

Total increase (decrease) in net assets	352,201	260,075	938,271	310,594	1,450,712	15,969,697	37,377,448

NET ASSETS:
Beginning of period	1,461,991	2,238,744	3,515,694	2,041,197	643,064	8,435,412	41,455,614

End of period	$1,814,192	$2,498,819	$4,453,965	$2,351,791	$2,093,776	$24,405,109	$78,833,062

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$209,463	$(2,870,812)	$185	$12	$13,530	$23,830	$3,761
Net realized gain (loss) on investments	(251)	59,769,561	247	74	7,509	460,104	384
Change in net unrealized appreciation (depreciation) on investments	(198,093)	22,676,717	33	2,858	(19,387)	196,922	45,500

Net increase (decrease) in net assets resulting from operations	11,119	79,575,466	465	2,944	1,652	680,856	49,645

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,624,360	9,838,246	35,031	26,085	143,965	5,649	145,764
Contract maintenance charges	(102,085)	(2,924,238)	(14)	(109)	(3,062)	(43,025)	(2,146)
Contract owners’ benefits	(71,155)	(38,581,520)	-	-	(149,234)	(636,223)	-
Net transfers (to) from the Company and/or Subaccounts	1,925,837	(30,938,245)	8,559	801	(416,184)	(167,465)	318,313

Increase (decrease) in net assets resulting from Contract transactions	7,376,957	(62,605,757)	43,576	26,777	(424,515)	(841,064)	461,931

Total increase (decrease) in net assets	7,388,076	16,969,709	44,041	29,721	(422,863)	(160,208)	511,576

NET ASSETS:
Beginning of period	3,870,479	268,825,837	-	-	1,425,498	5,182,935	196,694

End of period	$11,258,555	$285,795,546	$44,041	$29,721	$1,002,635	$5,022,727	$708,270

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class 2	Fidelity VIP Freedom 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,329	$44,145	$35,024	$36,690	$(2,119)	$2,915	$(32)
Net realized gain (loss) on investments	31,060	83,001	(32,208)	152	139,317	31,159	646
Change in net unrealized appreciation (depreciation) on investments	(55,106)	20,600	42,773	75,559	(55,505)	(1,777)	1,993

Net increase (decrease) in net assets resulting from operations	11,283	147,746	45,589	112,401	81,693	32,297	2,607

CONTRACT TRANSACTIONS:
Contract owners’ net payments	335	818	300,610	1,194,814	21,144	305,372	17,286
Contract maintenance charges	(6,793)	(11,280)	(13,969)	(33,415)	(5,204)	(3,466)	(47)
Contract owners’ benefits	(52,328)	(122,699)	(358,182)	(5,882)	(578,934)	-	-
Net transfers (to) from the Company and/or Subaccounts	945,800	97,001	220,633	313,169	62,700	169,022	(636)

Increase (decrease) in net assets resulting from Contract transactions	887,014	(36,160)	149,092	1,468,686	(500,294)	470,928	16,603

Total increase (decrease) in net assets	898,297	111,586	194,681	1,581,087	(418,601)	503,225	19,210

NET ASSETS:
Beginning of period	670,172	2,345,098	1,273,030	1,036,325	789,359	34,463	-

End of period	$1,568,469	$2,456,684	$1,467,711	$2,617,412	$370,758	$537,688	$19,210

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(42,213)	$(19,064)	$11,883	$391,674	$248	$56,611	$6,421,325
Net realized gain (loss) on investments	1,189,033	7,157	4	36,047,639	259	668	(1,718,343)
Change in net unrealized appreciation (depreciation) on investments	(272,667)	75,380	(7,691)	105,501,992	36,699	(5,033)	(3,276,550)

Net increase (decrease) in net assets resulting from operations	874,153	63,473	4,196	141,941,305	37,206	52,246	1,426,432

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,594,624	480,874	140,886	38,717,036	6,000	762,261	20,606,650
Contract maintenance charges	(19,327)	(21,000)	(1,369)	(3,872,588)	(805)	(28,207)	(3,421,267)
Contract owners’ benefits	(273,979)	(83,851)	(1,190)	(99,949,053)	-	(10,857)	(31,892,821)
Net transfers (to) from the Company and/or Subaccounts	(21,164)	185,345	52,036	(14,364,444)	92,414	451,773	29,550,849

Increase (decrease) in net assets resulting from Contract transactions	1,280,154	561,368	190,363	(79,469,049)	97,609	1,174,970	14,843,411

Total increase (decrease) in net assets	2,154,307	624,841	194,559	62,472,256	134,815	1,227,216	16,269,843

NET ASSETS:
Beginning of period	2,785,015	1,755,207	31,147	640,855,365	482,654	1,554,917	255,514,204

End of period	$4,939,322	$2,380,048	$225,706	$703,327,621	$617,469	$2,782,133	$271,784,047

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,569,068)	$9,829	$2,547	$(102,266)	$21,408	$3,713	$2,622
Net realized gain (loss) on investments	33,908,304	5	10,860	572,074	10,874	18,175	237,092
Change in net unrealized appreciation (depreciation) on investments	429,487	(6,247)	19,471	3,615,318	731,528	47,655	(137,097)

Net increase (decrease) in net assets resulting from operations	32,768,723	3,587	32,878	4,085,126	763,810	69,543	102,617

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,832,562	147,710	95,688	10,551,619	1,364,775	16,850	380,389
Contract maintenance charges	(2,488,264)	(2,432)	(5,189)	(249,656)	(34,474)	(1,417)	(7,077)
Contract owners’ benefits	(31,876,666)	(243)	(150,068)	(168,206)	(761)	(17,483)	(15,150)
Net transfers (to) from the Company and/or Subaccounts	(13,163,411)	189,319	52,271	3,349,147	442,019	4,636	180,202

Increase (decrease) in net assets resulting from Contract transactions	(44,695,779)	334,354	(7,298)	13,482,904	1,771,559	2,586	538,364

Total increase (decrease) in net assets	(11,927,056)	337,941	25,580	17,568,030	2,535,369	72,129	640,981

NET ASSETS:
Beginning of period	218,316,668	32,252	380,412	6,908,920	2,884,696	237,465	1,072,685

End of period	$206,389,612	$370,193	$405,992	$24,476,950	$5,420,065	$309,594	$1,713,666

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(540,022)	$5,913,804	$27,274	$3,830,024	$35,032	$(39,604)	$(353,097)
Net realized gain (loss) on investments	3,622,478	1,094,139	282,476	14,377,776	20,695,076	1,707,715	783,267
Change in net unrealized appreciation (depreciation) on investments	11,171,882	1,242,223	(175,900)	25,088,106	8,399,776	3,394,137	2,693,651

Net increase (decrease) in net assets resulting from operations	14,254,338	8,250,166	133,850	43,295,906	29,129,884	5,062,248	3,123,821

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,915,940	24,302,057	-	1,924,680	35,510,703	8,512,819	372,106
Contract maintenance charges	(449,673)	(1,615,386)	(8,064)	(5,592,329)	(3,901,449)	(583,270)	(286,933)
Contract owners’ benefits	(5,910,174)	(20,839,864)	(389,800)	(63,414,328)	(41,093,175)	(6,022,405)	(3,972,407)
Net transfers (to) from the Company and/or Subaccounts	(3,057,611)	7,512,426	29,793	(14,460,379)	14,228,306	3,448,479	(421,889)

Increase (decrease) in net assets resulting from Contract transactions	(7,501,518)	9,359,233	(368,071)	(81,542,356)	4,744,385	5,355,623	(4,309,123)

Total increase (decrease) in net assets	6,752,820	17,609,399	(234,221)	(38,246,450)	33,874,269	10,417,871	(1,185,302)

NET ASSETS:
Beginning of period	51,287,216	139,932,967	3,507,382	447,845,792	300,428,341	44,134,742	34,209,532

End of period	$58,040,036	$157,542,366	$3,273,161	$409,599,342	$334,302,610	$54,552,613	$33,024,230

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$203,268	$6,263,327	$741,024	$320,992	$456,945	$67,221	$7,307
Net realized gain (loss) on investments	(24,407)	(4,593,745)	(243,510)	(133,633)	2,259,743	3,962,394	10,579,198
Change in net unrealized appreciation (depreciation) on investments	(17,917)	(537,694)	(517,164)	765,884	(1,094,728)	663,132	1,152,361

Net increase (decrease) in net assets resulting from operations	160,944	1,131,888	(19,650)	953,243	1,621,960	4,692,747	11,738,866

CONTRACT TRANSACTIONS:
Contract owners’ net payments	23,363	2,007,030	1,716,566	320,999	80,496	463,098	381,631
Contract maintenance charges	(15,959)	(4,102,316)	(321,653)	(66,543)	(378,019)	(41,163)	(1,037,399)
Contract owners’ benefits	(1,131,532)	(45,136,044)	(4,017,511)	(2,698,595)	(4,809,564)	(5,266,972)	(11,826,633)
Net transfers (to) from the Company and/or Subaccounts	820,343	27,704,926	2,627,186	(35,320)	(1,020,966)	(572,580)	(5,748,938)

Increase (decrease) in net assets resulting from Contract transactions	(303,785)	(19,526,404)	4,588	(2,479,459)	(6,128,053)	(5,417,617)	(18,231,339)

Total increase (decrease) in net assets	(142,841)	(18,394,516)	(15,062)	(1,526,216)	(4,506,093)	(724,870)	(6,492,473)

NET ASSETS:
Beginning of period	5,711,182	311,692,875	26,987,183	17,824,793	31,255,445	31,557,906	81,166,941

End of period	$5,568,341	$293,298,359	$26,972,121	$16,298,577	$26,749,352	$30,833,036	$74,674,468

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(511,536)	$2,935	$(362,264)	$(47,490)	$(11,015)	$(364,600)	$(1,735,087)
Net realized gain (loss) on investments	5,366,561	357,226	7,056,456	1,645,529	1,565,028	3,389,580	19,803,506
Change in net unrealized appreciation (depreciation) on investments	3,377,524	249,311	3,710,011	1,350,689	142,584	5,334,514	25,853,809

Net increase (decrease) in net assets resulting from operations	8,232,549	609,472	10,404,203	2,948,728	1,696,597	8,359,494	43,922,228

CONTRACT TRANSACTIONS:
Contract owners’ net payments	844,729	30,373	1,553,576	420,083	106,260	164,213	14,778,904
Contract maintenance charges	(512,084)	(6,670)	(1,370,780)	(28,961)	(134,922)	(37,560)	(2,158,394)
Contract owners’ benefits	(6,025,241)	(667,080)	(13,971,678)	(2,572,873)	(1,580,656)	(4,422,662)	(21,906,925)
Net transfers (to) from the Company and/or Subaccounts	(2,612,598)	(32,075)	(2,550,276)	(292,438)	(777,878)	(901,244)	(12,430,150)

Increase (decrease) in net assets resulting from Contract transactions	(8,305,194)	(675,452)	(16,339,158)	(2,474,189)	(2,387,196)	(5,197,253)	(21,716,565)

Total increase (decrease) in net assets	(72,645)	(65,980)	(5,934,955)	474,539	(690,599)	3,162,241	22,205,663

NET ASSETS:
Beginning of period	46,856,070	5,688,474	100,099,125	17,956,981	10,304,574	29,769,823	153,993,716

End of period	$46,783,425	$5,622,494	$94,164,170	$18,431,520	$9,613,975	$32,932,064	$176,199,379

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Guggenheim Floating Rate Strategies Series	Guggenheim Global Managed Futures Strategy Fund	Guggenheim Long Short Equity Fund	Guggenheim Multi-Hedge Strategies Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$100,731	$(175,011)	$(5,803)	$204,325	$6,725	$(531)	$13,974
Net realized gain (loss) on investments	17,025	5,440,927	135,460	1,935	(25,250)	26,756	15,051
Change in net unrealized appreciation (depreciation) on investments	488,368	650,952	37,700	(33,743)	15,324	(14,421)	(41,530)

Net increase (decrease) in net assets resulting from operations	606,124	5,916,868	167,357	172,517	(3,201)	11,804	(12,505)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	352,131	279,724	1,031	-	-	-	-
Contract maintenance charges	(105,515)	(8,652)	(10,418)	(2,277)	(383)	(89)	(392)
Contract owners’ benefits	(1,042,767)	(3,636,957)	(123,682)	(558,312)	(55,549)	(28,351)	(174,472)
Net transfers (to) from the Company and/or Subaccounts	(343,659)	(128,299)	(75,085)	111,885	(169,753)	(149,810)	(7,012)

Increase (decrease) in net assets resulting from Contract transactions	(1,139,810)	(3,494,184)	(208,154)	(448,704)	(225,685)	(178,250)	(181,876)

Total increase (decrease) in net assets	(533,686)	2,422,684	(40,797)	(276,187)	(228,886)	(166,446)	(194,381)

NET ASSETS:
Beginning of period	6,548,317	23,607,206	680,073	3,246,381	430,714	166,446	516,950

End of period	$6,014,631	$26,029,890	$639,276	$2,970,194	$201,828	$-	$322,569

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(74,865)	$(27,525)	$(136,139)	$2,104,254	$106,357	$639,307	$1,019,024
Net realized gain (loss) on investments	325,501	147,081	5,627,197	(2,009,783)	2,320,697	13,894,692	633,607
Change in net unrealized appreciation (depreciation) on investments	1,576,876	653,381	13,098,093	1,100,668	411,432	3,758,429	(834,924)

Net increase (decrease) in net assets resulting from operations	1,827,512	772,937	18,589,151	1,195,139	2,838,486	18,292,428	817,707

CONTRACT TRANSACTIONS:
Contract owners’ net payments	12,476	1,822	470,147	582,096	144,095	1,624,338	6,197,547
Contract maintenance charges	(980)	(9,603)	(870,911)	(832,988)	(3,970)	(1,294,220)	(209,962)
Contract owners’ benefits	(800,025)	(297,455)	(10,659,573)	(7,565,717)	(3,614,518)	(18,617,033)	(336,616)
Net transfers (to) from the Company and/or Subaccounts	(163,206)	(216,099)	(9,650,219)	1,583,759	(301,937)	(3,618,287)	(42,709,052)

Increase (decrease) in net assets resulting from Contract transactions	(951,735)	(521,335)	(20,710,556)	(6,232,850)	(3,776,330)	(21,905,202)	(37,058,083)

Total increase (decrease) in net assets	875,777	251,602	(2,121,405)	(5,037,711)	(937,844)	(3,612,774)	(36,240,376)

NET ASSETS:
Beginning of period	5,895,839	2,544,217	72,564,118	50,443,985	21,929,427	140,489,583	36,240,376

End of period	$6,771,616	$2,795,819	$70,442,713	$45,406,274	$20,991,583	$136,876,809	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(115,232)	$(536,481)	$(48,187)	$(319,615)	$1,785,219	$278,136	$(89,317)
Net realized gain (loss) on investments	556,010	5,233,753	151,339	1,349,759	12,726,197	1,576,794	914,843
Change in net unrealized appreciation (depreciation) on investments	1,908,454	10,672,063	596,692	5,260,710	8,978,017	(1,817,075)	196,460

Net increase (decrease) in net assets resulting from operations	2,349,232	15,369,335	699,844	6,290,854	23,489,433	37,855	1,021,986

CONTRACT TRANSACTIONS:
Contract owners’ net payments	13,860	168,147	19,988	554,706	16,554,075	352,384	10
Contract maintenance charges	(1,890)	(647,537)	(323)	(282,745)	(2,970,898)	(471,373)	(1,074)
Contract owners’ benefits	(1,309,231)	(8,005,051)	(533,732)	(4,083,231)	(26,359,822)	(7,587,424)	(1,471,827)
Net transfers (to) from the Company and/or Subaccounts	(71,654)	(7,211,008)	(39,930)	(2,104,657)	55,803,365	(15,691,250)	(464,213)

Increase (decrease) in net assets resulting from Contract transactions	(1,368,915)	(15,695,449)	(553,997)	(5,915,927)	43,026,720	(23,397,663)	(1,937,104)

Total increase (decrease) in net assets	980,317	(326,114)	145,847	374,927	66,516,153	(23,359,808)	(915,118)

NET ASSETS:
Beginning of period	7,566,050	53,150,094	3,225,757	29,371,273	190,596,854	51,552,018	7,369,749

End of period	$8,546,367	$52,823,980	$3,371,604	$29,746,200	$257,113,007	$28,192,210	$6,454,631

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,524,896)	$115,554	$72,876	$3,173,411	$1,617,791	$40,385	$570,062
Net realized gain (loss) on investments	20,074,446	(225,951)	(76,228)	(4,043,198)	(675,079)	2,129,575	36,414,469
Change in net unrealized appreciation (depreciation) on investments	15,099,934	(285,542)	83,078	4,295,991	(214,496)	1,170,233	22,944,608

Net increase (decrease) in net assets resulting from operations	32,649,484	(395,939)	79,726	3,426,204	728,216	3,340,193	59,929,139

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,112,092	17,737	82,507	850,593	735,429	149,115	2,335,309
Contract maintenance charges	(2,751,387)	(104,418)	(1,416)	(2,766,329)	(1,478,954)	(3,987)	(5,794,467)
Contract owners’ benefits	(33,925,858)	(1,389,698)	(1,007,059)	(29,476,812)	(15,863,671)	(3,205,284)	(62,821,522)
Net transfers (to) from the Company and/or Subaccounts	(18,662,221)	(2,291,036)	70,978	14,090,293	11,446,973	(473,001)	(21,371,601)

Increase (decrease) in net assets resulting from Contract transactions	(54,227,374)	(3,767,415)	(854,990)	(17,302,255)	(5,160,223)	(3,533,157)	(87,652,281)

Total increase (decrease) in net assets	(21,577,890)	(4,163,354)	(775,264)	(13,876,051)	(4,432,007)	(192,964)	(27,723,142)

NET ASSETS:
Beginning of period	240,762,690	9,428,647	5,147,115	208,301,586	117,590,441	24,247,489	440,773,292

End of period	$219,184,800	$5,265,293	$4,371,851	$194,425,535	$113,158,434	$24,054,525	$413,050,150

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(86,688)	$(942,064)	$(2,723)	$(86,011)	$(1)	$(154,901)	$8,636,565
Net realized gain (loss) on investments	984,641	13,834,991	20,143	590,859	71	1,172,104	-
Change in net unrealized appreciation (depreciation) on investments	479,456	7,243,538	49,103	743,104	-	1,652,553	-

Net increase (decrease) in net assets resulting from operations	1,377,409	20,136,465	66,523	1,247,952	70	2,669,756	8,636,565

CONTRACT TRANSACTIONS:
Contract owners’ net payments	27,813	183,088	1,102,663	7,715,866	-	605,600	5,771,030
Contract maintenance charges	(1,309)	(1,238,887)	(9,548)	(187,134)	-	(117,186)	(4,060,648)
Contract owners’ benefits	(1,603,995)	(12,238,300)	(324)	(276,523)	-	(2,005,055)	(63,024,374)
Net transfers (to) from the Company and/or Subaccounts	(89,980)	(8,888,480)	124,925	3,623,901	(70)	(597,656)	65,414,860

Increase (decrease) in net assets resulting from Contract transactions	(1,667,471)	(22,182,579)	1,217,716	10,876,110	(70)	(2,114,297)	4,100,868

Total increase (decrease) in net assets	(290,062)	(2,046,114)	1,284,239	12,124,062	-	555,459	12,737,433

NET ASSETS:
Beginning of period	6,695,423	98,008,773	88,609	6,209,683	-	16,531,735	258,896,689

End of period	$6,405,361	$95,962,659	$1,372,848	$18,333,745	$-	$17,087,194	$271,634,122

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$115,418	$(344)	$(37,582)	$(101)	$(32,861)	$6,886	$22,503,059
Net realized gain (loss) on investments	(5,299)	8,455	184,197	446	1,951	1,668	(2,535,938)
Change in net unrealized appreciation (depreciation) on investments	1,019,635	9,435	456,920	701	577,756	(18,346)	6,614,829

Net increase (decrease) in net assets resulting from operations	1,129,754	17,546	603,535	1,046	546,846	(9,792)	26,581,950

CONTRACT TRANSACTIONS:
Contract owners’ net payments	10,450,390	492,250	3,097,760	-	3,194,118	1,357,173	25,049,915
Contract maintenance charges	(151,192)	(3,059)	(38,359)	(41)	(32,441)	(16,705)	(6,540,407)
Contract owners’ benefits	(375,922)	(468)	(128,674)	-	(115,951)	(77,152)	(60,809,657)
Net transfers (to) from the Company and/or Subaccounts	1,676,722	21,875	346,700	(1,923)	201,910	244,382	32,554,281

Increase (decrease) in net assets resulting from Contract transactions	11,599,998	510,598	3,277,427	(1,964)	3,247,636	1,507,698	(9,745,868)

Total increase (decrease) in net assets	12,729,752	528,144	3,880,962	(918)	3,794,482	1,497,906	16,836,082

NET ASSETS:
Beginning of period	5,454,742	-	1,425,825	11,255	1,174,037	751,601	477,167,435

End of period	$18,184,494	$528,144	$5,306,787	$10,337	$4,968,519	$2,249,507	$494,003,517

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(447,260)	$(590,379)	$(148,591)	$(572,494)	$(250,644)	$354,590	$8,653
Net realized gain (loss) on investments	9,592,459	10,415,514	8,198,495	1,024,918	6,593,569	8,023	313
Change in net unrealized appreciation (depreciation) on investments	11,049,189	10,449,176	2,143,533	14,548,605	(377,909)	(43,196)	42,622

Net increase (decrease) in net assets resulting from operations	20,194,388	20,274,311	10,193,437	15,001,029	5,965,016	319,417	51,588

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,274,459	614,934	236,119	522,776	269,870	2,943,142	346,959
Contract maintenance charges	(1,078,975)	(1,989,555)	(311,167)	(755,240)	(272,201)	(84,793)	(10,540)
Contract owners’ benefits	(14,866,677)	(21,245,484)	(8,071,108)	(7,673,981)	(6,627,633)	(315,607)	(756)
Net transfers (to) from the Company and/or Subaccounts	(7,003,626)	(8,902,323)	(2,237,118)	(2,005,902)	(1,450,422)	1,572,223	212,710

Increase (decrease) in net assets resulting from Contract transactions	(21,674,819)	(31,522,428)	(10,383,274)	(9,912,347)	(8,080,386)	4,114,965	548,373

Total increase (decrease) in net assets	(1,480,431)	(11,248,117)	(189,837)	5,088,682	(2,115,370)	4,434,382	599,961

NET ASSETS:
Beginning of period	102,640,061	141,488,502	56,006,190	54,662,034	45,722,568	5,222,800	100,429

End of period	$101,159,630	$130,240,385	$55,816,353	$59,750,716	$43,607,198	$9,657,182	$700,390

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$61	$916	$(1,852)	$(86,801)	$(449,973)	$(2,500)	$3,494
Net realized gain (loss) on investments	1	100	30,012	755,430	7,809,685	84,342	1,817
Change in net unrealized appreciation (depreciation) on investments	297	(1,162)	11,554	984,311	4,326,685	138,821	19,595

Net increase (decrease) in net assets resulting from operations	359	(146)	39,714	1,652,940	11,686,397	220,663	24,906

CONTRACT TRANSACTIONS:
Contract owners’ net payments	12,623	-	7,622	27,196	8,581,502	2,564,037	-
Contract maintenance charges	(85)	(1,135)	(534)	(1,624)	(337,895)	(26,449)	(552)
Contract owners’ benefits	-	-	(72,450)	(877,323)	(7,176,722)	(1,204)	(38,092)
Net transfers (to) from the Company and/or Subaccounts	-	138,450	(9,550)	118,897	(3,205,007)	(70,975)	16,750

Increase (decrease) in net assets resulting from Contract transactions	12,538	137,315	(74,912)	(732,854)	(2,138,122)	2,465,409	(21,894)

Total increase (decrease) in net assets	12,897	137,169	(35,198)	920,086	9,548,275	2,686,072	3,012

NET ASSETS:
Beginning of period	-	136,562	137,209	5,732,528	40,793,429	233,135	227,271

End of period	$12,897	$273,731	$102,011	$6,652,614	$50,341,704	$2,919,207	$230,283

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,077	$40,096	$(16,527)	$(230,403)	$2,987	$80	$1,213
Net realized gain (loss) on investments	4,695	1,764,436	181,973	3,813,821	2	201	57
Change in net unrealized appreciation (depreciation) on investments	30,537	(820,554)	69,201	711,570	(23,918)	(24)	(9,509)

Net increase (decrease) in net assets resulting from operations	39,309	983,978	234,647	4,294,988	(20,929)	257	(8,239)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,875,996	1,811,095	6,313	1,476,418	417,942	39,467	33,479
Contract maintenance charges	(23,528)	(43,381)	(350)	(377,563)	(1,580)	(166)	(1,185)
Contract owners’ benefits	(663)	(3,281,610)	(316,994)	(4,381,512)	(56)	(179)	-
Net transfers (to) from the Company and/or Subaccounts	615,277	202,764	58,607	(1,195,433)	167,081	16,415	145,006

Increase (decrease) in net assets resulting from Contract transactions	2,467,082	(1,311,132)	(252,424)	(4,478,090)	583,387	55,537	177,300

Total increase (decrease) in net assets	2,506,391	(327,154)	(17,777)	(183,102)	562,458	55,794	169,061

NET ASSETS:
Beginning of period	328,767	16,446,276	1,699,117	30,205,221	-	-	141,582

End of period	$2,835,158	$16,119,122	$1,681,340	$30,022,119	$562,458	$55,794	$310,643

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT Mid Cap Growth Series, Service Class	MFS VIT New Discovery Series, Initial Class	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,572	$(33,793)	$(269,313)	$(3,877)	$(28,433)	$(493,959)	$(38,663)
Net realized gain (loss) on investments	28,956	722,746	6,408,308	44,390	14,043	694,522	367,167
Change in net unrealized appreciation (depreciation) on investments	(9,283)	159,433	636,695	7,663	114,377	2,156,612	492,987

Net increase (decrease) in net assets resulting from operations	23,245	848,386	6,775,690	48,176	99,987	2,357,175	821,491

CONTRACT TRANSACTIONS:
Contract owners’ net payments	950,880	45,761	262,800	1,195,931	690	401,977	45,064
Contract maintenance charges	(2,767)	(1,146)	(349,339)	(2,957)	(484)	(504,900)	(1,372)
Contract owners’ benefits	(424)	(1,072,796)	(7,222,429)	(12,052)	(102,088)	(6,392,248)	(580,481)
Net transfers (to) from the Company and/or Subaccounts	257,617	(15,365)	(2,807,532)	79,435	(10,559)	163,064	(6,530)

Increase (decrease) in net assets resulting from Contract transactions	1,205,306	(1,043,546)	(10,116,500)	1,260,357	(112,441)	(6,332,107)	(543,319)

Total increase (decrease) in net assets	1,228,551	(195,160)	(3,340,810)	1,308,533	(12,454)	(3,974,932)	278,172

NET ASSETS:
Beginning of period	15,823	4,992,878	41,071,503	25,762	1,973,779	45,899,743	4,945,930

End of period	$1,244,374	$4,797,718	$37,730,693	$1,334,295	$1,961,325	$41,924,811	$5,224,102

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Research Series, Service Class	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,270)	$8,452,278	$169,953	$500,492	$16,270	$163,783	$463,163
Net realized gain (loss) on investments	327,169	(2,716,719)	1,013,066	2,639,380	76,691	1,027,591	16,603,523
Change in net unrealized appreciation (depreciation) on investments	219,319	(2,037,440)	(294,551)	(684,112)	74,407	610,754	(3,044,785)

Net increase (decrease) in net assets resulting from operations	525,218	3,698,119	888,468	2,455,760	167,368	1,802,128	14,021,901

CONTRACT TRANSACTIONS:
Contract owners’ net payments	23,830	1,320,172	110,098	1,671,740	1,444	38,414	937,654
Contract maintenance charges	(20,396)	(3,520,872)	(3,063)	(266,198)	(360)	(178,370)	(1,292,837)
Contract owners’ benefits	(340,642)	(41,175,639)	(2,152,402)	(5,846,417)	(161,585)	(2,660,186)	(21,612,280)
Net transfers (to) from the Company and/or Subaccounts	(180,836)	16,007,603	(131,812)	360,521	(33,411)	(420,248)	(4,261,306)

Increase (decrease) in net assets resulting from Contract transactions	(518,044)	(27,368,736)	(2,177,179)	(4,080,354)	(193,912)	(3,220,390)	(26,228,769)

Total increase (decrease) in net assets	7,174	(23,670,617)	(1,288,711)	(1,624,594)	(26,544)	(1,418,262)	(12,206,868)

NET ASSETS:
Beginning of period	3,230,494	292,814,819	14,261,128	39,421,266	1,684,054	17,689,721	142,787,959

End of period	$3,237,668	$269,144,202	$12,972,417	$37,796,672	$1,657,510	$16,271,459	$130,581,091

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Morgan Stanley VIF Global Strategist Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT High Yield Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,990	$(4,337)	$(735)	$211,687	$94	$167,257	$22,978
Net realized gain (loss) on investments	241,175	(150)	840	(136,503)	(6)	30,185	(3)
Change in net unrealized appreciation (depreciation) on investments	72,404	25,066	27,856	16,374	101	184,738	3,408

Net increase (decrease) in net assets resulting from operations	357,569	20,579	27,961	91,558	189	382,180	26,383

CONTRACT TRANSACTIONS:
Contract owners’ net payments	16,105	232,020	52,170	8,773	-	126,150	160,534
Contract maintenance charges	(63,869)	(4,660)	(225)	(63,345)	(44)	(88,203)	(5,486)
Contract owners’ benefits	(588,923)	(131)	-	(752,627)	(258)	(715,640)	(17,410)
Net transfers (to) from the Company and/or Subaccounts	(4,807,852)	(46,446)	(1,919)	(649,923)	(1)	28,560	178,696

Increase (decrease) in net assets resulting from Contract transactions	(5,444,539)	180,783	50,026	(1,457,122)	(303)	(649,133)	316,334

Total increase (decrease) in net assets	(5,086,970)	201,362	77,987	(1,365,564)	(114)	(266,953)	342,717

NET ASSETS:
Beginning of period	5,086,970	198,243	-	5,005,222	5,200	5,254,443	419,417

End of period	$-	$399,605	$77,987	$3,639,658	$5,086	$4,987,490	$762,134

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$78,024	$291,533	$3,400,492	$3,034,064	$3,084,511	$16,693,214	$343,301
Net realized gain (loss) on investments	(9,449)	(554,089)	(552,937)	(2,348,621)	35,228	(7,371,226)	389,828
Change in net unrealized appreciation (depreciation) on investments	(21,043)	(1,121,027)	1,043,676	1,390,049	650,335	(1,210,316)	1,551,718

Net increase (decrease) in net assets resulting from operations	47,532	(1,383,583)	3,891,231	2,075,492	3,770,074	8,111,672	2,284,847

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,640,839	51,684	2,147,889	2,165,413	9,291,575	15,059,304	48,251
Contract maintenance charges	(10,884)	(253,624)	(1,558,206)	(3,150,267)	(1,088,154)	(7,778,112)	(655,487)
Contract owners’ benefits	(772,900)	(2,585,922)	(18,230,851)	(30,096,657)	(10,754,469)	(79,791,765)	(6,801,771)
Net transfers (to) from the Company and/or Subaccounts	1,011,996	2,116,124	12,344,703	16,639,738	9,258,872	42,989,928	1,396,864

Increase (decrease) in net assets resulting from Contract transactions	1,869,051	(671,738)	(5,296,465)	(14,441,773)	6,707,824	(29,520,645)	(6,012,143)

Total increase (decrease) in net assets	1,916,583	(2,055,321)	(1,405,234)	(12,366,281)	10,477,898	(21,408,973)	(3,727,296)

NET ASSETS:
Beginning of period	920,124	19,528,621	118,346,307	216,877,248	74,503,829	589,668,407	41,383,716

End of period	$2,836,707	$17,473,300	$116,941,073	$204,510,967	$84,981,727	$568,259,434	$37,656,420

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Rydex Commodities Strategy Fund	Rydex Inverse Government Long Bond Strategy Fund	T. Rowe Price All-Cap Opportunities Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$164,123	$7,296,504	$(154,403)	$(206,198)	$313	$298	$(12,502)
Net realized gain (loss) on investments	2,333,465	4,925,712	1,243,198	5,055,983	(38)	12	266,260
Change in net unrealized appreciation (depreciation) on investments	2,952,867	44,229,536	469,653	(2,072,400)	394	939	99,594

Net increase (decrease) in net assets resulting from operations	5,450,455	56,451,752	1,558,448	2,777,385	669	1,249	353,352

CONTRACT TRANSACTIONS:
Contract owners’ net payments	117,047	3,824,886	41,844	477,541	-	-	690,531
Contract maintenance charges	(229,741)	(13,557,714)	(186,047)	(1,836,480)	(9)	(3)	(8,744)
Contract owners’ benefits	(8,324,069)	(40,647,036)	(1,952,449)	(18,963,375)	(1,367)	-	(14,371)
Net transfers (to) from the Company and/or Subaccounts	(2,480,099)	1,855,334	(624,026)	(7,070,213)	1,039	292	(28,357)

Increase (decrease) in net assets resulting from Contract transactions	(10,916,862)	(48,524,530)	(2,720,678)	(27,392,527)	(337)	289	639,059

Total increase (decrease) in net assets	(5,466,407)	7,927,222	(1,162,230)	(24,615,142)	332	1,538	992,411

NET ASSETS:
Beginning of period	46,001,504	692,496,947	14,461,674	141,296,845	9,635	7,762	1,345,778

End of period	$40,535,097	$700,424,169	$13,299,444	$116,681,703	$9,967	$9,300	$2,338,189

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(362,850)	$(111,897)	$(18,244)	$290,059	$277,238	$890,027	$(1,832,402)
Net realized gain (loss) on investments	3,487,358	1,709,995	441,069	598,498	89,469	424,806	(6,468,967)
Change in net unrealized appreciation (depreciation) on investments	9,774,739	(2,245,655)	(278,847)	194,803	221,965	(2,050,676)	(13,007,753)

Net increase (decrease) in net assets resulting from operations	12,899,247	(647,557)	143,978	1,083,360	588,672	(735,843)	(21,309,122)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	25,536,552	8,360,784	3,371,434	10,601,346	50,611	259,201	800,817
Contract maintenance charges	(699,674)	(175,899)	(40,561)	(276,025)	(99,968)	(709,065)	(2,369,195)
Contract owners’ benefits	(979,357)	(294,845)	(12,545)	(109,761)	(1,610,419)	(9,212,484)	(25,229,318)
Net transfers (to) from the Company and/or Subaccounts	5,208,800	3,365,400	987,869	2,594,291	2,196,178	(5,369,778)	17,281,765

Increase (decrease) in net assets resulting from Contract transactions	29,066,321	11,255,440	4,306,197	12,809,851	536,402	(15,032,126)	(9,515,931)

Total increase (decrease) in net assets	41,965,568	10,607,883	4,450,175	13,893,211	1,125,074	(15,767,969)	(30,825,053)

NET ASSETS:
Beginning of period	27,837,795	7,592,613	257,138	8,170,546	7,269,906	67,307,450	180,892,316

End of period	$69,803,363	$18,200,496	$4,707,313	$22,063,757	$8,394,980	$51,539,481	$150,067,263

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Initial Class	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(105,176)	$2,307	$21,784	$2,278	$37,688	$4,770	$21,163
Net realized gain (loss) on investments	1,238,161	75,938	99,504	8,017	36,222	21,993	50,732
Change in net unrealized appreciation (depreciation) on investments	2,413,657	(67,939)	26,226	23,118	33,142	22,775	48,331

Net increase (decrease) in net assets resulting from operations	3,546,642	10,306	147,514	33,413	107,052	49,538	120,226

CONTRACT TRANSACTIONS:
Contract owners’ net payments	396,613	-	26,353	-	-	21,120	130,402
Contract maintenance charges	(802,212)	(10)	(7,866)	(2,675)	(3,320)	(3,101)	(7,131)
Contract owners’ benefits	(10,839,114)	(217,640)	(466,848)	(22,952)	(1,455)	-	(32,766)
Net transfers (to) from the Company and/or Subaccounts	(3,327,991)	8,434	(7,131)	(9,325)	3,413	(6,402)	65,333

Increase (decrease) in net assets resulting from Contract transactions	(14,572,704)	(209,216)	(455,492)	(34,952)	(1,362)	11,617	155,838

Total increase (decrease) in net assets	(11,026,062)	(198,910)	(307,978)	(1,539)	105,690	61,155	276,064

NET ASSETS:
Beginning of period	80,868,388	203,704	1,017,606	256,400	1,493,282	348,655	779,036

End of period	$69,842,326	$4,794	$709,628	$254,861	$1,598,972	$409,810	$1,055,100

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,258	$7,086	$(820)	$11,243	$9,178	$14,471	$16,451
Net realized gain (loss) on investments	113,482	516	48,978	438	37,347	15,868	23,191
Change in net unrealized appreciation (depreciation) on investments	405,862	(3,007)	510,979	58	38,887	148,202	33,317

Net increase (decrease) in net assets resulting from operations	543,602	4,595	559,137	11,739	85,412	178,541	72,959

CONTRACT TRANSACTIONS:
Contract owners’ net payments	315,448	-	752,788	-	210,663	354,789	-
Contract maintenance charges	(5,405)	(557)	(9,463)	(1,737)	(2,690)	(3,976)	(6,875)
Contract owners’ benefits	(153,610)	(23,265)	(68,394)	(23,716)	(49,312)	(122,646)	(67,750)
Net transfers (to) from the Company and/or Subaccounts	(115,142)	20,055	(379,548)	7,369	15,177	(36,964)	(74,208)

Increase (decrease) in net assets resulting from Contract transactions	41,291	(3,767)	295,383	(18,084)	173,838	191,203	(148,833)

Total increase (decrease) in net assets	584,893	828	854,520	(6,345)	259,250	369,744	(75,874)

NET ASSETS:
Beginning of period	2,210,009	272,064	1,569,881	204,545	943,042	1,191,646	763,482

End of period	$2,794,902	$272,892	$2,424,401	$198,200	$1,202,292	$1,561,390	$687,608

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$77,604	$14,720	$67,376	$66,550	$46,607	$36,242	$318,036
Net realized gain (loss) on investments	-	15,990	15,187	1,833	7,907	265,960	2,677
Change in net unrealized appreciation (depreciation) on investments	-	(10,198)	10,041	(48,908)	9,897	425,884	(418,374)

Net increase (decrease) in net assets resulting from operations	77,604	20,512	92,604	19,475	64,411	728,086	(97,661)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	40,141	135,065	305,033	816,905	393,109	1,075,573	351,785
Contract maintenance charges	(2,932)	(1,408)	(5,240)	(4,598)	(9,726)	(16,472)	(49,604)
Contract owners’ benefits	(164,073)	(29,595)	(479,118)	(223,027)	(95,864)	(315,956)	(280,018)
Net transfers (to) from the Company and/or Subaccounts	(29,425)	(4,735)	238,651	235,905	135,679	(82,558)	580,938

Increase (decrease) in net assets resulting from Contract transactions	(156,289)	99,327	59,326	825,185	423,198	660,587	603,101

Total increase (decrease) in net assets	(78,685)	119,839	151,930	844,660	487,609	1,388,673	505,440

NET ASSETS:
Beginning of period	1,650,335	514,675	2,330,819	2,651,380	1,432,278	2,836,238	4,060,324

End of period	$1,571,650	$634,514	$2,482,749	$3,496,040	$1,919,887	$4,224,911	$4,565,764

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

Protective Variable Annuity Separate Account

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Protective Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on March 14, 1994, and exists in accordance with the regulations of the Nebraska Department of Insurance. PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Dimensions II	Protective Investors Benefit Advisory
Dimensions III	Protective Investors Series
Dimensions IV	Protective Investors Series ADV
Dimensions V	Protective Rewards
Elements Access	Protective Rewards II
Elements Classic	Protective Rewards Elite
Elements Plus	Protective Values
Mileage Credit	Protective Values Access
Protective Access	Protective Values Advantage
Protective Access XL	Protective Variable Annuity
Protective Advantage	Protective Variable Annuity (2012) B, C, L Series
Protective Aspirations	Protective Variable Annuity II
Protective Dimensions	Protective Variable Annuity II B Series

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 254 available Subaccount investment options, as follows:

AB VPS Balanced Hedged Allocation Portfolio, Class B (a)

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS American Funds Global Balanced Fund, Class 4 (a)

American Funds IS American High-Income Trust, Class 2

American Funds IS American High-Income Trust, Class 4

American Funds IS Asset Allocation Fund, Class 2

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 2

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Capital World Bond Fund, Class 4

American Funds IS Capital World Growth and Income Fund, Class 2

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 2

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 2

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS International Fund, Class 4

American Funds IS International Growth and Income Fund, Class 2

American Funds IS International Growth and Income Fund, Class 4

American Funds IS New World Fund, Class 2

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 2

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 2

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Advantage SMID Cap V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

Calvert VP SRI Balanced Portfolio, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Emerging Markets Bond Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2 (a)

Fidelity VIP Asset Manager 70% Portfolio, Service Class 2 (a)

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 (a)

Fidelity VIP Emerging Markets Portfolio, Service Class 2 (a)

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Freedom 2015 Portfolio, Service Class 2

Fidelity VIP Freedom 2020 Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2

Fidelity VIP FundsManager 70% Portfolio, Service Class 2 *

Fidelity VIP FundsManager 85% Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (a)

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP High Income Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Materials Portfolio, Initial Class *

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Strategic Income Portfolio, Service Class 2

Fidelity VIP Target Volatility Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio, Service Class 2

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

First Trust Multi Income Allocation Portfolio, Class I (a)

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I (a)

Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT International Equity Insights Fund, Institutional Class

Goldman Sachs VIT International Equity Insights Fund, Service Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Large Cap Value Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Institutional Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares * (a)

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT Trend Driven Allocation Fund, Service Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Guggenheim Floating Rate Strategies Series

Guggenheim Global Managed Futures Strategy Fund

Guggenheim Long Short Equity Fund (a)

Guggenheim Multi-Hedge Strategies Fund

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Franchise Fund, Series II

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Discovery Large Cap Fund, Series I

Invesco V.I. Discovery Large Cap Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Equity and Income Fund, Series II (a)

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series I

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Mid Cap Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Nasdaq 100 Buffer Fund, December Series II (a)

Invesco V.I. Nasdaq 100 Buffer Fund, June Series II * (a)

Invesco V.I. Nasdaq 100 Buffer Fund, March Series II * (a)

Invesco V.I. Nasdaq 100 Buffer Fund, September Series II * (a)

Invesco V.I. S&P 500 Buffer Fund, December Series II *

Invesco V.I. S&P 500 Buffer Fund, June Series II *

Invesco V.I. S&P 500 Buffer Fund, March Series II *

Invesco V.I. S&P 500 Buffer Fund, September Series II *

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares (a)

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II (a)

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

MFS VIT Growth Series, Initial Class

MFS VIT Growth Series, Service Class

MFS VIT II Core Equity Portfolio, Service Class

MFS VIT II Emerging Markets Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT II Research International Portfolio, Service Class (a)

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class (a)

MFS VIT III Global Real Estate Portfolio, Service Class

MFS VIT III Mid Cap Value Portfolio, Service Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT Mid Cap Growth Series, Service Class

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Research Series, Initial Class

MFS VIT Research Series, Service Class

MFS VIT Total Return Bond Series, Service Class

MFS VIT Total Return Series, Initial Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Initial Class

MFS VIT Utilities Series, Service Class

MFS VIT Value Series, Service Class

Morgan Stanley VIF Global Infrastructure Portfolio *

Morgan Stanley VIF Global Real Estate Portfolio, Class II (a)

Morgan Stanley VIF Global Strategist Portfolio, Class II

Morgan Stanley VIF Growth Portfolio, Class II (a)

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class *

PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class

PIMCO VIT High Yield Portfolio, Advisor Class

PIMCO VIT Income Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Micro-Cap Portfolio, Service Class

Royce Capital Fund Small-Cap Portfolio, Service Class

Rydex Commodities Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse S&P 500 Strategy Fund *

Rydex Nova Fund *

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Mid-Cap Growth Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

VanEck VIP Global Resources Fund, Initial Class

Vanguard VIF Balanced Portfolio

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Equity Income Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Money Market Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

Western Asset Core Plus VIT Portfolio, Class II

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Change: Merged Subaccount
During 2024 the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	April 26, 2024

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century VP Balanced, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024
American Century VP Disciplined Core Value, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024
American Century VP International, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024
American Century VP Ultra, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

Subaccount Changes: Name Changes
During 2025, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Fidelity VIP Asset Manager	Fidelity VIP Asset Manager 50% Portfolio,	April 30, 2025
Growth, Service 2	Service Class 2
Fidelity VIP II Asset Manager,	Fidelity VIP Asset Manager 70% Portfolio,	April 30, 2025
Service 2	Service Class 2

Subaccount Changes: Liquidations
During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	January 15, 2025
Guggenheim Long Short Equity Fund	August 15, 2024
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	January 15, 2025
Invesco V.I. Nasdaq 100 Buffer Fund, June Series II	January 15, 2025
Invesco V.I. Nasdaq 100 Buffer Fund, March Series II	January 15, 2025
Invesco V.I. Nasdaq 100 Buffer Fund, September Series II	January 15, 2025
Morgan Stanley VIF Global Real Estate Portfolio, Class II	December 5, 2024

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
AB VPS Balanced Hedged Allocation Portfolio, Class B	August 20, 2024
American Funds IS American Funds Global Balanced Fund, Class 4	May 6, 2024
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	January 4, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	January 4, 2024
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	June 21, 2024
First Trust Multi Income Allocation Portfolio, Class I	May 22, 2025
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	May 16, 2025
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	October 4, 2024
Janus Henderson VIT Enterprise Portfolio, Service Shares	January 5, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	March 27, 2024
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	January 16, 2024
MFS VIT II Research International Portfolio, Service Class	January 3, 2024
Morgan Stanley VIF Growth Portfolio, Class II	January 4, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. [All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. ]Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2012 IAM ANB Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB VPS Balanced Hedged Allocation Portfolio, Class B	$777,502	$10,289
AB VPS Discovery Value Portfolio, Class B	297,078	320,775
AB VPS Large Cap Growth Portfolio, Class B	50,462,523	3,889,204
AB VPS Relative Value Portfolio, Class B	1,070,876	1,220,554
AB VPS Small Cap Growth Portfolio, Class B	352,419	63,353
American Funds IS American Funds Global Balanced Fund, Class 4	6,012,679	723,068
American Funds IS American High-Income Trust, Class 2	105,175	71,299
American Funds IS American High-Income Trust, Class 4	4,210,643	472,249
American Funds IS Asset Allocation Fund, Class 2	10,786,274	17,526,996
American Funds IS Asset Allocation Fund, Class 4	79,089,021	9,387,833
American Funds IS Capital Income Builder, Class 2	382,699	749,132
American Funds IS Capital Income Builder, Class 4	15,718,240	4,132,360
American Funds IS Capital World Bond Fund, Class 2	77,188	35,450
American Funds IS Capital World Bond Fund, Class 4	2,454,831	505,083
American Funds IS Capital World Growth and Income Fund, Class 2	448,849	448,223
American Funds IS Capital World Growth and Income Fund, Class 4	12,469,971	2,679,455
American Funds IS Global Growth Fund, Class 2	14,234,188	15,823,096
American Funds IS Global Growth Fund, Class 4	109,673,104	7,973,950
American Funds IS Global Small Capitalization Fund, Class 2	524,834	657,462
American Funds IS Global Small Capitalization Fund, Class 4	1,469,210	440,166
American Funds IS Growth Fund, Class 2	8,853,425	12,311,399
American Funds IS Growth Fund, Class 4	107,410,532	21,652,596
American Funds IS Growth-Income Fund, Class 2	4,177,841	2,007,049
American Funds IS Growth-Income Fund, Class 4	71,059,623	9,309,502
American Funds IS International Fund, Class 2	558,132	1,195,258
American Funds IS International Fund, Class 4	17,778,639	586,952
American Funds IS International Growth and Income Fund, Class 2	101,438	85,695
American Funds IS International Growth and Income Fund, Class 4	1,499,107	351,990
American Funds IS New World Fund, Class 2	968,722	1,938,926
American Funds IS New World Fund, Class 4	1,454,029	175,021
American Funds IS The Bond Fund of America, Class 2	4,598,562	2,747,818
American Funds IS The Bond Fund of America, Class 4	83,102,403	4,752,909
American Funds IS U.S. Government Securities Fund, Class 2	391,734	308,253
American Funds IS U.S. Government Securities Fund, Class 4	17,627,581	1,475,561
American Funds IS Washington Mutual Investors Fund, Class 2	5,239,216	6,379,050
American Funds IS Washington Mutual Investors Fund, Class 4	32,590,440	2,742,761
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	12,014,460	3,874,053
BlackRock Advantage SMID Cap V.I. Fund, Class III	2,996,319	356,490
BlackRock Global Allocation V.I. Fund, Class III	27,206,556	3,291,921
BlackRock International V.I. Fund, Class I	979,261	334,019
Calvert VP SRI Balanced Portfolio, Class I	62,574	82,854
ClearBridge Variable Dividend Strategy Portfolio, Class II	230,384	314,139
ClearBridge Variable Large Cap Growth Portfolio, Class II	770,431	676,828
ClearBridge Variable Mid Cap Portfolio, Class II	29,015,192	31,352,560
ClearBridge Variable Small Cap Growth Portfolio, Class II	9,278,243	10,295,523

Subaccount	Purchases	Sales
Columbia VP Balanced Fund, Class 2	$4,452,595	$1,563,524
Columbia VP Emerging Markets Bond Fund, Class 2	721,413	461,738
Columbia VP Intermediate Bond Fund, Class 2	950,776	666,315
Columbia VP Limited Duration Credit Fund, Class 2	908,747	186,555
Columbia VP Select Mid Cap Value Fund, Class 2	287,328	173,296
Columbia VP Seligman Global Technology Fund, Class 2	1,319,096	268,126
Columbia VP Strategic Income Fund, Class 2	19,232,566	1,668,610
Dimensional VA Equity Allocation Portfolio, Institutional	668,799	460,987
Dimensional VA Global Bond Portfolio, Institutional	1,563,845	173,594
Dimensional VA Global Moderate Allocation Portfolio, Institutional	358,109	100,061
Dimensional VA International Small Portfolio, Institutional	215,163	197,917
Dimensional VA International Value Portfolio, Institutional	325,198	341,379
Dimensional VA Short-Term Fixed Portfolio, Institutional	303,514	185,974
Dimensional VA US Large Value Portfolio, Institutional	1,862,108	366,824
Dimensional VA US Targeted Value Portfolio, Institutional	937,154	234,368
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	2,121,833	607,798
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	17,180,304	2,289,813
Fidelity VIP Balanced Portfolio, Service Class 2	47,269,039	6,814,996
Fidelity VIP Bond Index Portfolio, Service Class 2	9,161,477	913,185
Fidelity VIP Contrafund Portfolio, Service Class 2	145,679,110	144,262,376
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	41,160	2,887
Fidelity VIP Emerging Markets Portfolio, Service Class 2	15,105	7,965
Fidelity VIP Energy Portfolio, Service Class 2	927,103	498,820
Fidelity VIP Equity-Income Portfolio, Service Class 2	440,918	1,202,884
Fidelity VIP Extended Market Index Portfolio, Service Class 2	148,230	32,285
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	754,677	1,208,236
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	233,056	160,906
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	1,709,896	570,554
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	1,800,296	105,432
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	537,328	17,780
Fidelity VIP Growth & Income Portfolio, Service Class 2	670,885	106,332
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	21,988	329
Fidelity VIP Growth Portfolio, Service Class 2	3,201,361	1,237,510
Fidelity VIP Health Care Portfolio, Service Class 2	1,127,965	589,009
Fidelity VIP High Income Portfolio, Service Class 2	855,548	405,390
Fidelity VIP Index 500 Portfolio, Service Class 2	358,764,958	440,226,577
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	19,325	38,846
Fidelity VIP International Index Portfolio, Service Class 2	2,048,007	415,829
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	43,812,387	37,221,018
Fidelity VIP Mid Cap Portfolio, Service Class 2	127,590,734	131,228,669
Fidelity VIP Strategic Income Portfolio, Service Class 2	899,689	399,903
Fidelity VIP Target Volatility Portfolio, Service Class 2	246,143	151,012
Fidelity VIP Technology Portfolio, Initial Class	19,134,636	1,100,633
Fidelity VIP Total Market Index Portfolio, Service Class 2	1,485,803	346,833
Fidelity VIP Utilities Portfolio, Initial Class	146,442	54,459
Fidelity VIP Value Strategies Portfolio, Service Class 2	440,148	90,849
First Trust Multi Income Allocation Portfolio, Class I	566,005	170,215
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	4,265,095	127,030
Franklin DynaTech VIP Fund, Class 2	21,457,533	28,902,728

Subaccount	Purchases	Sales
Franklin Income VIP Fund, Class 2	$93,549,625	$53,052,711
Franklin Mutual Global Discovery VIP Fund, Class 2	540,159	808,633
Franklin Mutual Shares VIP Fund, Class 2	164,736,222	171,048,770
Franklin Rising Dividends VIP Fund, Class 2	175,635,969	124,258,105
Franklin Small Cap Value VIP Fund, Class 2	30,129,109	13,315,143
Franklin Small-Mid Cap Growth VIP Fund, Class 2	14,346,316	15,227,490
Franklin Strategic Income VIP Fund, Class 2	409,132	413,534
Franklin U.S. Government Securities VIP Fund, Class 2	14,032,467	46,601,390
Goldman Sachs VIT Core Fixed Income Fund, Service Class	3,748,383	4,394,191
Goldman Sachs VIT International Equity Insights Fund, Institutional Class	3,131,327	4,047,749
Goldman Sachs VIT International Equity Insights Fund, Service Class	10,502,291	11,379,382
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	4,976,798	5,074,690
Goldman Sachs VIT Large Cap Value Fund, Service Class	13,477,976	14,360,797
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	14,361,747	13,780,515
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	735,078	834,918
Goldman Sachs VIT Mid Cap Value Fund, Service Class	55,154,855	57,408,731
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	1,970,434	3,634,948
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	1,291,722	2,062,075
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	5,481,076	5,668,891
Goldman Sachs VIT Strategic Growth Fund, Service Class	98,490,612	84,252,508
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	1,640,304	982,283
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	3,900,125	4,275,932
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	92,605	106,451
Guggenheim Floating Rate Strategies Series	380,327	1,010,041
Guggenheim Global Managed Futures Strategy Fund	4,983	79,715
Guggenheim Multi-Hedge Strategies Fund	74,077	201,969
Invesco V.I. American Franchise Fund, Series I	724,211	903,577
Invesco V.I. American Franchise Fund, Series II	363,348	348,825
Invesco V.I. American Value Fund, Series II	25,265,292	30,157,504
Invesco V.I. Balanced-Risk Allocation Fund, Series II	5,119,255	9,128,738
Invesco V.I. Comstock Fund, Series I	2,963,253	3,534,733
Invesco V.I. Comstock Fund, Series II	42,619,138	45,338,686
Invesco V.I. Discovery Large Cap Fund, Series I	1,129,342	1,090,149
Invesco V.I. Discovery Large Cap Fund, Series II	28,754,438	31,898,070
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	367,848	517,378
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	8,773,174	10,037,072
Invesco V.I. Equity and Income Fund, Series II	98,242,061	80,779,181
Invesco V.I. EQV International Equity Fund, Series II	46,321,710	33,379,678
Invesco V.I. Global Fund, Series I	1,294,031	687,825
Invesco V.I. Global Fund, Series II	95,919,564	96,823,052
Invesco V.I. Global Real Estate Fund, Series II	12,102,008	9,762,774
Invesco V.I. Global Strategic Income Fund, Series I	336,979	734,911
Invesco V.I. Global Strategic Income Fund, Series II	11,665,206	34,631,770
Invesco V.I. Government Securities Fund, Series II	6,970,841	16,438,519
Invesco V.I. Growth and Income Fund, Series I	2,802,269	3,663,700
Invesco V.I. Growth and Income Fund, Series II	200,678,671	230,729,319
Invesco V.I. Main Street Fund, Series I	552,600	1,270,584
Invesco V.I. Main Street Fund, Series II	18,475,289	29,932,004

Subaccount	Purchases	Sales
Invesco V.I. Main Street Mid Cap Fund, Series II	$2,436,807	$196,761
Invesco V.I. Main Street Small Cap Fund, Series II	19,180,277	831,140
Invesco V.I. Small Cap Equity Fund, Series II	6,536,434	7,164,120
Invesco V.I. U.S. Government Money Portfolio, Series I	1,496,448,927	1,561,281,506
Janus Henderson VIT Balanced Portfolio, Service Shares	19,484,020	1,851,018
Janus Henderson VIT Enterprise Portfolio, Service Shares	889,367	193,068
Janus Henderson VIT Forty Portfolio, Service Shares	6,234,686	686,232
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	21,004	1,126
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	5,371,264	646,402
Janus Henderson VIT Overseas Portfolio, Service Shares	2,937,436	416,909
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	71,297,991	70,130,989
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	23,804,594	31,096,860
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	77,713,650	87,310,167
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	7,230,315	11,366,399
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	36,910,598	40,532,993
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	8,042,831	10,159,589
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	7,134,731	1,593,062
LVIP American Century Balanced Fund, Standard Class II	44,945	36,680
LVIP American Century Disciplined Core Value Fund, Standard Class II	511	206
LVIP American Century International Fund, Standard Class II	3,673	4,830
LVIP American Century Ultra Fund, Standard Class II	42,831	7,764
MFS VIT Growth Series, Initial Class	1,229,881	1,025,287
MFS VIT Growth Series, Service Class	18,386,578	9,582,411
MFS VIT II Core Equity Portfolio, Service Class	3,399,244	299,999
MFS VIT II Emerging Markets Equity Portfolio, Service Class	10,470	103,670
MFS VIT II International Growth Portfolio, Service Class	3,064,355	522,546
MFS VIT II International Intrinsic Value Portfolio, Service Class	3,681,038	4,545,029
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	256,035	271,056
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	5,621,975	4,631,646
MFS VIT II Research International Portfolio, Service Class	642,123	67,452
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	161,099	5,119
MFS VIT III Global Real Estate Portfolio, Service Class	49,211	5,427
MFS VIT III Mid Cap Value Portfolio, Service Class	977,503	85,597
MFS VIT Investors Trust Series, Initial Class	2,120,135	631,693
MFS VIT Investors Trust Series, Service Class	15,538,724	7,030,399
MFS VIT Mid Cap Growth Series, Service Class	1,128,605	51,939
MFS VIT New Discovery Series, Initial Class	33,090	211,301
MFS VIT New Discovery Series, Service Class	1,219,811	7,538,140
MFS VIT Research Series, Initial Class	1,315,487	514,999
MFS VIT Research Series, Service Class	880,999	719,627
MFS VIT Total Return Bond Series, Service Class	14,006,549	39,669,175
MFS VIT Total Return Series, Initial Class	1,639,012	2,461,756
MFS VIT Total Return Series, Service Class	6,170,224	6,247,048
MFS VIT Utilities Series, Initial Class	114,776	372,663
MFS VIT Utilities Series, Service Class	1,000,483	3,016,930
MFS VIT Value Series, Service Class	12,193,130	20,649,642
Morgan Stanley VIF Global Strategist Portfolio, Class II	297,773	158,344
Morgan Stanley VIF Growth Portfolio, Class II	318,481	125,348
PIMCO VIT All Asset Portfolio, Advisor Class	3,382,611	3,237,801

Subaccount	Purchases	Sales
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	$127	$930
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	764,001	796,054
PIMCO VIT High Yield Portfolio, Advisor Class	906,398	615,530
PIMCO VIT Income Portfolio, Advisor Class	3,356,022	550,281
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	1,835,027	4,224,290
PIMCO VIT Low Duration Portfolio, Advisor Class	11,195,572	18,414,837
PIMCO VIT Real Return Portfolio, Advisor Class	11,902,140	35,378,770
PIMCO VIT Short-Term Portfolio, Advisor Class	20,517,960	12,743,928
PIMCO VIT Total Return Portfolio, Advisor Class	47,044,621	89,628,925
Protective Life Dynamic Allocation Series Conservative Portfolio	6,898,169	7,790,596
Protective Life Dynamic Allocation Series Growth Portfolio	7,216,904	13,955,642
Protective Life Dynamic Allocation Series Moderate Portfolio	71,893,090	70,939,328
Royce Capital Fund Micro-Cap Portfolio, Service Class	7,461,197	7,740,371
Royce Capital Fund Small-Cap Portfolio, Service Class	72,926,130	72,432,204
Rydex Commodities Strategy Fund	1,351	713
Rydex Inverse Government Long Bond Strategy Fund	1,544	395
T. Rowe Price All-Cap Opportunities Portfolio	2,175,722	209,107
T. Rowe Price Blue Chip Growth Portfolio, Class II	45,522,894	4,242,074
T. Rowe Price Health Sciences Portfolio, Class II	17,350,203	901,112
T. Rowe Price Mid-Cap Growth Portfolio, Class II	4,738,222	481,222
T. Rowe Price Moderate Allocation Portfolio	12,587,933	2,485,737
Templeton Developing Markets VIP Fund, Class 2	4,858,284	6,632,427
Templeton Foreign VIP Fund, Class 2	19,542,434	18,393,729
Templeton Global Bond VIP Fund, Class 2	4,474,108	29,780,235
Templeton Growth VIP Fund, Class 2	17,300,876	23,124,917
VanEck VIP Global Resources Fund, Initial Class	139	84
Vanguard VIF Balanced Portfolio	684,508	18,917
Vanguard VIF Capital Growth Portfolio	287,476	99,253
Vanguard VIF Conservative Allocation Portfolio	166,061	24,706
Vanguard VIF Diversified Value Portfolio	61,420	9,061
Vanguard VIF Equity Income Portfolio	2,666,795	1,150,744
Vanguard VIF Equity Index Portfolio	2,158,143	360,705
Vanguard VIF Global Bond Index Portfolio	483,083	17,725
Vanguard VIF Growth Portfolio	2,485,547	578,345
Vanguard VIF High Yield Bond Portfolio	87,226	45,489
Vanguard VIF International Portfolio	269,705	245,103
Vanguard VIF Mid-Cap Index Portfolio	2,222,248	199,615
Vanguard VIF Moderate Allocation Portfolio	785,124	208,347
Vanguard VIF Money Market Portfolio	407,301	88,152
Vanguard VIF Real Estate Index Portfolio	555,887	36,239
Vanguard VIF Short-Term Investment-Grade Portfolio	1,107,155	409,984
Vanguard VIF Total Bond Market Index Portfolio	4,385,716	238,158
Vanguard VIF Total International Stock Market Index Portfolio	2,795,235	204,382
Vanguard VIF Total Stock Market Index Portfolio	3,498,930	269,713
Western Asset Core Plus VIT Portfolio, Class II	632,600	764,189

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation Portfolio, Class B	64,906	627	64,279	5,530	17	5,513
AB VPS Discovery Value Portfolio, Class B	16,949	28,238	(11,289)	5,839	19,010	(13,171)
AB VPS Large Cap Growth Portfolio, Class B	2,655,187	230,081	2,425,106	2,268,171	236,327	2,031,844
AB VPS Relative Value Portfolio, Class B	64,017	89,857	(25,840)	56,837	26,953	29,884
AB VPS Small Cap Growth Portfolio, Class B	33,296	6,820	26,476	24,884	6,280	18,604
American Funds IS American Funds Global Balanced Fund, Class 4	506,750	58,447	448,303	425,131	15,161	409,970
American Funds IS American High-Income Trust, Class 2	4,176	5,658	(1,482)	6,820	894	5,926
American Funds IS American High-Income Trust, Class 4	305,983	34,926	271,057	328,499	9,126	319,373
American Funds IS Asset Allocation Fund, Class 2	99,204	569,973	(470,769)	73,646	536,307	(462,661)
American Funds IS Asset Allocation Fund, Class 4	4,966,332	493,970	4,472,362	5,304,221	504,062	4,800,159
American Funds IS Capital Income Builder, Class 2	9,186	44,522	(35,336)	15,462	61,927	(46,465)
American Funds IS Capital Income Builder, Class 4	1,174,455	271,180	903,275	1,565,221	179,807	1,385,414
American Funds IS Capital World Bond Fund, Class 2	7,236	3,736	3,500	5,249	3,800	1,449
American Funds IS Capital World Bond Fund, Class 4	224,176	45,052	179,124	258,795	40,166	218,629
American Funds IS Capital World Growth and Income Fund, Class 2	4,296	21,451	(17,155)	10,295	65,763	(55,468)
American Funds IS Capital World Growth and Income Fund, Class 4	838,130	164,927	673,203	511,376	90,883	420,493
American Funds IS Global Growth Fund, Class 2	56,789	644,487	(587,698)	75,298	812,337	(737,039)
American Funds IS Global Growth Fund, Class 4	6,337,969	337,824	6,000,145	6,023,615	227,187	5,796,428
American Funds IS Global Small Capitalization Fund, Class 2	26,171	43,785	(17,614)	30,989	73,857	(42,868)
American Funds IS Global Small Capitalization Fund, Class 4	123,304	35,074	88,230	153,231	16,177	137,054
American Funds IS Growth Fund, Class 2	89,463	385,382	(295,919)	33,523	466,443	(432,920)
American Funds IS Growth Fund, Class 4	5,199,257	678,055	4,521,202	5,591,222	580,056	5,011,166
American Funds IS Growth-Income Fund, Class 2	7,452	87,334	(79,882)	1,523	112,677	(111,154)
American Funds IS Growth-Income Fund, Class 4	3,291,073	388,729	2,902,344	3,817,911	223,551	3,594,360
American Funds IS International Fund, Class 2	35,857	88,015	(52,158)	29,281	95,251	(65,970)
American Funds IS International Fund, Class 4	1,446,024	29,238	1,416,786	1,314,088	10,969	1,303,119
American Funds IS International Growth and Income Fund, Class 2	5,920	6,764	(844)	5,134	7,232	(2,098)
American Funds IS International Growth and Income Fund, Class 4	110,940	25,036	85,904	100,858	18,008	82,850
American Funds IS New World Fund, Class 2	29,118	114,663	(85,545)	57,759	88,692	(30,933)
American Funds IS New World Fund, Class 4	107,791	11,756	96,035	79,465	2,668	76,797
American Funds IS The Bond Fund of America, Class 2	263,196	234,067	29,129	310,635	149,559	161,076
American Funds IS The Bond Fund of America, Class 4	7,427,250	360,589	7,066,661	6,747,686	244,456	6,503,230
American Funds IS U.S. Government Securities Fund, Class 2	21,277	26,998	(5,721)	37,810	19,402	18,408
American Funds IS U.S. Government Securities Fund, Class 4	1,615,630	129,457	1,486,173	1,123,121	118,496	1,004,625
American Funds IS Washington Mutual Investors Fund, Class 2	67,092	264,789	(197,697)	61,787	282,623	(220,836)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Washington Mutual Investors Fund, Class 4	1,923,010	142,411	1,780,599	2,312,487	67,321	2,245,166
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	811,740	298,205	513,535	971,615	108,320	863,295
BlackRock Advantage SMID Cap V.I. Fund, Class III	183,173	26,523	156,650	171,547	3,864	167,683
BlackRock Global Allocation V.I. Fund, Class III	1,453,082	256,301	1,196,781	1,614,003	127,685	1,486,318
BlackRock International V.I. Fund, Class I	85,120	28,201	56,919	103,465	35,458	68,007
Calvert VP SRI Balanced Portfolio, Class I	15	1,671	(1,656)	5	14,324	(14,319)
ClearBridge Variable Dividend Strategy Portfolio, Class II	11,747	21,306	(9,559)	11,049	5,285	5,764
ClearBridge Variable Large Cap Growth Portfolio, Class II	45,820	44,685	1,135	15,322	14,041	1,281
ClearBridge Variable Mid Cap Portfolio, Class II	927,832	1,103,418	(175,586)	327,850	517,505	(189,655)
ClearBridge Variable Small Cap Growth Portfolio, Class II	257,720	312,331	(54,611)	463,099	401,344	61,755
Columbia VP Balanced Fund, Class 2	337,527	109,393	228,134	384,376	80,201	304,175
Columbia VP Emerging Markets Bond Fund, Class 2	57,268	39,722	17,546	77,660	15,557	62,103
Columbia VP Intermediate Bond Fund, Class 2	86,448	69,841	16,607	84,800	31,106	53,694
Columbia VP Limited Duration Credit Fund, Class 2	75,041	16,733	58,308	61,554	14,279	47,275
Columbia VP Select Mid Cap Value Fund, Class 2	24,209	13,076	11,133	20,040	17,619	2,421
Columbia VP Seligman Global Technology Fund, Class 2	32,651	9,803	22,848	532,385	2,040	530,345
Columbia VP Strategic Income Fund, Class 2	1,579,250	128,072	1,451,178	1,508,581	73,242	1,435,339
Dimensional VA Equity Allocation Portfolio, Institutional	34,456	23,152	11,304	-	928	(928)
Dimensional VA Global Bond Portfolio, Institutional	139,541	15,962	123,579	50,289	9,686	40,603
Dimensional VA Global Moderate Allocation Portfolio, Institutional	17,611	5,794	11,817	148,939	62,355	86,584
Dimensional VA International Small Portfolio, Institutional	5,676	11,490	(5,814)	20,307	7,284	13,023
Dimensional VA International Value Portfolio, Institutional	7,230	15,852	(8,622)	22,429	7,430	14,999
Dimensional VA Short-Term Fixed Portfolio, Institutional	17,685	16,245	1,440	39,124	25,728	13,396
Dimensional VA US Large Value Portfolio, Institutional	70,460	17,554	52,906	49,936	24,256	25,680
Dimensional VA US Targeted Value Portfolio, Institutional	27,161	9,260	17,901	15,855	9,651	6,204
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	163,413	49,991	113,422	127,745	2,159	125,586
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	1,243,130	158,145	1,084,985	1,335,223	59,626	1,275,597
Fidelity VIP Balanced Portfolio, Service Class 2	3,144,584	477,695	2,666,889	2,793,055	343,792	2,449,263
Fidelity VIP Bond Index Portfolio, Service Class 2	823,343	77,397	745,946	767,331	39,000	728,331
Fidelity VIP Contrafund Portfolio, Service Class 2	2,139,923	2,849,137	(709,214)	694,952	1,676,735	(981,783)
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	2,770	138	2,632	3,278	8	3,270
Fidelity VIP Emerging Markets Portfolio, Service Class 2	1,008	592	416	2,673	51	2,622
Fidelity VIP Energy Portfolio, Service Class 2	49,202	25,704	23,498	42,543	67,672	(25,129)
Fidelity VIP Equity-Income Portfolio, Service Class 2	2,330	29,012	(26,682)	2,444	26,104	(23,660)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	12,549	2,353	10,196	44,242	749	43,493
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	29,307	53,358	(24,051)	43,984	2,880	41,104
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	1,523	4,525	(3,002)	4,963	6,168	(1,205)
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	150,798	51,359	99,439	50,659	36,841	13,818

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	136,705	6,760	129,945	133,936	6,055	127,881
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	41,482	1,032	40,450	7,852	49,694	(41,842)
Fidelity VIP Growth & Income Portfolio, Service Class 2	37,905	6,438	31,467	39,282	2,472	36,810
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	1,429	14	1,415	3,831	2,511	1,320
Fidelity VIP Growth Portfolio, Service Class 2	24,908	13,881	11,027	19,830	6,826	13,004
Fidelity VIP Health Care Portfolio, Service Class 2	93,487	53,035	40,452	85,737	32,131	53,606
Fidelity VIP High Income Portfolio, Service Class 2	69,177	34,156	35,021	17,073	215	16,858
Fidelity VIP Index 500 Portfolio, Service Class 2	7,830,438	9,026,434	(1,195,996)	2,754,366	2,954,650	(200,284)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	766	2,813	(2,047)	8,401	62	8,339
Fidelity VIP International Index Portfolio, Service Class 2	152,229	31,591	120,638	117,981	12,690	105,291
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	2,909,395	2,702,497	206,898	3,675,851	2,121,031	1,554,820
Fidelity VIP Mid Cap Portfolio, Service Class 2	3,191,469	3,961,901	(770,432)	200,744	1,440,216	(1,239,472)
Fidelity VIP Strategic Income Portfolio, Service Class 2	77,220	34,515	42,705	30,922	146	30,776
Fidelity VIP Target Volatility Portfolio, Service Class 2	12,975	12,615	360	17,175	17,417	(242)
Fidelity VIP Technology Portfolio, Initial Class	881,400	42,723	838,677	830,955	19,194	811,761
Fidelity VIP Total Market Index Portfolio, Service Class 2	95,116	19,983	75,133	140,635	8,942	131,693
Fidelity VIP Utilities Portfolio, Initial Class	8,600	3,344	5,256	4,987	4,608	379
Fidelity VIP Value Strategies Portfolio, Service Class 2	29,241	6,219	23,022	49,772	4,272	45,500
First Trust Multi Income Allocation Portfolio, Class I	54,985	16,286	38,699	-	-	-
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	413,261	11,541	401,720	-	-	-
Franklin DynaTech VIP Fund, Class 2	556,132	731,186	(175,054)	224,406	360,372	(135,966)
Franklin Income VIP Fund, Class 2	5,470,212	2,426,704	3,043,508	2,535,915	1,045,854	1,490,061
Franklin Mutual Global Discovery VIP Fund, Class 2	8,835	48,151	(39,316)	8,241	32,188	(23,947)
Franklin Mutual Shares VIP Fund, Class 2	4,737,410	7,060,363	(2,322,953)	64,918	3,534,808	(3,469,890)
Franklin Rising Dividends VIP Fund, Class 2	5,671,559	3,159,787	2,511,772	3,652,933	1,255,375	2,397,558
Franklin Small Cap Value VIP Fund, Class 2	1,534,008	414,023	1,119,985	1,045,489	242,834	802,655
Franklin Small-Mid Cap Growth VIP Fund, Class 2	393,596	454,276	(60,680)	110,023	220,719	(110,696)
Franklin Strategic Income VIP Fund, Class 2	13,122	33,093	(19,971)	79,668	108,482	(28,814)
Franklin U.S. Government Securities VIP Fund, Class 2	437,523	4,096,299	(3,658,776)	1,459,519	3,393,228	(1,933,709)
Goldman Sachs VIT Core Fixed Income Fund, Service Class	269,645	399,185	(129,540)	372,146	367,430	4,716
Goldman Sachs VIT International Equity Insights Fund, Institutional Class	17,751	153,018	(135,267)	26,987	143,264	(116,277)
Goldman Sachs VIT International Equity Insights Fund, Service Class	367,913	648,104	(280,191)	113,253	527,669	(414,416)
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	13,244	87,073	(73,829)	13,207	130,846	(117,639)
Goldman Sachs VIT Large Cap Value Fund, Service Class	102,751	444,312	(341,561)	14,525	664,469	(649,944)
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	217,950	323,854	(105,904)	122,243	275,254	(153,011)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	1,949	14,554	(12,605)	3,926	16,822	(12,896)
Goldman Sachs VIT Mid Cap Value Fund, Service Class	1,518,832	1,883,226	(364,394)	161,134	632,127	(470,993)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	5,872	41,451	(35,579)	7,953	42,200	(34,247)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	16,987	57,724	(40,737)	11,128	70,015	(58,887)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	5,327	53,258	(47,931)	7,962	76,488	(68,526)
Goldman Sachs VIT Strategic Growth Fund, Service Class	1,911,474	1,475,612	435,862	1,248,473	777,655	470,818
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	59,850	63,553	(3,703)	56,260	129,968	(73,708)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	4,349	38,835	(34,486)	3,330	43,544	(40,214)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	193	1,511	(1,318)	223	4,312	(4,089)
Guggenheim Floating Rate Strategies Series	10,099	71,646	(61,547)	12,911	47,105	(34,194)
Guggenheim Global Managed Futures Strategy Fund	244	7,139	(6,895)	693	20,486	(19,793)
Guggenheim Long Short Equity Fund	-	-	-	32	12,579	(12,547)
Guggenheim Multi-Hedge Strategies Fund	6,226	18,107	(11,881)	2,938	18,139	(15,201)
Invesco V.I. American Franchise Fund, Series I	3,715	28,978	(25,263)	841	39,091	(38,250)
Invesco V.I. American Franchise Fund, Series II	1,704	6,376	(4,672)	116	17,257	(17,141)
Invesco V.I. American Value Fund, Series II	426,881	864,161	(437,280)	23,907	703,962	(680,055)
Invesco V.I. Balanced-Risk Allocation Fund, Series II	129,527	519,203	(389,676)	174,211	567,409	(393,198)
Invesco V.I. Comstock Fund, Series I	6,531	53,074	(46,543)	3,613	71,862	(68,249)
Invesco V.I. Comstock Fund, Series II	732,899	1,053,361	(320,462)	158,047	569,720	(411,673)
Invesco V.I. Conservative Balanced Fund, Series II	-	-	-	936,347	4,608,524	(3,672,177)
Invesco V.I. Discovery Large Cap Fund, Series I	1,674	12,692	(11,018)	573	21,197	(20,624)
Invesco V.I. Discovery Large Cap Fund, Series II	455,295	647,607	(192,312)	16,933	347,030	(330,097)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,971	9,128	(7,157)	797	11,923	(11,126)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	275,608	403,807	(128,199)	66,635	228,840	(162,205)
Invesco V.I. Equity and Income Fund, Series II	4,024,368	2,856,572	1,167,796	6,035,840	1,095,859	4,939,981
Invesco V.I. EQV International Equity Fund, Series II	2,490,202	1,989,219	500,983	245,864	1,659,669	(1,413,805)
Invesco V.I. Global Fund, Series I	1,089	7,985	(6,896)	1,415	28,742	(27,327)
Invesco V.I. Global Fund, Series II	1,610,323	2,453,783	(843,460)	56,607	1,229,170	(1,172,563)
Invesco V.I. Global Real Estate Fund, Series II	912,153	761,039	151,114	314,848	626,579	(311,731)
Invesco V.I. Global Strategic Income Fund, Series I	4,017	29,524	(25,507)	10,859	50,582	(39,723)
Invesco V.I. Global Strategic Income Fund, Series II	109,200	2,060,845	(1,951,645)	405,466	1,560,852	(1,155,386)
Invesco V.I. Government Securities Fund, Series II	373,672	1,489,657	(1,115,985)	836,801	1,335,065	(498,264)
Invesco V.I. Growth and Income Fund, Series I	13,144	68,323	(55,179)	6,021	84,913	(78,892)
Invesco V.I. Growth and Income Fund, Series II	4,840,698	6,716,452	(1,875,754)	102,023	2,481,481	(2,379,458)
Invesco V.I. Main Street Fund, Series I	2,642	21,275	(18,633)	735	35,266	(34,531)
Invesco V.I. Main Street Fund, Series II	292,606	733,403	(440,797)	14,579	672,816	(658,237)
Invesco V.I. Main Street Mid Cap Fund, Series II	162,753	13,312	149,441	112,555	13,049	99,506
Invesco V.I. Main Street Small Cap Fund, Series II	1,312,561	55,851	1,256,710	985,445	34,044	951,401
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	-	-	-	1,193	1,193	-
Invesco V.I. Small Cap Equity Fund, Series II	257,783	289,831	(32,048)	70,922	140,073	(69,151)
Invesco V.I. U.S. Government Money Portfolio, Series I	205,018,296	218,106,177	(13,087,881)	21,799,132	21,966,515	(167,383)
Janus Henderson VIT Balanced Portfolio, Service Shares	1,464,461	121,780	1,342,681	1,118,560	88,735	1,029,825
Janus Henderson VIT Enterprise Portfolio, Service Shares	64,642	14,430	50,212	45,763	3,192	42,571

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Forty Portfolio, Service Shares	367,299	40,442	326,857	287,820	24,849	262,971
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	1,552	70	1,482	64	242	(178)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	290,145	32,484	257,661	255,867	23,086	232,781
Janus Henderson VIT Overseas Portfolio, Service Shares	233,310	29,745	203,565	147,832	12,006	135,826
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	3,024,305	3,390,956	(366,651)	3,310,022	2,824,200	485,822
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	407,226	720,950	(313,724)	122,330	622,390	(500,060)
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	2,171,236	2,920,785	(749,549)	21,702	1,085,427	(1,063,725)
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	39,498	268,210	(228,712)	41,941	322,224	(280,283)
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	818,787	1,177,108	(358,321)	381,976	640,461	(258,485)
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	158,400	301,046	(142,646)	18,408	254,079	(235,671)
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	597,484	140,275	457,209	468,294	74,441	393,853
LVIP American Century Balanced Fund, Standard Class II	2,532	2,559	(27)	51,642	2,831	48,811
LVIP American Century Disciplined Core Value Fund, Standard Class II	23	9	14	1,070	7	1,063
LVIP American Century International Fund, Standard Class II	-	114	(114)	13,991	113	13,878
LVIP American Century Ultra Fund, Standard Class II	2,229	457	1,772	2,317	7,579	(5,262)
MFS VIT Growth Series, Initial Class	374	9,937	(9,563)	4,430	12,464	(8,034)
MFS VIT Growth Series, Service Class	406,514	162,930	243,584	685,333	204,859	480,474
MFS VIT II Core Equity Portfolio, Service Class	208,698	19,527	189,171	227,353	27,351	200,002
MFS VIT II Emerging Markets Equity Portfolio, Service Class	491	8,325	(7,834)	2,341	4,223	(1,882)
MFS VIT II International Growth Portfolio, Service Class	211,291	36,287	175,004	233,085	20,482	212,603
MFS VIT II International Intrinsic Value Portfolio, Service Class	171,520	170,853	667	189,858	154,661	35,197
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	679	7,785	(7,106)	1,014	9,866	(8,852)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	79,987	141,744	(61,757)	137,609	217,032	(79,423)
MFS VIT II Research International Portfolio, Service Class	50,657	5,089	45,568	51,545	100	51,445
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	12,111	339	11,772	4,795	119	4,676
MFS VIT III Global Real Estate Portfolio, Service Class	4,111	165	3,946	16,802	109	16,693
MFS VIT III Mid Cap Value Portfolio, Service Class	64,506	5,946	58,560	99,240	521	98,719
MFS VIT Investors Trust Series, Initial Class	1,151	9,942	(8,791)	1,054	21,227	(20,173)
MFS VIT Investors Trust Series, Service Class	5,527	133,088	(127,561)	8,864	235,357	(226,493)
MFS VIT Mid Cap Growth Series, Service Class	58,952	3,060	55,892	102,722	1,162	101,560
MFS VIT New Discovery Series, Initial Class	475	2,528	(2,053)	232	1,813	(1,581)
MFS VIT New Discovery Series, Service Class	37,831	125,788	(87,957)	39,924	136,859	(96,935)
MFS VIT Research Series, Initial Class	744	7,276	(6,532)	806	10,180	(9,374)
MFS VIT Research Series, Service Class	2,517	11,779	(9,262)	1,235	11,522	(10,287)
MFS VIT Total Return Bond Series, Service Class	247,413	2,934,111	(2,686,698)	571,516	2,819,916	(2,248,400)
MFS VIT Total Return Series, Initial Class	10,183	55,335	(45,152)	9,170	64,590	(55,420)
MFS VIT Total Return Series, Service Class	143,836	184,008	(40,172)	173,147	201,660	(28,513)
MFS VIT Utilities Series, Initial Class	650	5,433	(4,783)	252	3,529	(3,277)
MFS VIT Utilities Series, Service Class	7,885	63,493	(55,608)	23,628	96,264	(72,636)

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
MFS VIT Value Series, Service Class	19,504	506,714		(487,210)	36,306	771,212		(734,906)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	-	-		-	22,387	422,682		(400,295)
Morgan Stanley VIF Global Strategist Portfolio, Class II	24,694	13,591		11,103	23,679	5,415		18,264
Morgan Stanley VIF Growth Portfolio, Class II	20,450	7,785		12,665	7,002	429		6,573
PIMCO VIT All Asset Portfolio, Advisor Class	227,948	229,791		(1,843)	20,446	132,765		(112,319)
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	-	97		(97)	-	34		(34)
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	37,895	48,182		(10,287)	20,660	62,710		(42,050)
PIMCO VIT High Yield Portfolio, Advisor Class	76,802	54,769		22,033	32,158	2,547		29,611
PIMCO VIT Income Portfolio, Advisor Class	285,754	46,499		239,255	264,965	85,256		179,709
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	127,697	365,594		(237,897)	354,455	413,335		(58,880)
PIMCO VIT Low Duration Portfolio, Advisor Class	633,245	1,620,144		(986,899)	1,093,983	1,609,176		(515,193)
PIMCO VIT Real Return Portfolio, Advisor Class	469,984	2,745,967		(2,275,983)	897,051	2,108,391		(1,211,340)
PIMCO VIT Short-Term Portfolio, Advisor Class	1,472,356	1,045,440		426,916	1,699,527	1,073,315		626,212
PIMCO VIT Total Return Portfolio, Advisor Class	2,176,903	6,980,760		(4,803,857)	3,285,686	5,612,020		(2,326,334)
Protective Life Dynamic Allocation Series Conservative Portfolio	324,327	595,412		(271,085)	251,673	761,270		(509,597)
Protective Life Dynamic Allocation Series Growth Portfolio	58,864	783,812		(724,948)	15,949	717,744		(701,795)
Protective Life Dynamic Allocation Series Moderate Portfolio	456,428	4,951,125		(4,494,697)	406,344	4,270,944		(3,864,600)
Royce Capital Fund Micro-Cap Portfolio, Service Class	280,393	388,817		(108,424)	11,257	144,213		(132,956)
Royce Capital Fund Small-Cap Portfolio, Service Class	2,804,935	3,259,677		(454,742)	64,698	1,251,574		(1,186,876)
Rydex Commodities Strategy Fund	161	102		59	198	259		(61)
Rydex Inverse Government Long Bond Strategy Fund	116	38		78	43	0	*	43
T. Rowe Price All-Cap Opportunities Portfolio	108,813	12,221		96,592	57,683	13,699		43,984
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,933,327	243,160		1,690,167	2,028,976	227,039		1,801,937
T. Rowe Price Health Sciences Portfolio, Class II	1,561,276	64,106		1,497,170	1,103,581	61,675		1,041,906
T. Rowe Price Mid-Cap Growth Portfolio, Class II	302,709	35,738		266,971	378,577	11,184		367,393
T. Rowe Price Moderate Allocation Portfolio	843,670	178,751		664,919	1,138,288	31,898		1,106,390
Templeton Developing Markets VIP Fund, Class 2	365,996	532,122		(166,126)	418,461	360,056		58,405
Templeton Foreign VIP Fund, Class 2	960,971	1,156,572		(195,601)	205,368	1,259,202		(1,053,834)
Templeton Global Bond VIP Fund, Class 2	437,150	2,783,168		(2,346,018)	1,227,530	2,063,043		(835,513)
Templeton Growth VIP Fund, Class 2	562,209	1,154,440		(592,231)	48,064	843,241		(795,177)
VanEck VIP Global Resources Fund, Initial Class	-	0	*	(0)*	247	6,179		(5,932)
Vanguard VIF Balanced Portfolio	35,641	1,017		34,624	32,930	63,614		(30,684)
Vanguard VIF Capital Growth Portfolio	14,197	5,032		9,165	594	2,578		(1,984)
Vanguard VIF Conservative Allocation Portfolio	5,557	1,578		3,979	305	419		(114)
Vanguard VIF Diversified Value Portfolio	950	373		577	1,137	605		532
Vanguard VIF Equity Income Portfolio	126,734	59,699		67,035	12,198	3,318		8,880
Vanguard VIF Equity Index Portfolio	95,540	16,716		78,824	26,343	24,070		2,273
Vanguard VIF Global Bond Index Portfolio	49,395	1,703		47,692	2,220	2,638		(418)
Vanguard VIF Growth Portfolio	126,223	30,847		95,376	54,351	34,650		19,701

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard VIF High Yield Bond Portfolio	5,947	3,662	2,285	670	2,264	(1,594)
Vanguard VIF International Portfolio	14,310	19,040	(4,730)	31,685	15,786	15,899
Vanguard VIF Mid-Cap Index Portfolio	117,427	10,787	106,640	22,940	11,218	11,722
Vanguard VIF Moderate Allocation Portfolio	50,570	15,079	35,491	452	12,035	(11,583)
Vanguard VIF Money Market Portfolio	29,972	7,384	22,588	8,357	22,810	(14,453)
Vanguard VIF Real Estate Index Portfolio	38,597	2,506	36,091	13,487	6,139	7,348
Vanguard VIF Short-Term Investment-Grade Portfolio	91,289	36,694	54,595	106,603	102,288	4,315
Vanguard VIF Total Bond Market Index Portfolio	449,411	23,816	425,595	129,182	38,680	90,502
Vanguard VIF Total International Stock Market Index Portfolio	171,031	12,979	158,052	39,997	7,994	32,003
Vanguard VIF Total Stock Market Index Portfolio	151,249	12,477	138,772	67,475	29,120	38,355
Western Asset Core Plus VIT Portfolio, Class II	47,648	78,140	(30,492)	108,042	42,964	65,078

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value orfrom the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expenses by Subaccount in the Financial Hightlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

	Expense Type	Range
Administrative Fee
	This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of each Subaccount

Mortality and Expense Risk Fee
	This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.65% of the average daily net assets of each Subaccount

Charge for Optional Benefits
	This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.1% - 2.20% of benefit base 0.15% - 0.45% of asset base 1.0% - 2.2% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk

Contract Maintenance Charge
	This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $50 annually

Deductions for Premium Taxes
	This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each payment, if applicable

Expense Type	Range
Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Contracts. The charge is deducted upon receipt of each payment, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 5.5% of each payment received

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 8.5% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Balanced Hedged Allocation Portfolio, Class B
2025	70	$12.11	$12.11	$845	1.20%	1.20%	1.20%	15.96%	15.96%
2024	6	10.45	10.45	58	0.00%	1.20%	1.20%	(1.96)%	(1.96)%
AB VPS Discovery Value Portfolio, Class B
2025	79	12.52	11.93	907	0.59%	0.30%	1.30%	2.33%	1.30%
2024	91	12.23	11.77	1,024	0.62%	0.30%	1.30%	(0.24)%	8.29%
2023	104	10.47	10.87	1,076	1.00%	0.65%	1.30%	15.54%	15.35%
2022	58	8.73	9.43	512	0.44%	0.75%	1.30%	(16.45)%	(16.91)%
2021	32	11.37	11.34	358	0.56%	1.00%	1.30%	5.35%	5.09%
AB VPS Large Cap Growth Portfolio, Class B
2025	6,978	17.78	16.94	115,303	0.00%	0.30%	1.30%	12.51%	11.39%
2024	4,553	15.80	15.20	66,303	0.00%	0.30%	1.30%	24.58%	23.32%
2023	2,521	12.68	12.33	28,324	0.00%	0.30%	1.30%	34.38%	33.04%
2022	984	9.44	9.27	7,458	0.00%	0.30%	1.30%	(28.90)%	(29.61)%
2021	71	10.37	13.17	857	0.00%	0.75%	1.30%	(6.33)%	18.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Relative Value Portfolio, Class B
2025	189	$12.93	$14.47	$2,541	0.89%	0.65%	1.30%	9.48%	6.61%
2024	215	11.81	13.57	2,721	1.22%	0.65%	1.30%	12.03%	11.29%
2023	185	10.54	12.19	2,085	1.52%	0.65%	1.30%	12.90%	10.28%
2022	73	9.75	11.06	745	0.99%	0.75%	1.30%	(5.13)%	(5.66)%
2021	13	11.75	11.72	147	0.35%	1.00%	1.30%	5.26%	4.99%
AB VPS Small Cap Growth Portfolio, Class B
2025	108	9.30	8.86	1,104	0.00%	0.30%	1.30%	4.14%	3.09%
2024	82	8.93	8.60	773	0.00%	0.30%	1.30%	18.09%	16.90%
2023	63	7.57	7.35	471	0.00%	0.30%	1.30%	17.37%	16.20%
2022	49	6.45	6.33	299	0.00%	0.30%	1.30%	(39.45)%	(40.05)%
2021	10	10.65	10.56	110	0.00%	0.30%	1.30%	11.44%	10.52%
American Funds IS American Funds Global Balanced Fund, Class 4
2025	858	12.06	11.79	10,313	1.55%	0.65%	1.20%	16.20%	15.55%
2024	410	10.38	10.20	4,247	4.08%	0.65%	1.20%	2.98%	0.34%
American Funds IS American High-Income Trust, Class 2
2025	76	11.84	11.84	899	6.54%	0.75%	0.75%	7.43%	7.43%
2024	77	11.02	11.02	854	6.98%	0.75%	0.75%	8.84%	8.84%
2023	72	10.13	10.13	724	7.20%	0.75%	0.75%	11.61%	11.61%
2022	59	9.07	9.07	535	14.04%	0.75%	0.75%	(9.94)%	(9.94)%
2021	2	10.08	10.08	25	0.00%	0.75%	0.75%	0.00%	0.00%
American Funds IS American High-Income Trust, Class 4
2025	733	12.61	12.61	9,243	6.65%	0.65%	0.65%	7.23%	7.23%
2024	462	11.76	11.76	5,431	8.18%	0.65%	0.65%	8.67%	8.67%
2023	142	10.82	10.82	1,541	15.29%	0.65%	0.65%	10.65%	10.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Asset Allocation Fund, Class 2
2025	3,261	$37.39	$32.55	$88,423	1.96%	0.60%	1.70%	15.16%	13.89%
2024	3,731	32.47	28.58	90,270	2.11%	0.60%	1.70%	15.74%	14.45%
2023	4,194	28.06	24.97	89,463	2.23%	0.60%	1.70%	13.59%	12.34%
2022	4,193	24.70	22.23	81,196	1.78%	0.60%	1.70%	(13.92)%	(14.87)%
2021	4,164	28.70	26.12	100,498	1.58%	0.60%	1.70%	14.41%	13.15%
American Funds IS Asset Allocation Fund, Class 4
2025	13,661	16.81	21.25	200,888	2.06%	0.30%	1.30%	12.34%	14.09%
2024	9,189	12.54	18.63	121,456	2.44%	0.65%	1.30%	15.35%	14.60%
2023	4,389	10.87	16.26	55,462	2.44%	0.65%	1.30%	14.22%	12.55%
2022	2,215	13.92	14.44	30,864	1.59%	1.00%	1.30%	(14.52)%	(14.78)%
2021	2,356	16.28	16.95	38,782	1.52%	1.00%	1.30%	13.69%	13.35%
American Funds IS Capital Income Builder, Class 2
2025	512	16.20	17.67	8,582	2.97%	0.75%	0.90%	19.51%	19.33%
2024	547	13.56	14.81	7,683	3.36%	0.75%	0.90%	9.36%	9.19%
2023	594	12.40	13.56	7,613	2.93%	0.75%	0.90%	8.20%	8.04%
2022	611	11.46	12.55	7,250	2.82%	0.75%	0.90%	(7.82)%	(7.96)%
2021	539	12.43	13.64	6,985	3.01%	0.75%	0.90%	14.08%	13.91%
American Funds IS Capital Income Builder, Class 4
2025	3,542	16.51	16.70	48,786	2.88%	0.30%	1.30%	19.80%	18.60%
2024	2,639	13.78	14.08	31,177	3.50%	0.30%	1.30%	9.60%	8.50%
2023	1,253	12.58	12.98	14,356	3.08%	0.30%	1.30%	8.43%	7.35%
2022	520	11.60	12.09	6,478	2.50%	0.30%	1.30%	(7.65)%	(8.58)%
2021	540	12.56	13.23	7,377	2.57%	0.30%	1.30%	14.34%	13.19%
American Funds IS Capital World Bond Fund, Class 2
2025	60	8.70	8.70	523	3.07%	0.75%	0.75%	8.57%	8.57%
2024	57	8.01	8.01	454	2.13%	0.75%	0.75%	(3.77)%	(3.77)%
2023	55	8.33	8.33	460	0.00%	0.75%	0.75%	5.34%	5.34%
2022	59	7.90	7.90	463	0.34%	0.75%	0.75%	(18.31)%	(18.31)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Capital World Bond Fund, Class 4
2025	550	$9.52	$10.59	$5,818	3.16%	0.30%	0.65%	8.71%	8.33%
2024	371	8.76	9.78	3,620	2.64%	0.30%	0.65%	(3.61)%	(3.95)%
2023	152	9.08	10.18	1,544	0.00%	0.30%	0.65%	3.94%	4.01%
American Funds IS Capital World Growth and Income Fund, Class 2
2025	425	18.35	22.85	8,154	1.40%	0.75%	0.90%	23.87%	23.68%
2024	442	14.82	18.47	6,855	1.62%	0.75%	0.90%	13.15%	12.97%
2023	498	13.10	16.35	6,859	1.87%	0.75%	0.90%	19.98%	19.80%
2022	535	10.92	13.65	6,143	2.23%	0.75%	0.90%	(17.95)%	(18.08)%
2021	508	13.30	16.66	7,143	1.93%	0.75%	0.90%	13.92%	13.74%
American Funds IS Capital World Growth and Income Fund, Class 4
2025	1,526	18.74	21.58	24,182	1.53%	0.30%	1.30%	24.09%	22.85%
2024	853	15.10	17.57	11,386	1.88%	0.30%	1.30%	13.36%	12.21%
2023	433	13.32	15.66	5,693	2.09%	0.30%	1.30%	20.29%	19.09%
2022	218	11.07	13.15	2,977	1.95%	0.30%	1.30%	(17.82)%	(18.64)%
2021	221	13.47	16.16	3,791	1.63%	0.30%	1.30%	14.12%	12.98%
American Funds IS Global Growth Fund, Class 2
2025	4,015	20.37	27.81	95,957	1.35%	0.75%	0.90%	20.72%	20.53%
2024	4,603	16.88	23.07	92,068	1.50%	0.75%	0.90%	12.83%	12.65%
2023	5,340	14.96	20.48	95,730	0.88%	0.75%	0.90%	21.69%	21.50%
2022	6,061	12.29	16.86	90,605	0.64%	0.75%	0.90%	(25.30)%	(25.41)%
2021	5,130	16.46	22.60	105,373	0.34%	0.75%	0.90%	15.55%	15.37%
American Funds IS Global Growth Fund, Class 4
2025	15,453	17.18	25.94	237,578	1.42%	0.30%	1.30%	20.98%	19.77%
2024	9,453	14.20	21.66	124,197	1.70%	0.30%	1.30%	13.05%	11.91%
2023	3,656	12.56	19.36	46,866	0.93%	0.30%	1.30%	21.93%	20.71%
2022	952	10.30	16.04	14,451	0.40%	0.30%	1.30%	(25.14)%	(25.89)%
2021	874	13.76	21.64	18,614	0.22%	0.30%	1.30%	15.79%	14.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Global Small Capitalization Fund, Class 2
2025	534	$13.98	$16.25	$7,744	0.35%	0.75%	0.90%	13.78%	13.61%
2024	551	12.28	14.31	7,046	1.05%	0.75%	0.90%	1.56%	1.41%
2023	594	12.10	14.11	7,484	0.27%	0.75%	0.90%	15.30%	15.13%
2022	592	10.49	12.26	6,483	0.00%	0.75%	0.90%	(30.08)%	(30.19)%
2021	457	15.00	17.55	7,236	0.00%	0.75%	0.90%	5.94%	5.78%
American Funds IS Global Small Capitalization Fund, Class 4
2025	389	12.97	15.15	4,781	0.22%	0.30%	1.30%	13.99%	12.84%
2024	301	11.38	13.43	3,279	0.81%	0.30%	1.30%	1.81%	0.79%
2023	164	11.17	13.33	1,807	0.03%	0.30%	1.30%	15.44%	14.29%
2022	34	9.68	11.66	392	0.00%	0.30%	1.30%	(29.90)%	(30.60)%
2021	17	13.81	16.80	283	0.00%	0.30%	1.30%	6.11%	5.04%
American Funds IS Growth Fund, Class 2
2025	2,451	30.00	47.52	79,408	0.15%	0.75%	0.90%	19.33%	19.15%
2024	2,747	25.14	39.88	74,844	0.33%	0.75%	0.90%	30.63%	30.44%
2023	3,180	19.25	30.58	66,705	0.36%	0.75%	0.90%	37.45%	37.24%
2022	3,276	14.00	22.28	51,021	0.33%	0.75%	0.90%	(30.46)%	(30.57)%
2021	2,353	20.14	32.09	54,975	0.25%	0.75%	0.90%	21.08%	20.89%
American Funds IS Growth Fund, Class 4
2025	14,103	23.43	44.33	278,926	0.13%	0.30%	1.30%	19.57%	18.37%
2024	9,582	19.60	37.45	169,204	0.17%	0.30%	1.30%	30.90%	29.58%
2023	4,571	14.97	28.90	74,959	0.18%	0.30%	1.30%	37.72%	36.35%
2022	2,121	10.87	21.19	37,934	0.09%	0.30%	1.30%	(30.32)%	(31.02)%
2021	2,489	15.60	30.73	67,204	0.07%	0.30%	1.30%	21.32%	20.10%
American Funds IS Growth-Income Fund, Class 2
2025	1,066	22.47	28.64	24,355	0.92%	0.75%	0.90%	17.18%	17.00%
2024	1,146	19.18	24.48	22,362	1.10%	0.75%	0.90%	23.29%	23.10%
2023	1,257	15.55	19.88	19,940	1.38%	0.75%	0.90%	25.20%	25.01%
2022	1,291	12.42	15.90	16,383	1.40%	0.75%	0.90%	(17.12)%	(17.24)%
2021	916	14.99	19.22	14,196	1.39%	0.75%	0.90%	23.17%	22.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth-Income Fund, Class 4
2025	8,930	$21.43	$27.05	$155,214	0.83%	0.30%	1.30%	17.42%	16.24%
2024	6,027	18.25	23.27	93,468	1.18%	0.30%	1.30%	23.55%	22.30%
2023	2,433	14.77	19.03	35,023	1.45%	0.30%	1.30%	25.45%	24.20%
2022	909	11.77	15.32	14,625	1.02%	0.30%	1.30%	(16.96)%	(17.79)%
2021	929	14.18	18.63	18,344	1.00%	0.30%	1.30%	23.43%	22.19%
American Funds IS International Fund, Class 2
2025	733	13.86	15.62	10,691	1.34%	0.75%	0.90%	25.82%	25.63%
2024	786	11.02	12.43	9,103	1.15%	0.75%	0.90%	2.38%	2.23%
2023	852	10.76	12.16	9,669	1.30%	0.75%	0.90%	14.98%	14.81%
2022	932	9.36	10.59	9,242	1.71%	0.75%	0.90%	(21.38)%	(21.50)%
2021	827	11.90	13.49	10,508	2.95%	0.75%	0.90%	(2.23)%	(2.38)%
American Funds IS International Fund, Class 4
2025	3,376	14.18	14.57	45,451	1.50%	0.30%	1.30%	26.03%	24.77%
2024	1,959	11.25	11.68	21,040	1.36%	0.30%	1.30%	2.62%	1.59%
2023	656	10.97	11.49	6,918	2.12%	0.30%	1.30%	15.21%	14.06%
2022	53	9.52	10.08	535	1.64%	0.30%	1.30%	(21.26)%	(22.05)%
2021	33	12.09	12.93	420	2.46%	0.30%	1.30%	(2.01)%	(2.99)%
American Funds IS International Growth and Income Fund, Class 2
2025	109	12.95	12.95	1,408	2.63%	0.75%	0.75%	34.39%	34.39%
2024	110	9.63	9.63	1,056	2.54%	0.75%	0.75%	2.70%	2.70%
2023	112	9.38	9.38	1,048	2.46%	0.75%	0.75%	14.90%	14.90%
2022	112	8.16	8.16	913	5.60%	0.75%	0.75%	(15.88)%	(15.88)%
2021	1	9.71	9.71	10	0.00%	0.75%	0.75%	1.08%	1.08%
American Funds IS International Growth and Income Fund, Class 4
2025	247	14.66	14.37	3,611	2.74%	0.65%	1.20%	34.22%	33.47%
2024	161	10.92	10.77	1,756	2.73%	0.65%	1.20%	2.43%	1.86%
2023	78	10.66	10.57	832	4.94%	0.65%	1.20%	6.29%	5.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS New World Fund, Class 2
2025	605	$16.60	$20.09	$10,645	1.11%	0.75%	0.90%	27.33%	27.14%
2024	690	13.04	15.80	9,617	1.37%	0.75%	0.90%	5.75%	5.59%
2023	721	12.33	14.97	9,511	1.44%	0.75%	0.90%	15.13%	14.96%
2022	760	10.71	13.02	8,784	1.29%	0.75%	0.90%	(22.68)%	(22.80)%
2021	659	13.85	16.86	9,954	0.99%	0.75%	0.90%	4.14%	3.98%
American Funds IS New World Fund, Class 4
2025	243	15.46	18.75	3,505	1.09%	0.30%	1.30%	27.54%	26.27%
2024	146	12.12	14.85	1,703	1.39%	0.30%	1.30%	6.01%	4.94%
2023	70	11.43	14.15	798	1.72%	0.30%	1.30%	15.32%	14.17%
2022	30	9.91	12.39	337	1.01%	0.30%	1.30%	(22.49)%	(23.26)%
2021	23	12.79	16.15	362	0.65%	0.30%	1.30%	4.32%	3.27%
American Funds IS The Bond Fund of America, Class 2
2025	4,319	10.48	11.19	45,477	4.31%	0.75%	0.90%	6.46%	6.30%
2024	4,290	9.85	10.53	42,435	4.21%	0.75%	0.90%	0.39%	0.24%
2023	4,129	9.81	10.50	40,678	3.64%	0.75%	0.90%	4.23%	4.08%
2022	3,461	9.41	10.09	32,758	3.58%	0.75%	0.90%	(13.23)%	(13.36)%
2021	1,698	10.85	11.64	18,660	1.90%	0.75%	0.90%	(1.05)%	(1.20)%
American Funds IS The Bond Fund of America, Class 4
2025	17,298	9.88	10.56	183,336	4.86%	0.30%	1.30%	6.66%	5.59%
2024	10,231	9.26	10.00	102,598	5.55%	0.30%	1.30%	0.67%	(0.34)%
2023	3,728	9.20	10.04	37,465	5.25%	0.30%	1.30%	4.41%	3.37%
2022	867	8.81	9.71	8,478	2.90%	0.30%	1.30%	(13.01)%	(13.88)%
2021	715	10.13	11.28	8,143	1.41%	0.30%	1.30%	(0.88)%	(1.88)%
American Funds IS U.S. Government Securities Fund, Class 2
2025	399	10.39	10.67	4,167	4.30%	0.75%	0.90%	6.94%	6.78%
2024	404	9.71	9.99	3,955	4.11%	0.75%	0.90%	(0.01)%	(0.17)%
2023	386	9.71	10.01	3,776	3.84%	0.75%	0.90%	2.12%	1.97%
2022	346	9.51	9.81	3,304	3.76%	0.75%	0.90%	(11.62)%	(11.75)%
2021	336	10.76	11.12	3,644	1.68%	0.75%	0.90%	(1.37)%	(1.52)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS U.S. Government Securities Fund, Class 4
2025	3,248	$9.67	$10.07	$33,817	5.01%	0.30%	1.30%	7.22%	6.14%
2024	1,762	9.02	9.49	17,189	5.19%	0.30%	1.30%	0.14%	(0.87)%
2023	757	9.00	9.57	7,395	4.60%	0.30%	1.30%	2.31%	1.29%
2022	424	8.80	9.45	4,042	3.24%	0.30%	1.30%	(11.46)%	(12.35)%
2021	466	9.94	10.78	5,068	0.90%	0.30%	1.30%	(1.17)%	(2.16)%
American Funds IS Washington Mutual Investors Fund, Class 2
2025	2,045	21.69	27.56	47,572	1.41%	0.75%	0.90%	16.33%	16.16%
2024	2,243	18.64	23.73	45,158	1.57%	0.75%	0.90%	18.25%	18.07%
2023	2,463	15.77	20.10	42,268	1.87%	0.75%	0.90%	16.41%	16.24%
2022	2,557	13.54	17.29	38,161	1.90%	0.75%	0.90%	(9.14)%	(9.27)%
2021	2,381	14.91	19.06	39,893	1.64%	0.75%	0.90%	26.82%	26.63%
American Funds IS Washington Mutual Investors Fund, Class 4
2025	5,409	21.77	25.72	84,337	1.43%	0.30%	1.30%	16.55%	15.38%
2024	3,628	18.68	22.29	49,369	1.86%	0.30%	1.30%	18.49%	17.30%
2023	1,383	15.77	19.01	16,839	2.59%	0.30%	1.30%	16.62%	15.46%
2022	195	13.52	16.46	3,041	1.68%	0.30%	1.30%	(8.96)%	(9.87)%
2021	182	14.85	18.26	3,297	1.32%	0.30%	1.30%	27.13%	25.86%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	2,539	13.76	13.11	34,172	2.50%	0.30%	1.30%	12.63%	13.88%
2024	2,025	12.06	11.51	23,761	2.80%	0.65%	1.30%	10.63%	9.91%
2023	1,162	10.90	10.47	12,181	2.87%	0.65%	1.30%	11.48%	13.82%
2022	340	8.57	9.20	2,986	3.22%	0.75%	1.30%	(15.67)%	(16.14)%
2021	57	11.00	10.97	629	1.62%	1.00%	1.30%	3.22%	2.96%
BlackRock Advantage SMID Cap V.I. Fund, Class III
2025	339	13.94	13.63	4,712	1.90%	0.65%	1.20%	10.15%	9.55%
2024	183	12.66	12.45	2,307	2.63%	0.65%	1.20%	10.98%	10.08%
2023	15	11.40	11.40	172	190.48%	0.65%	0.65%	12.03%	12.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BlackRock Global Allocation V.I. Fund, Class III
2025	5,527	$12.84	$12.23	$71,321	4.81%	0.30%	1.30%	19.15%	17.96%
2024	4,330	10.78	10.37	46,464	1.83%	0.30%	1.30%	8.60%	7.50%
2023	2,844	9.93	9.65	27,312	3.36%	0.30%	1.30%	12.15%	11.03%
2022	1,517	8.85	8.69	12,534	0.00%	0.30%	1.30%	(16.32)%	(17.16)%
2021	84	9.85	10.49	862	0.40%	0.75%	1.30%	(5.82)%	0.34%
BlackRock International V.I. Fund, Class I
2025	270	10.55	12.07	3,122	1.72%	0.30%	1.20%	15.19%	14.15%
2024	213	9.16	10.57	2,123	0.65%	0.30%	1.20%	0.07%	(0.84)%
2023	145	9.15	10.66	1,416	1.39%	0.30%	1.20%	18.67%	11.17%
2022	57	7.71	7.03	405	1.43%	0.30%	0.75%	(24.84)%	(25.18)%
2021	8	9.39	9.39	75	0.00%	0.75%	0.75%	0.00%	0.00%
Calvert VP SRI Balanced Portfolio, Class I
2025	20	38.22	40.94	874	1.65%	0.85%	1.55%	10.53%	9.75%
2024	22	34.58	37.31	859	1.63%	0.85%	1.55%	18.59%	17.75%
2023	36	29.16	31.68	1,198	1.60%	0.85%	1.55%	15.83%	15.02%
2022	38	25.17	27.55	1,079	1.03%	0.85%	1.55%	(16.13)%	(16.72)%
2021	46	30.02	33.08	1,595	1.16%	0.85%	1.55%	14.14%	13.34%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2025	27	16.97	16.16	409	1.70%	0.30%	1.30%	12.12%	11.00%
2024	36	15.13	14.56	507	1.21%	0.30%	1.30%	16.34%	15.16%
2023	31	13.01	12.64	374	2.10%	0.30%	1.30%	13.67%	12.53%
2022	18	11.44	11.23	203	1.95%	0.30%	1.30%	(8.51)%	(9.42)%
2021	4	12.43	12.40	45	0.98%	1.00%	1.30%	10.96%	10.68%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2025	72	16.05	15.82	1,100	0.00%	1.00%	1.30%	7.27%	6.95%
2024	70	14.96	14.79	1,025	0.00%	1.00%	1.30%	26.28%	25.90%
2023	69	11.85	11.75	805	0.00%	1.00%	1.30%	42.23%	41.80%
2022	18	8.33	8.28	147	0.00%	1.00%	1.30%	(33.09)%	(33.29)%
2021	11	12.45	12.42	131	0.00%	1.00%	1.30%	13.64%	13.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Mid Cap Portfolio, Class II
2025	1,471	$15.74	$25.33	$40,530	0.01%	0.30%	1.75%	0.54%	2.26%
2024	1,646	38.26	24.77	44,855	0.36%	0.60%	1.75%	9.07%	7.80%
2023	1,836	35.08	22.98	47,333	0.02%	0.60%	1.75%	11.95%	10.66%
2022	1,068	31.33	20.77	24,485	0.06%	0.60%	1.75%	(25.95)%	(26.80)%
2021	2,032	42.31	28.37	66,543	0.03%	0.60%	1.75%	27.62%	26.14%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	647	12.67	30.69	18,356	0.00%	0.30%	1.75%	8.64%	7.07%
2024	701	11.66	28.66	19,337	0.00%	0.30%	1.75%	3.92%	2.40%
2023	640	11.22	27.99	17,582	0.00%	0.30%	1.75%	7.80%	6.24%
2022	486	10.41	26.34	12,106	0.00%	0.30%	1.75%	(29.22)%	(30.25)%
2021	540	14.71	37.77	20,778	0.00%	0.30%	1.75%	11.98%	10.35%
Columbia VP Balanced Fund, Class 2
2025	1,101	14.63	13.79	15,644	0.00%	0.65%	1.30%	13.01%	12.28%
2024	873	12.95	12.28	10,998	0.00%	0.65%	1.30%	13.56%	12.81%
2023	568	11.40	10.89	6,273	0.00%	0.65%	1.30%	16.13%	19.53%
2022	188	8.32	9.11	1,668	0.00%	0.75%	1.30%	(17.49)%	(17.94)%
2021	140	11.13	11.10	1,552	0.00%	1.00%	1.30%	5.38%	5.12%
Columbia VP Emerging Markets Bond Fund, Class 2
2025	129	12.47	10.36	1,601	5.18%	0.65%	0.75%	11.92%	11.81%
2024	112	11.14	9.27	1,234	5.36%	0.65%	0.75%	5.44%	5.33%
2023	50	10.57	8.80	501	6.17%	0.65%	0.75%	8.32%	9.20%
2022	13	8.06	8.06	106	3.30%	0.75%	0.75%	(16.79)%	(16.79)%
Columbia VP Intermediate Bond Fund, Class 2
2025	310	9.62	9.16	2,927	5.26%	0.30%	1.30%	8.51%	7.43%
2024	293	8.86	8.53	2,552	4.65%	0.30%	1.30%	1.42%	0.40%
2023	240	8.74	8.50	2,053	2.38%	0.30%	1.30%	5.77%	4.71%
2022	109	8.26	8.11	890	3.65%	0.30%	1.30%	(17.47)%	(18.29)%
2021	36	9.95	9.93	357	0.79%	1.00%	1.30%	(0.89)%	(1.14)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Limited Duration Credit Fund, Class 2
2025	176	$10.89	$10.38	$1,949	6.24%	0.30%	1.30%	5.69%	4.63%
2024	118	10.31	9.92	1,234	3.76%	0.30%	1.30%	4.32%	3.27%
2023	71	9.88	9.60	706	4.02%	0.30%	1.30%	6.34%	5.28%
2022	28	9.29	9.12	259	0.62%	0.30%	1.30%	(6.64)%	(7.57)%
2021	2	9.95	9.89	17	0.15%	0.30%	1.00%	(1.09)%	(1.66)%
Columbia VP Select Mid Cap Value Fund, Class 2
2025	130	14.85	12.53	1,727	0.00%	0.30%	1.20%	13.53%	12.51%
2024	119	13.08	11.13	1,405	0.00%	0.30%	1.20%	11.93%	10.92%
2023	117	11.69	10.04	1,250	0.00%	0.30%	1.20%	9.72%	3.38%
2022	59	10.65	10.52	596	0.00%	0.30%	1.00%	(9.93)%	(10.56)%
2021	7	11.83	11.76	83	0.00%	0.30%	1.00%	13.40%	12.76%
Columbia VP Seligman Global Technology Fund, Class 2
2025	576	18.23	18.23	10,505	0.00%	1.20%	1.20%	32.76%	32.76%
2024	553	13.73	13.73	7,599	0.00%	1.20%	1.20%	25.06%	25.06%
2023	23	10.98	10.98	253	0.00%	1.20%	1.20%	18.20%	18.20%
Columbia VP Strategic Income Fund, Class 2
2025	4,418	10.74	10.23	49,392	4.49%	0.30%	1.30%	6.84%	5.77%
2024	2,966	10.05	9.67	30,942	4.49%	0.30%	1.30%	(1.95)%	3.14%
2023	1,531	10.47	9.38	15,022	3.60%	0.65%	1.30%	6.79%	7.79%
2022	673	8.68	8.70	5,875	2.23%	0.75%	1.30%	(12.18)%	(12.66)%
2021	39	9.88	9.96	389	0.38%	0.75%	1.30%	(1.47)%	(0.66)%
Dimensional VA Equity Allocation Portfolio, Institutional
2025	31	21.87	21.87	672	2.30%	0.30%	0.30%	19.58%	19.58%
2024	19	18.29	18.29	355	1.90%	0.30%	0.30%	14.75%	14.75%
2023	20	15.94	15.94	324	2.86%	0.30%	0.30%	19.79%	19.79%
2022	8	13.30	13.30	108	3.02%	0.30%	0.30%	(13.94)%	(13.94)%
2021	2	15.46	15.46	25	2.01%	0.30%	0.30%	8.40%	8.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA Global Bond Portfolio, Institutional
2025	309	$10.59	$10.59	$3,274	4.42%	0.30%	0.30%	4.04%	4.04%
2024	186	10.18	10.18	1,889	5.43%	0.30%	0.30%	5.07%	5.07%
2023	145	9.68	9.68	1,405	4.83%	0.30%	0.30%	4.74%	4.74%
2022	88	9.25	9.25	817	1.76%	0.30%	0.30%	(6.61)%	(6.61)%
2021	70	9.90	9.90	696	0.71%	0.30%	0.30%	(1.31)%	(1.31)%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2025	141	17.06	17.06	2,401	2.71%	0.30%	0.30%	14.34%	14.34%
2024	129	14.92	14.92	1,923	5.13%	0.30%	0.30%	11.65%	11.65%
2023	42	13.36	13.36	566	2.80%	0.30%	0.30%	14.38%	14.38%
2022	43	11.68	11.68	501	1.74%	0.30%	0.30%	(11.22)%	(11.22)%
2021	28	13.16	13.16	369	1.42%	0.30%	0.30%	10.82%	10.82%
Dimensional VA International Small Portfolio, Institutional
2025	87	19.12	19.12	1,668	3.45%	0.30%	0.30%	36.58%	36.58%
2024	93	14.00	14.00	1,303	3.67%	0.30%	0.30%	3.50%	3.50%
2023	80	13.53	13.53	1,083	3.59%	0.30%	0.30%	13.77%	13.77%
2022	57	11.89	11.89	672	3.33%	0.30%	0.30%	(17.89)%	(17.89)%
2021	27	14.48	14.48	395	4.86%	0.30%	0.30%	14.22%	14.22%
Dimensional VA International Value Portfolio, Institutional
2025	96	25.18	25.18	2,417	4.50%	0.30%	0.30%	45.20%	45.20%
2024	105	17.34	17.34	1,814	4.22%	0.30%	0.30%	6.30%	6.30%
2023	90	16.31	16.31	1,462	5.44%	0.30%	0.30%	17.51%	17.51%
2022	73	13.88	13.88	1,016	5.32%	0.30%	0.30%	(3.75)%	(3.75)%
2021	31	14.42	14.42	444	7.49%	0.30%	0.30%	17.76%	17.76%
Dimensional VA Short-Term Fixed Portfolio, Institutional
2025	233	11.21	11.21	2,615	4.28%	0.30%	0.30%	4.02%	4.02%
2024	232	10.78	10.78	2,499	5.08%	0.30%	0.30%	5.17%	5.17%
2023	218	10.25	10.25	2,239	5.06%	0.30%	0.30%	4.67%	4.67%
2022	92	9.79	9.79	900	1.44%	0.30%	0.30%	(1.45)%	(1.45)%
2021	45	9.94	9.94	445	0.01%	0.30%	0.30%	(0.49)%	(0.49)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA US Large Value Portfolio, Institutional
2025	291	$21.57	$21.57	$6,285	2.19%	0.30%	0.30%	15.48%	15.48%
2024	238	18.68	18.68	4,454	2.21%	0.30%	0.30%	13.04%	13.04%
2023	213	16.53	16.53	3,516	2.57%	0.30%	0.30%	10.59%	10.59%
2022	159	14.94	14.94	2,370	2.77%	0.30%	0.30%	(5.16)%	(5.16)%
2021	93	15.76	15.76	1,472	3.13%	0.30%	0.30%	26.66%	26.66%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	114	26.46	26.46	3,028	2.06%	0.30%	0.30%	8.62%	8.62%
2024	97	24.36	24.36	2,352	1.48%	0.30%	0.30%	7.81%	7.81%
2023	90	22.60	22.60	2,041	1.87%	0.30%	0.30%	19.67%	19.67%
2022	68	18.88	18.88	1,276	1.62%	0.30%	0.30%	(4.50)%	(4.50)%
2021	36	19.77	19.77	703	1.30%	0.30%	0.30%	33.43%	33.43%
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2
2025	301	12.74	12.13	3,800	3.13%	0.30%	1.30%	12.14%	13.16%
2024	188	11.44	10.72	2,094	3.51%	0.65%	1.30%	7.53%	6.82%
2023	62	10.64	10.04	643	3.60%	0.65%	1.30%	9.85%	11.19%
2022	13	8.95	9.03	115	2.36%	1.20%	1.30%	3.47%	(16.25)%
2021	7	10.80	10.78	77	1.37%	1.00%	1.30%	2.74%	2.48%
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2
2025	3,141	13.95	13.58	43,603	2.08%	0.65%	1.20%	17.19%	16.54%
2024	2,056	11.91	11.65	24,405	2.65%	0.65%	1.20%	9.83%	9.22%
2023	781	10.84	10.67	8,435	4.61%	0.65%	1.20%	12.66%	1.40%
2022	9	8.25	8.25	76	2.18%	0.75%	0.75%	(17.67)%	(17.67)%
Fidelity VIP Balanced Portfolio, Service Class 2
2025	9,036	15.00	14.29	128,277	1.78%	0.30%	1.30%	14.61%	13.46%
2024	6,369	13.08	12.59	78,833	1.99%	0.30%	1.30%	15.28%	14.12%
2023	3,920	11.35	11.03	41,456	1.83%	0.30%	1.30%	20.87%	19.66%
2022	1,996	9.39	9.22	17,083	1.38%	0.30%	1.30%	(18.43)%	(19.25)%
2021	395	10.26	11.42	4,441	0.35%	0.75%	1.30%	(2.52)%	8.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Bond Index Portfolio, Service Class 2
2025	1,870	$10.79	$10.57	$19,934	3.62%	0.65%	1.20%	6.07%	5.48%
2024	1,124	10.17	10.02	11,259	3.61%	0.65%	1.20%	0.34%	(0.22)%
2023	396	10.14	10.04	3,870	3.71%	0.65%	1.20%	2.48%	2.60%
2022	57	8.47	8.47	483	2.34%	0.75%	0.75%	(14.03)%	(14.03)%
2021	2	9.85	9.85	17	0.00%	0.75%	0.75%	0.27%	0.27%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	5,741	14.05	52.04	287,830	0.00%	0.30%	1.75%	20.83%	19.08%
2024	6,450	11.63	43.70	285,796	0.03%	0.30%	1.75%	(0.63)%	31.11%
2023	7,432	43.87	33.33	268,826	0.27%	0.60%	1.75%	32.32%	30.80%
2022	4,991	33.15	25.49	143,936	0.17%	0.60%	1.75%	(26.93)%	(27.77)%
2021	8,858	45.37	35.28	356,344	0.03%	0.60%	1.75%	26.75%	25.28%
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2
2025	6	15.58	15.58	92	0.80%	1.20%	1.20%	15.69%	15.69%
2024	3	13.47	13.47	44	3.17%	1.20%	1.20%	19.28%	19.28%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2025	3	15.76	15.76	48	1.59%	1.20%	1.20%	39.11%	39.11%
2024	3	11.33	11.33	30	1.25%	1.20%	1.20%	10.92%	10.92%
Fidelity VIP Energy Portfolio, Service Class 2
2025	86	20.88	19.89	1,512	2.40%	0.30%	1.30%	10.01%	8.91%
2024	62	18.98	18.26	1,003	2.03%	0.30%	1.30%	3.71%	2.66%
2023	88	18.30	17.79	1,425	2.66%	0.30%	1.30%	0.40%	(0.60)%
2022	85	18.23	17.90	1,502	2.98%	0.30%	1.30%	62.38%	60.76%
2021	26	11.16	11.13	294	2.56%	1.00%	1.30%	10.05%	9.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Equity-Income Portfolio, Service Class 2
2025	107	$40.23	$32.64	$4,770	1.54%	0.60%	1.65%	18.03%	16.79%
2024	133	34.08	27.95	5,023	1.53%	0.60%	1.65%	14.36%	13.15%
2023	157	29.80	24.70	5,183	1.71%	0.60%	1.65%	9.72%	8.56%
2022	171	27.16	22.75	5,154	1.57%	0.60%	1.65%	(5.81)%	(6.80)%
2021	200	28.84	24.41	6,468	1.65%	0.60%	1.65%	23.86%	22.55%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2025	74	13.12	11.61	912	1.05%	0.65%	0.75%	11.31%	11.19%
2024	64	11.79	10.44	708	1.58%	0.65%	0.75%	11.29%	11.18%
2023	20	10.59	9.39	197	2.32%	0.65%	0.75%	4.23%	16.23%
2022	7	8.08	8.08	53	1.70%	0.75%	0.75%	(18.91)%	(18.91)%
Fidelity VIP Freedom 2015 Portfolio, Service Class 2
2025	50	23.72	19.65	1,182	2.44%	0.60%	1.65%	10.99%	9.82%
2024	74	21.37	17.89	1,568	4.82%	0.60%	1.65%	5.57%	4.45%
2023	33	20.24	17.13	670	2.91%	0.60%	1.65%	9.98%	8.82%
2022	52	18.41	15.74	940	1.93%	0.60%	1.65%	(15.30)%	(16.19)%
2021	63	21.73	18.78	1,374	0.95%	0.60%	1.65%	6.75%	5.62%
Fidelity VIP Freedom 2020 Portfolio, Service Class 2
2025	105	25.38	21.02	2,642	2.53%	0.60%	1.65%	12.32%	11.13%
2024	108	22.60	18.92	2,457	2.68%	0.60%	1.65%	6.76%	5.63%
2023	109	21.17	17.91	2,345	2.98%	0.60%	1.65%	11.55%	10.38%
2022	116	18.98	16.23	2,240	1.77%	0.60%	1.65%	(16.47)%	(17.35)%
2021	118	22.72	19.63	2,729	0.82%	0.60%	1.65%	8.61%	7.46%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2025	242	11.15	10.99	2,688	4.56%	1.00%	1.30%	7.94%	7.61%
2024	143	10.33	10.21	1,468	3.88%	1.00%	1.30%	4.33%	4.01%
2023	129	9.90	9.82	1,273	3.93%	1.00%	1.30%	6.94%	6.62%
2022	110	9.26	9.21	1,014	2.79%	1.00%	1.30%	(10.66)%	(10.93)%
2021	54	10.36	10.34	562	0.74%	1.00%	1.30%	0.54%	0.29%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2025	355	$13.38	$13.38	$4,742	2.56%	0.65%	0.65%	14.76%	14.76%
2024	225	11.66	11.66	2,617	2.79%	0.65%	0.65%	8.74%	8.74%
2023	97	10.72	10.72	1,036	6.74%	0.65%	0.65%	9.94%	9.94%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2025	72	14.45	14.09	958	2.24%	0.65%	1.30%	18.49%	17.71%
2024	31	12.20	11.97	371	0.66%	0.65%	1.30%	11.65%	10.91%
2023	73	10.92	10.79	789	1.61%	0.65%	1.30%	8.93%	15.96%
2022	59	8.29	9.30	547	0.93%	0.75%	1.30%	(17.81)%	(18.27)%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2025	71	16.14	16.14	1,152	1.90%	1.20%	1.20%	19.76%	19.76%
2024	40	13.48	13.48	538	2.27%	1.20%	1.20%	20.49%	20.49%
2023	3	11.19	11.19	34	4.59%	1.20%	1.20%	11.84%	11.84%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2025	3	17.65	17.65	48	0.00%	0.30%	0.30%	21.27%	21.27%
2024	1	14.55	14.55	19	0.00%	0.30%	0.30%	11.41%	11.41%
Fidelity VIP Growth Portfolio, Service Class 2
2025	72	18.35	70.42	6,944	0.05%	0.30%	1.65%	14.27%	12.72%
2024	61	16.06	62.47	4,939	0.00%	0.30%	1.65%	5.74%	27.92%
2023	48	58.93	48.84	2,785	0.00%	0.60%	1.65%	35.08%	33.66%
2022	55	43.62	36.54	2,364	0.34%	0.60%	1.65%	(25.10)%	(25.88)%
2021	64	58.24	49.30	3,652	0.00%	0.60%	1.65%	22.17%	20.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Health Care Portfolio, Service Class 2
2025	275	$11.96	$11.39	$3,160	0.19%	0.30%	1.30%	13.75%	12.61%
2024	235	10.52	10.12	2,380	0.00%	0.30%	1.30%	4.54%	3.49%
2023	181	10.06	9.78	1,755	0.00%	0.30%	1.30%	3.70%	2.67%
2022	102	9.70	9.52	960	0.00%	0.30%	1.30%	(12.88)%	(13.75)%
2021	18	11.07	11.04	197	0.00%	1.00%	1.30%	2.97%	2.71%
Fidelity VIP High Income Portfolio, Service Class 2
2025	55	12.43	12.43	681	9.46%	1.20%	1.20%	8.99%	8.99%
2024	20	11.41	11.41	226	15.52%	1.20%	1.20%	7.31%	7.31%
2023	3	10.63	10.63	31	40.88%	1.20%	1.20%	4.70%	4.70%
Fidelity VIP Index 500 Portfolio, Service Class 2
2025	17,010	64.72	50.63	699,604	0.98%	0.60%	1.75%	16.78%	15.43%
2024	18,206	55.42	43.87	703,328	1.05%	0.60%	1.75%	23.84%	22.40%
2023	18,406	44.75	35.84	640,855	1.24%	0.60%	1.75%	25.13%	23.69%
2022	9,610	35.76	28.98	248,696	0.74%	0.60%	1.75%	(18.91)%	(19.84)%
2021	23,448	44.10	36.15	890,425	1.04%	0.60%	1.75%	27.49%	26.02%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2025	50	13.87	13.89	698	0.79%	0.30%	1.20%	18.01%	16.94%
2024	52	11.75	11.88	617	0.62%	0.30%	1.20%	7.60%	6.62%
2023	44	10.92	11.14	483	0.81%	0.30%	1.20%	8.83%	17.98%
Fidelity VIP International Index Portfolio, Service Class 2
2025	378	14.60	12.74	5,403	3.03%	0.65%	0.75%	31.96%	31.83%
2024	257	11.06	9.67	2,782	3.29%	0.65%	0.75%	4.14%	4.03%
2023	152	10.62	9.29	1,555	4.04%	0.65%	0.75%	14.00%	15.01%
2022	27	8.08	8.08	216	3.96%	0.75%	0.75%	(16.84)%	(16.84)%
2021	2	9.71	9.71	22	0.00%	0.75%	0.75%	(0.00)%	(0.00)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2025	23,342	$9.97	$11.03	$287,316	3.49%	0.30%	1.75%	6.61%	5.06%
2024	23,135	9.36	10.50	271,784	3.42%	0.30%	1.75%	1.19%	(0.28)%
2023	21,580	9.25	10.53	255,514	2.51%	0.30%	1.75%	5.68%	4.15%
2022	21,625	8.75	10.11	246,236	2.03%	0.30%	1.75%	(13.47)%	(14.73)%
2021	22,092	10.11	11.86	297,519	1.87%	0.30%	1.75%	(1.19)%	(2.63)%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2025	5,267	21.13	29.97	195,200	0.27%	0.30%	1.75%	11.15%	9.54%
2024	6,038	19.01	27.36	206,390	0.32%	0.30%	1.75%	16.82%	15.12%
2023	7,277	16.27	23.77	218,317	0.42%	0.30%	1.75%	14.46%	12.80%
2022	4,992	14.21	21.07	137,923	0.20%	0.30%	1.75%	(15.22)%	(16.45)%
2021	9,383	16.77	25.22	298,885	0.35%	0.30%	1.75%	24.93%	23.12%
Fidelity VIP Strategic Income Portfolio, Service Class 2
2025	77	11.73	11.73	898	4.30%	1.20%	1.20%	7.28%	7.28%
2024	34	10.93	10.93	370	7.91%	1.20%	1.20%	4.50%	4.50%
2023	3	10.46	10.46	32	70.71%	1.20%	1.20%	4.98%	4.98%
Fidelity VIP Target Volatility Portfolio, Service Class 2
2025	37	12.02	12.25	449	22.05%	1.20%	1.30%	9.57%	9.46%
2024	37	10.98	11.19	406	1.86%	1.00%	1.30%	5.43%	8.37%
2023	37	10.41	10.33	380	3.42%	1.00%	1.30%	5.36%	12.45%
2022	10	8.99	9.18	89	2.40%	1.20%	1.30%	(1.63)%	(16.75)%
2021	6	11.03	11.03	62	0.00%	1.30%	1.30%	2.62%	2.62%
Fidelity VIP Technology Portfolio, Initial Class
2025	2,156	21.96	18.62	48,548	0.00%	0.30%	1.20%	22.40%	21.30%
2024	1,317	17.94	15.35	24,477	0.00%	0.30%	1.20%	26.59%	33.96%
2023	505	13.98	11.46	6,909	0.26%	0.65%	1.20%	35.91%	20.27%
2022	25	6.78	6.78	167	0.00%	0.75%	0.75%	(36.34)%	(36.34)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Total Market Index Portfolio, Service Class 2
2025	477	$16.65	$14.68	$7,544	0.99%	0.65%	0.75%	16.10%	15.98%
2024	401	14.34	12.66	5,420	1.24%	0.65%	0.75%	22.58%	22.45%
2023	270	11.70	10.34	2,885	1.07%	0.65%	0.75%	21.46%	24.77%
2022	172	8.29	8.29	1,423	2.54%	0.75%	0.75%	(20.01)%	(20.01)%
Fidelity VIP Utilities Portfolio, Initial Class
2025	29	18.54	15.78	431	1.83%	0.30%	0.75%	11.58%	13.25%
2024	23	12.93	13.93	310	1.98%	0.65%	0.75%	28.16%	28.03%
2023	23	10.09	10.88	237	3.72%	0.65%	0.75%	0.49%	(1.77)%
2022	6	11.08	11.08	67	1.63%	0.75%	0.75%	4.63%	4.63%
Fidelity VIP Value Strategies Portfolio, Service Class 2
2025	162	13.34	13.77	2,130	0.88%	0.30%	1.20%	7.38%	6.41%
2024	139	12.42	12.94	1,714	0.95%	0.30%	1.20%	8.83%	10.57%
2023	94	11.41	11.52	1,073	1.14%	0.30%	0.75%	20.25%	19.71%
2022	59	9.49	9.63	569	0.89%	0.30%	0.75%	2.66%	(7.41)%
First Trust Multi Income Allocation Portfolio, Class I
2025	39	10.46	10.41	404	0.83%	0.65%	1.20%	6.07%	2.65%
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
2025	402	10.25	10.21	4,114	4.79%	0.65%	1.20%	2.76%	2.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin DynaTech VIP Fund, Class 2
2025	1,712	$18.16	$44.89	$58,020	0.00%	0.30%	1.75%	14.44%	16.07%
2024	1,887	51.47	38.67	58,040	0.00%	0.60%	1.75%	29.66%	28.15%
2023	2,023	39.69	30.18	51,287	0.00%	0.60%	1.75%	42.91%	41.27%
2022	1,426	27.77	21.36	22,952	0.00%	0.60%	1.75%	(40.32)%	(41.01)%
2021	1,453	46.54	36.21	50,142	0.00%	0.60%	1.75%	15.45%	14.12%
Franklin Income VIP Fund, Class 2
2025	11,492	16.08	19.01	207,609	5.04%	0.30%	1.75%	12.22%	10.59%
2024	8,448	14.33	17.19	157,542	5.09%	0.30%	1.75%	6.88%	5.32%
2023	6,958	13.41	16.32	139,933	5.52%	0.30%	1.75%	8.30%	6.73%
2022	5,291	12.38	15.29	103,413	4.13%	0.30%	1.75%	(5.76)%	(7.12)%
2021	8,997	13.13	16.46	185,425	4.73%	0.30%	1.75%	16.40%	14.72%
Franklin Mutual Global Discovery VIP Fund, Class 2
2025	186	17.31	17.31	3,294	1.87%	0.75%	1.30%	22.41%	21.74%
2024	225	14.14	14.22	3,273	1.68%	0.75%	1.30%	3.87%	3.29%
2023	249	13.62	13.77	3,507	2.42%	0.75%	1.30%	19.41%	18.75%
2022	278	11.40	11.60	3,281	1.34%	0.75%	1.30%	(5.46)%	(5.98)%
2021	320	12.06	12.33	3,994	3.29%	0.75%	1.30%	18.24%	17.58%
Franklin Mutual Shares VIP Fund, Class 2
2025	14,817	27.66	22.93	390,500	2.06%	0.60%	1.75%	10.85%	9.57%
2024	17,140	24.95	20.93	409,599	1.93%	0.60%	1.75%	10.60%	9.32%
2023	20,610	22.56	19.15	447,846	2.00%	0.60%	1.75%	12.79%	11.49%
2022	18,330	20.00	17.17	354,552	1.34%	0.60%	1.75%	(7.99)%	(9.05)%
2021	28,009	21.74	18.88	593,134	2.90%	0.60%	1.75%	18.45%	17.09%
Franklin Rising Dividends VIP Fund, Class 2
2025	15,077	18.57	37.66	384,927	0.83%	0.30%	1.75%	11.47%	9.85%
2024	12,565	16.66	34.28	334,303	1.01%	0.30%	1.75%	10.45%	8.84%
2023	10,167	15.08	31.50	300,428	0.96%	0.30%	1.75%	11.74%	10.12%
2022	9,167	13.50	28.60	282,597	0.46%	0.30%	1.75%	(10.84)%	(12.13)%
2021	10,145	15.14	32.55	368,754	0.87%	0.30%	1.75%	26.41%	24.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Small Cap Value VIP Fund, Class 2
2025	3,720	$19.91	$28.92	$70,884	0.99%	0.30%	1.75%	7.33%	5.77%
2024	2,600	18.55	27.34	54,553	0.93%	0.30%	1.75%	11.37%	9.74%
2023	1,797	16.66	24.91	44,135	0.50%	0.30%	1.75%	12.41%	10.78%
2022	1,208	14.82	22.49	31,949	0.79%	0.30%	1.75%	(10.33)%	(11.63)%
2021	1,576	36.77	25.45	48,020	1.06%	0.60%	1.75%	24.61%	23.18%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	1,027	13.23	29.51	30,501	0.00%	0.30%	1.75%	2.21%	0.72%
2024	1,088	12.94	29.30	33,024	0.00%	0.30%	1.75%	10.70%	9.09%
2023	1,199	11.69	26.86	34,210	0.00%	0.30%	1.75%	26.36%	24.53%
2022	930	9.25	21.57	21,330	0.00%	0.30%	1.75%	(33.89)%	(34.85)%
2021	1,059	43.78	33.11	38,855	0.00%	0.60%	1.75%	9.35%	8.09%
Franklin Strategic Income VIP Fund, Class 2
2025	501	10.96	10.99	5,685	4.79%	0.75%	1.30%	6.44%	5.85%
2024	521	10.30	10.38	5,568	4.50%	0.75%	1.30%	3.24%	2.66%
2023	550	9.98	10.12	5,711	4.69%	0.75%	1.30%	7.37%	6.78%
2022	608	9.29	9.47	5,907	4.11%	0.75%	1.30%	(11.42)%	(11.91)%
2021	606	10.49	10.75	6,665	3.33%	0.75%	1.30%	1.34%	0.78%
Franklin U.S. Government Securities VIP Fund, Class 2
2025	24,478	13.46	9.23	269,745	3.27%	0.60%	1.75%	6.05%	4.83%
2024	28,137	12.69	8.80	293,298	3.09%	0.60%	1.75%	0.76%	(0.41)%
2023	30,071	12.59	8.84	311,693	2.69%	0.60%	1.75%	3.84%	2.65%
2022	33,272	12.13	8.61	332,953	2.34%	0.60%	1.75%	(10.29)%	(11.33)%
2021	37,380	13.52	9.71	419,387	2.49%	0.60%	1.75%	(2.42)%	(3.54)%
Goldman Sachs VIT Core Fixed Income Fund, Service Class
2025	2,555	9.60	10.49	27,261	3.61%	0.30%	1.30%	7.00%	5.92%
2024	2,684	8.97	9.91	26,972	3.73%	0.30%	1.30%	0.59%	(0.43)%
2023	2,680	8.92	9.95	26,987	2.80%	0.30%	1.30%	5.51%	4.46%
2022	2,779	8.46	9.53	26,759	1.41%	0.30%	1.30%	(14.53)%	(15.39)%
2021	2,895	9.89	11.26	32,932	1.13%	0.30%	1.30%	(2.52)%	(3.50)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT International Equity Insights Fund, Institutional Class
2025	622	$31.65	$33.23	$18,451	2.54%	0.60%	1.80%	37.66%	36.00%
2024	757	22.99	24.43	16,299	2.85%	0.60%	1.80%	5.49%	4.22%
2023	873	21.79	23.45	17,825	2.63%	0.60%	1.80%	18.00%	16.58%
2022	997	18.47	20.11	17,275	2.93%	0.60%	1.80%	(14.07)%	(15.11)%
2021	1,092	21.49	23.69	22,272	2.80%	0.60%	1.80%	11.50%	10.15%
Goldman Sachs VIT International Equity Insights Fund, Service Class
2025	1,508	19.44	19.22	30,824	2.29%	0.70%	1.75%	37.19%	35.74%
2024	1,788	14.17	14.16	26,749	2.44%	0.70%	1.75%	5.07%	3.95%
2023	2,203	13.49	13.62	31,255	2.22%	0.70%	1.75%	17.60%	16.36%
2022	2,318	11.47	11.70	28,015	2.65%	0.70%	1.75%	(14.32)%	(15.22)%
2021	2,598	13.39	13.80	36,780	2.50%	0.70%	1.75%	11.03%	9.86%
Goldman Sachs VIT Large Cap Value Fund, Institutional Class
2025	546	45.92	63.32	29,539	1.06%	0.60%	1.80%	10.22%	8.89%
2024	620	41.66	58.15	30,833	1.36%	0.60%	1.80%	16.39%	14.98%
2023	737	35.80	50.57	31,558	1.74%	0.60%	1.80%	12.34%	10.99%
2022	825	31.87	45.57	31,618	1.25%	0.60%	1.80%	(6.93)%	(8.05)%
2021	932	34.24	49.55	38,616	1.14%	0.60%	1.80%	23.39%	21.90%
Goldman Sachs VIT Large Cap Value Fund, Service Class
2025	2,198	30.92	29.80	70,681	0.85%	0.70%	1.75%	9.83%	8.67%
2024	2,540	28.16	27.43	74,674	1.09%	0.70%	1.75%	15.97%	14.74%
2023	3,190	24.28	23.90	81,167	1.46%	0.70%	1.75%	11.92%	10.74%
2022	3,531	21.69	21.58	80,364	1.00%	0.70%	1.75%	(7.22)%	(8.20)%
2021	4,368	23.38	23.51	107,945	0.88%	0.70%	1.75%	23.06%	21.76%
Goldman Sachs VIT Mid Cap Growth Fund, Service Class
2025	1,135	15.77	36.52	42,767	0.00%	0.30%	1.75%	7.04%	5.48%
2024	1,241	14.74	34.62	46,783	0.00%	0.30%	1.75%	19.92%	18.17%
2023	1,394	12.29	29.30	46,856	0.00%	0.30%	1.75%	18.09%	16.39%
2022	1,167	10.41	25.17	37,928	0.00%	0.30%	1.75%	(26.52)%	(27.59)%
2021	1,310	14.16	34.76	57,806	0.00%	0.30%	1.75%	11.14%	9.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class
2025	93	$60.55	$48.69	$5,389	1.14%	0.60%	1.80%	8.74%	7.43%
2024	106	55.68	45.32	5,622	0.99%	0.60%	1.80%	11.72%	10.37%
2023	119	49.84	41.07	5,688	1.01%	0.60%	1.80%	10.75%	9.42%
2022	129	45.00	37.53	5,593	0.63%	0.60%	1.80%	(10.53)%	(11.60)%
2021	148	50.29	42.46	7,163	0.47%	0.60%	1.80%	30.17%	28.60%
Goldman Sachs VIT Mid Cap Value Fund, Service Class
2025	2,748	13.52	28.79	87,896	1.00%	0.65%	1.75%	8.42%	7.22%
2024	3,112	12.47	26.85	94,164	0.71%	0.65%	1.75%	11.42%	10.19%
2023	3,583	11.19	24.37	100,099	0.64%	0.65%	1.75%	8.60%	9.17%
2022	2,681	28.56	22.32	68,255	0.31%	0.70%	1.75%	(10.86)%	(11.80)%
2021	5,041	32.04	25.30	144,009	0.20%	0.70%	1.75%	29.66%	28.29%
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class
2025	196	52.19	90.96	17,899	0.70%	0.60%	1.80%	15.45%	14.06%
2024	232	45.20	79.75	18,432	0.96%	0.60%	1.80%	18.33%	16.90%
2023	266	38.20	68.22	17,957	0.99%	0.60%	1.80%	18.56%	17.14%
2022	295	32.22	58.24	16,934	0.28%	0.60%	1.80%	(19.86)%	(20.83)%
2021	326	40.21	73.56	23,603	0.47%	0.60%	1.80%	23.05%	21.57%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
2025	215	14.36	50.11	9,478	0.50%	0.30%	1.65%	15.47%	13.91%
2024	255	12.44	43.99	9,614	0.72%	0.30%	1.65%	13.31%	16.85%
2023	314	34.00	37.65	10,305	0.79%	0.70%	1.65%	18.12%	17.00%
2022	334	28.78	32.18	9,515	0.08%	0.70%	1.65%	(20.20)%	(20.96)%
2021	358	36.07	40.71	12,807	0.23%	0.70%	1.65%	22.63%	21.46%
Goldman Sachs VIT Strategic Growth Fund, Institutional Class
2025	298	93.21	137.65	33,107	0.00%	0.60%	1.80%	17.21%	15.80%
2024	346	79.52	118.87	32,932	0.00%	0.60%	1.80%	31.57%	29.98%
2023	415	60.44	91.45	29,770	0.00%	0.60%	1.80%	41.09%	39.40%
2022	475	42.84	65.61	24,289	0.00%	0.60%	1.80%	(32.92)%	(33.73)%
2021	505	63.86	98.99	39,127	0.00%	0.60%	1.80%	21.20%	19.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Strategic Growth Fund, Service Class
2025	4,734	$21.84	$60.54	$187,016	0.00%	0.30%	1.75%	17.23%	15.53%
2024	4,298	18.63	52.40	176,199	0.00%	0.30%	1.75%	31.69%	29.77%
2023	3,827	14.15	40.38	153,994	0.00%	0.30%	1.75%	41.23%	39.18%
2022	2,278	10.02	29.01	75,642	0.00%	0.30%	1.75%	(32.88)%	(33.86)%
2021	4,005	14.93	43.86	197,980	0.00%	0.30%	1.75%	21.19%	19.43%
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class
2025	429	15.66	15.08	6,284	3.91%	1.00%	1.75%	8.79%	7.97%
2024	432	14.40	13.97	6,015	3.01%	1.00%	1.75%	10.64%	9.80%
2023	506	13.01	12.72	6,548	1.70%	1.00%	1.75%	14.42%	13.56%
2022	526	11.37	11.20	6,039	0.00%	1.00%	1.75%	(19.97)%	(20.57)%
2021	502	14.21	14.10	7,291	0.00%	1.00%	1.75%	15.01%	14.14%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class
2025	221	70.12	124.01	25,857	0.69%	0.60%	1.80%	15.05%	13.67%
2024	256	60.95	109.10	26,030	0.64%	0.60%	1.80%	27.55%	26.01%
2023	296	47.78	86.58	23,607	0.67%	0.60%	1.80%	23.07%	21.59%
2022	340	38.83	71.21	22,307	0.73%	0.60%	1.80%	(20.22)%	(21.18)%
2021	389	48.67	90.34	32,337	0.80%	0.60%	1.80%	28.63%	27.08%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class
2025	9	55.37	64.12	635	0.47%	0.70%	1.65%	14.68%	13.58%
2024	11	48.29	56.45	639	0.37%	0.70%	1.65%	27.11%	25.89%
2023	15	37.99	44.84	680	0.45%	0.70%	1.65%	22.73%	21.56%
2022	17	30.95	36.89	647	0.55%	0.70%	1.65%	(20.46)%	(21.22)%
2021	18	38.92	46.83	872	0.57%	0.70%	1.65%	28.21%	26.99%
Guggenheim Floating Rate Strategies Series
2025	158	13.88	13.88	2,191	9.20%	1.00%	1.00%	2.54%	2.54%
2024	219	13.54	13.54	2,970	7.69%	1.00%	1.00%	5.76%	5.76%
2023	254	12.80	12.80	3,246	3.49%	1.00%	1.00%	10.02%	10.02%
2022	300	11.64	11.64	3,414	2.68%	1.00%	1.00%	(1.84)%	(1.84)%
2021	309	11.86	11.86	3,669	2.75%	1.00%	1.00%	1.48%	1.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Guggenheim Global Managed Futures Strategy Fund
2025	11	$11.72	$11.72	$126	1.67%	1.00%	1.00%	2.62%	2.62%
2024	18	11.42	11.42	202	3.04%	1.00%	1.00%	(0.64)%	(0.64)%
2023	37	11.50	11.50	431	3.46%	1.00%	1.00%	2.77%	2.77%
2022	51	11.19	11.19	566	3.75%	1.00%	1.00%	10.18%	10.18%
2021	37	10.15	10.15	378	0.00%	1.00%	1.00%	(0.07)%	(0.07)%
Guggenheim Long Short Equity Fund
2024	-	-	-	-	0.13%	1.00%	1.00%	7.45%	7.45%
2023	13	13.27	13.27	166	0.17%	1.00%	1.00%	11.63%	11.63%
2022	11	11.88	11.88	130	0.41%	1.00%	1.00%	(15.24)%	(15.24)%
2021	12	14.02	14.02	168	0.86%	1.00%	1.00%	22.56%	22.56%
Guggenheim Multi-Hedge Strategies Fund
2025	17	11.24	11.24	190	1.99%	1.00%	1.00%	0.23%	0.23%
2024	29	11.21	11.21	323	4.47%	1.00%	1.00%	(4.63)%	(4.63)%
2023	44	11.76	11.76	517	2.83%	1.00%	1.00%	3.33%	3.33%
2022	54	11.38	11.38	619	1.28%	1.00%	1.00%	(4.36)%	(4.36)%
2021	60	11.90	11.90	712	0.00%	1.00%	1.00%	7.02%	7.02%
Invesco V.I. American Franchise Fund, Series I
2025	217	34.81	27.25	6,711	0.00%	0.70%	1.65%	10.88%	9.83%
2024	242	31.39	24.81	6,772	0.00%	0.70%	1.65%	33.94%	32.65%
2023	280	23.44	18.70	5,896	0.00%	0.70%	1.65%	39.94%	38.61%
2022	308	16.75	13.49	4,652	0.00%	0.70%	1.65%	(31.59)%	(32.25)%
2021	333	24.48	19.91	7,392	0.00%	0.70%	1.65%	11.14%	10.08%
Invesco V.I. American Franchise Fund, Series II
2025	67	81.99	63.92	2,822	0.00%	0.60%	1.70%	10.72%	9.50%
2024	71	74.06	58.38	2,796	0.00%	0.60%	1.70%	33.75%	32.27%
2023	88	55.37	44.14	2,544	0.00%	0.60%	1.70%	39.76%	38.22%
2022	111	39.62	31.93	2,275	0.00%	0.60%	1.70%	(31.71)%	(32.46)%
2021	115	58.01	47.28	3,506	0.00%	0.60%	1.70%	10.98%	9.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. American Value Fund, Series II
2025	1,738	$56.49	$36.13	$66,562	0.22%	0.60%	1.75%	20.03%	18.65%
2024	2,175	47.06	30.45	70,443	0.75%	0.60%	1.75%	29.31%	27.81%
2023	2,855	36.39	23.82	72,564	0.36%	0.60%	1.75%	14.60%	13.28%
2022	3,374	31.76	21.03	75,694	0.32%	0.60%	1.75%	(3.44)%	(4.56)%
2021	4,000	32.89	22.03	93,953	0.24%	0.60%	1.75%	26.86%	25.40%
Invesco V.I. Balanced-Risk Allocation Fund, Series II
2025	2,494	20.56	14.75	42,127	6.58%	0.60%	1.75%	8.04%	6.79%
2024	2,884	19.03	13.81	45,406	5.65%	0.60%	1.75%	2.94%	1.74%
2023	3,277	18.49	13.58	50,444	0.00%	0.60%	1.75%	5.76%	4.54%
2022	3,795	17.48	12.99	55,653	7.06%	0.60%	1.75%	(15.03)%	(16.01)%
2021	4,135	20.57	15.46	71,963	3.01%	0.60%	1.75%	8.61%	7.35%
Invesco V.I. Comstock Fund, Series I
2025	314	77.06	58.00	21,235	1.66%	0.70%	1.80%	16.62%	15.34%
2024	360	66.08	50.29	20,992	1.69%	0.70%	1.80%	14.37%	13.10%
2023	429	57.78	44.47	21,929	1.78%	0.70%	1.80%	11.58%	10.35%
2022	488	51.78	40.30	22,482	1.56%	0.70%	1.80%	0.42%	(0.69)%
2021	552	51.57	40.58	25,467	1.89%	0.70%	1.80%	32.43%	30.97%
Invesco V.I. Comstock Fund, Series II
2025	2,786	24.95	54.79	137,832	1.44%	0.30%	1.80%	16.79%	15.04%
2024	3,107	21.36	47.63	136,877	1.48%	0.30%	1.80%	14.52%	12.79%
2023	3,518	18.65	42.22	140,490	1.45%	0.30%	1.80%	11.76%	10.09%
2022	3,849	16.69	38.36	142,635	1.06%	0.30%	1.80%	0.54%	(0.96)%
2021	4,665	37.71	38.73	174,716	1.60%	0.60%	1.80%	32.25%	30.65%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-	-	-	-	2.69%	0.30%	1.30%	2.38%	2.05%
2023	3,672	10.08	9.80	36,240	2.30%	0.30%	1.30%	11.97%	10.85%
2022	1,436	9.01	8.84	11,948	1.74%	0.30%	1.30%	(17.27)%	(18.10)%
2021	107	10.89	10.80	1,125	0.67%	0.30%	1.30%	4.76%	3.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Discovery Large Cap Fund, Series I
2025	103	$69.74	$78.89	$8,598	0.00%	0.70%	1.80%	12.01%	10.77%
2024	114	62.26	71.22	8,546	0.00%	0.70%	1.80%	33.22%	31.74%
2023	134	46.74	54.06	7,566	0.00%	0.70%	1.80%	34.43%	32.95%
2022	151	34.76	40.66	6,361	0.00%	0.70%	1.80%	(31.27)%	(32.03)%
2021	169	50.58	59.82	10,454	0.00%	0.70%	1.80%	21.71%	20.37%
Invesco V.I. Discovery Large Cap Fund, Series II
2025	802	66.72	74.59	47,443	0.00%	0.60%	1.80%	11.86%	10.51%
2024	994	59.64	67.50	52,824	0.00%	0.60%	1.80%	33.02%	31.41%
2023	1,324	44.84	51.36	53,150	0.00%	0.60%	1.80%	34.22%	32.61%
2022	734	33.41	38.73	23,130	0.00%	0.60%	1.80%	(31.38)%	(32.20)%
2021	1,628	48.68	57.13	71,762	0.00%	0.60%	1.80%	21.55%	20.08%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	57	45.31	53.33	3,088	0.00%	0.70%	1.65%	4.06%	3.06%
2024	64	43.54	49.68	3,372	0.00%	0.70%	1.80%	23.36%	21.89%
2023	75	35.30	40.76	3,226	0.00%	0.70%	1.80%	12.36%	11.12%
2022	80	31.42	36.68	3,094	0.00%	0.70%	1.80%	(31.46)%	(32.22)%
2021	84	45.84	54.12	4,884	0.00%	0.70%	1.80%	18.27%	16.96%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2025	836	53.66	16.22	26,843	0.00%	0.60%	1.75%	3.91%	2.71%
2024	964	51.65	15.79	29,746	0.00%	0.60%	1.75%	23.17%	21.74%
2023	1,126	41.93	12.97	29,371	0.00%	0.60%	1.75%	12.18%	10.88%
2022	834	37.38	11.70	22,744	0.00%	0.60%	1.75%	(31.54)%	(32.33)%
2021	1,138	54.60	17.29	40,110	0.00%	0.60%	1.75%	18.08%	16.72%
Invesco V.I. Equity and Income Fund, Series II
2025	13,566	18.03	37.64	283,299	1.95%	0.30%	1.80%	12.18%	10.50%
2024	12,398	16.07	34.07	257,113	1.72%	0.30%	1.80%	6.97%	9.89%
2023	7,458	35.21	31.00	190,597	1.35%	0.60%	1.80%	9.58%	8.26%
2022	4,817	32.13	28.64	130,536	1.02%	0.60%	1.80%	(8.27)%	(9.37)%
2021	8,550	35.02	31.60	239,777	1.64%	0.60%	1.80%	17.64%	16.22%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. EQV International Equity Fund, Series II
2025	2,263	$19.16	$16.91	$41,962	1.28%	0.60%	1.75%	15.53%	8.00%
2024	1,762	16.59	15.10	28,192	1.54%	0.60%	1.75%	(0.26)%	0.55%
2023	3,176	16.63	15.02	51,552	0.00%	0.60%	1.75%	17.16%	15.81%
2022	1,975	14.19	12.53	27,253	1.10%	0.60%	1.65%	(18.99)%	(19.85)%
2021	2,480	17.52	16.20	42,582	0.92%	0.60%	1.75%	4.97%	3.76%
Invesco V.I. Global Fund, Series I
2025	80	82.37	79.92	6,757	0.00%	0.70%	1.80%	14.52%	13.25%
2024	87	71.93	70.57	6,455	0.00%	0.70%	1.80%	15.25%	13.97%
2023	114	62.41	61.92	7,370	0.22%	0.70%	1.80%	33.80%	32.32%
2022	130	46.64	46.79	6,366	0.00%	0.70%	1.80%	(32.24)%	(32.99)%
2021	140	68.84	69.83	10,150	0.00%	0.70%	1.80%	14.68%	13.41%
Invesco V.I. Global Fund, Series II
2025	3,788	58.49	75.63	204,721	0.00%	0.60%	1.80%	14.32%	12.95%
2024	4,632	51.16	66.96	219,185	0.00%	0.60%	1.80%	15.09%	13.69%
2023	5,804	44.45	58.90	240,763	0.00%	0.60%	1.80%	33.64%	32.04%
2022	4,390	33.26	44.61	161,988	0.00%	0.60%	1.80%	(32.34)%	(33.16)%
2021	6,841	49.17	66.74	315,560	0.00%	0.60%	1.80%	14.48%	13.10%
Invesco V.I. Global Real Estate Fund, Series II
2025	587	10.30	12.74	7,574	2.44%	0.65%	1.75%	6.91%	5.73%
2024	435	9.64	12.05	5,265	2.43%	0.65%	1.75%	(2.75)%	(3.83)%
2023	747	9.91	12.53	9,429	0.91%	0.65%	1.75%	6.93%	6.93%
2022	238	8.16	11.72	2,650	0.85%	0.75%	1.75%	(25.70)%	(26.45)%
2021	954	10.99	15.93	15,180	2.68%	0.75%	1.75%	24.50%	23.25%
Invesco V.I. Global Strategic Income Fund, Series I
2025	177	27.96	21.61	4,255	5.67%	0.70%	1.80%	12.19%	10.95%
2024	202	24.93	19.48	4,372	2.91%	0.70%	1.80%	2.44%	1.30%
2023	242	24.33	19.23	5,147	0.00%	0.70%	1.80%	8.12%	6.93%
2022	250	22.50	17.98	4,963	0.00%	0.70%	1.80%	(12.08)%	(13.05)%
2021	285	25.60	20.68	6,476	4.47%	0.70%	1.80%	(4.09)%	(5.15)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Global Strategic Income Fund, Series II
2025	10,625	$20.03	$10.95	$184,313	5.19%	0.60%	1.75%	12.08%	10.78%
2024	12,576	17.87	9.89	194,426	2.66%	0.60%	1.75%	2.17%	0.98%
2023	13,732	17.49	9.79	208,302	0.00%	0.60%	1.75%	7.95%	6.71%
2022	15,879	16.20	17.11	223,228	0.00%	0.60%	1.80%	(12.24)%	(13.30)%
2021	17,363	18.47	19.74	280,436	4.32%	0.60%	1.80%	(4.14)%	(5.30)%
Invesco V.I. Government Securities Fund, Series II
2025	10,153	9.82	9.60	108,054	2.80%	0.30%	1.75%	6.63%	5.09%
2024	11,269	9.21	9.13	113,158	2.29%	0.30%	1.75%	1.17%	(0.31)%
2023	11,767	9.11	9.16	117,590	1.78%	0.30%	1.75%	4.15%	2.64%
2022	12,704	8.74	8.93	122,686	1.65%	0.30%	1.75%	(10.84)%	(12.14)%
2021	13,796	9.81	10.16	150,617	2.34%	0.30%	1.75%	(2.73)%	(4.14)%
Invesco V.I. Growth and Income Fund, Series I
2025	458	61.68	46.42	24,479	1.44%	0.70%	1.80%	14.81%	13.54%
2024	513	53.72	40.89	24,055	1.41%	0.70%	1.80%	15.18%	13.90%
2023	592	46.64	35.90	24,247	1.58%	0.70%	1.80%	11.88%	10.64%
2022	668	41.69	32.44	24,605	1.58%	0.70%	1.80%	(6.41)%	(7.44)%
2021	736	44.54	35.05	29,154	1.60%	0.70%	1.80%	27.61%	26.20%
Invesco V.I. Growth and Income Fund, Series II
2025	9,069	53.42	43.84	390,266	1.21%	0.60%	1.80%	14.60%	13.22%
2024	10,945	46.61	38.72	413,050	1.18%	0.60%	1.80%	15.02%	13.63%
2023	13,324	40.52	34.07	440,773	0.98%	0.60%	1.80%	11.73%	10.39%
2022	10,665	36.27	30.87	330,787	0.73%	0.60%	1.80%	(6.56)%	(7.69)%
2021	18,938	38.82	33.44	604,214	1.32%	0.60%	1.80%	27.42%	25.89%
Invesco V.I. Main Street Fund, Series I
2025	103	55.81	56.44	6,190	0.52%	0.70%	1.80%	15.12%	13.85%
2024	121	48.48	49.57	6,405	0.00%	0.70%	1.80%	22.78%	21.41%
2023	156	39.49	40.83	6,695	0.82%	0.70%	1.80%	22.36%	21.01%
2022	180	32.27	33.74	6,390	1.34%	0.70%	1.80%	(20.69)%	(21.57)%
2021	203	40.69	43.02	9,111	0.70%	0.70%	1.80%	26.68%	25.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Main Street Fund, Series II
2025	2,422	$20.55	$42.12	$91,291	0.31%	0.30%	1.75%	15.29%	13.62%
2024	2,863	17.83	37.07	95,963	0.00%	0.30%	1.75%	23.02%	21.23%
2023	3,521	14.49	30.58	98,009	0.48%	0.30%	1.75%	22.46%	20.69%
2022	3,658	11.83	25.34	82,440	0.95%	0.30%	1.75%	(20.55)%	(21.70)%
2021	4,303	14.89	32.36	128,947	0.53%	0.30%	1.75%	26.85%	25.01%
Invesco V.I. Main Street Mid Cap Fund, Series II
2025	257	13.84	13.43	3,545	0.13%	0.65%	1.20%	8.26%	7.66%
2024	108	12.78	12.47	1,373	0.19%	0.65%	1.20%	16.03%	15.39%
2023	8	11.02	10.81	89	0.36%	0.65%	1.20%	6.41%	14.02%
Invesco V.I. Main Street Small Cap Fund, Series II
2025	2,792	13.40	12.15	35,890	0.28%	0.30%	1.20%	8.11%	7.14%
2024	1,535	12.40	11.34	18,334	0.00%	0.30%	1.20%	12.07%	11.05%
2023	584	11.06	10.21	6,210	1.60%	0.30%	1.20%	17.47%	16.41%
2022	77	9.42	8.77	667	0.42%	0.30%	1.20%	(16.29)%	(4.97)%
2021	9	10.16	11.19	96	0.04%	0.75%	1.00%	(6.20)%	3.23%
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II
2024	-	12.38	12.38	-	0.00%	0.30%	0.30%	0.47%	0.47%
Invesco V.I. Small Cap Equity Fund, Series II
2025	725	13.31	25.45	16,665	0.00%	0.65%	1.75%	7.13%	5.95%
2024	757	12.42	24.02	17,087	0.00%	0.65%	1.75%	17.08%	15.78%
2023	826	10.61	20.75	16,532	0.00%	0.65%	1.75%	7.18%	14.23%
2022	644	12.66	18.36	11,147	0.00%	0.75%	1.65%	(21.32)%	(22.04)%
2021	813	16.09	23.32	18,390	0.00%	0.75%	1.75%	19.19%	18.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. U.S. Government Money Portfolio, Series I
2025	53,113	$11.29	$1.20	$206,817	3.68%	0.30%	1.80%	3.33%	1.78%
2024	66,200	10.93	1.18	271,634	4.54%	0.30%	1.80%	4.32%	2.74%
2023	66,368	10.48	1.14	258,897	4.37%	0.30%	1.80%	4.22%	2.66%
2022	286,778	10.05	1.11	1,752,409	2.38%	0.30%	1.80%	0.96%	(0.55)%
2021	99,001	10.96	1.12	421,721	0.01%	0.60%	1.80%	(0.59)%	(1.79)%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	2,911	13.43	13.02	38,405	1.91%	0.30%	1.20%	12.51%	13.45%
2024	1,568	12.42	11.48	18,184	2.20%	0.65%	1.20%	14.40%	13.76%
2023	538	10.86	10.09	5,455	2.31%	0.65%	1.20%	4.35%	13.76%
2022	86	8.87	8.87	765	0.80%	1.20%	1.20%	(5.03)%	(5.03)%
Janus Henderson VIT Enterprise Portfolio, Service Shares
2025	93	13.31	13.06	1,227	0.04%	0.65%	1.20%	6.72%	6.13%
2024	43	12.47	12.30	528	0.73%	0.65%	1.20%	17.40%	6.95%
Janus Henderson VIT Forty Portfolio, Service Shares
2025	726	15.92	15.45	11,273	0.00%	0.30%	1.20%	14.11%	16.45%
2024	399	14.38	13.27	5,307	0.01%	0.65%	1.20%	26.96%	26.59%
2023	136	10.48	10.48	1,426	0.25%	1.20%	1.20%	37.98%	37.98%
2022	8	7.60	7.60	63	0.12%	1.20%	1.20%	(9.44)%	(9.44)%
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares
2025	2	13.00	13.00	31	5.49%	1.20%	1.20%	15.86%	15.86%
2024	1	11.22	11.22	10	0.24%	1.20%	1.20%	9.67%	9.67%
2023	1	10.23	10.23	11	3.02%	1.20%	1.20%	7.79%	7.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2025	594	$19.02	$18.22	$10,828	0.00%	0.65%	1.20%	24.03%	23.35%
2024	336	15.33	14.77	4,969	0.00%	0.65%	1.20%	4.34%	30.17%
2023	103	11.34	11.34	1,174	0.00%	1.20%	1.20%	52.43%	52.43%
2022	5	7.44	7.44	35	0.00%	1.20%	1.20%	(11.78)%	(11.78)%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	412	14.32	13.70	5,651	1.43%	0.65%	1.20%	27.74%	27.04%
2024	209	11.21	10.78	2,250	1.70%	0.65%	1.20%	0.01%	4.30%
2023	73	10.34	10.34	752	1.76%	1.20%	1.20%	9.26%	9.26%
2022	4	9.46	9.46	36	1.73%	1.20%	1.20%	5.91%	5.91%
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
2025	28,503	11.96	26.14	505,222	5.95%	0.30%	1.80%	8.00%	6.38%
2024	28,869	11.07	24.57	494,004	5.65%	0.30%	1.80%	6.40%	4.79%
2023	28,383	10.41	23.45	477,167	5.09%	0.30%	1.80%	6.23%	4.64%
2022	29,193	9.79	22.41	478,616	4.22%	0.30%	1.80%	(13.06)%	(14.37)%
2021	29,804	11.27	26.17	583,809	3.10%	0.30%	1.80%	2.97%	1.42%
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
2025	2,501	20.95	64.20	99,751	0.58%	0.30%	1.80%	15.63%	13.90%
2024	2,815	18.12	56.37	101,160	0.53%	0.30%	1.80%	21.77%	19.93%
2023	3,315	14.88	47.00	102,640	0.81%	0.30%	1.80%	15.98%	14.24%
2022	3,382	12.83	41.14	92,723	0.74%	0.30%	1.80%	(13.81)%	(15.10)%
2021	4,058	14.88	48.46	135,244	0.71%	0.30%	1.80%	25.24%	24.47%
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
2025	3,453	20.46	28.24	121,088	0.44%	0.30%	1.75%	9.94%	12.30%
2024	4,203	37.55	25.15	130,240	0.67%	0.60%	1.75%	15.95%	14.60%
2023	5,266	32.38	21.94	141,489	0.62%	0.60%	1.75%	13.95%	12.64%
2022	3,425	28.42	19.48	83,754	0.72%	0.60%	1.75%	(12.51)%	(13.52)%
2021	7,318	32.48	22.53	198,617	0.79%	0.60%	1.75%	26.55%	25.09%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lord Abbett Series Fund Growth and Income Portfolio, Class VC
2025	1,202	$47.68	$37.51	$54,395	0.55%	0.60%	1.80%	16.58%	15.18%
2024	1,431	40.89	32.57	55,816	0.81%	0.60%	1.80%	19.88%	18.43%
2023	1,711	34.11	27.50	56,006	0.92%	0.60%	1.80%	12.51%	11.16%
2022	1,927	30.32	24.74	56,411	1.19%	0.60%	1.80%	(9.98)%	(11.06)%
2021	2,210	33.68	27.82	72,039	1.02%	0.60%	1.80%	28.25%	26.70%
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC
2025	1,259	14.72	30.93	51,048	0.00%	0.30%	1.75%	12.60%	10.97%
2024	1,618	13.07	27.88	59,751	0.00%	0.30%	1.75%	30.21%	28.31%
2023	1,876	10.04	21.73	54,662	0.00%	0.30%	1.75%	10.34%	8.74%
2022	864	9.10	19.98	24,782	0.00%	0.30%	1.75%	(32.73)%	(33.71)%
2021	1,179	13.53	30.14	50,134	0.00%	0.30%	1.75%	6.14%	4.60%
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC
2025	1,084	41.35	33.32	40,787	0.33%	0.60%	1.80%	6.41%	5.13%
2024	1,227	38.86	31.69	43,607	0.44%	0.60%	1.80%	14.21%	12.82%
2023	1,462	34.02	28.09	45,723	0.47%	0.60%	1.80%	14.73%	13.35%
2022	1,477	29.66	24.78	41,275	0.72%	0.60%	1.80%	(11.75)%	(12.81)%
2021	1,853	33.60	28.42	57,775	0.57%	0.60%	1.80%	27.93%	26.39%
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
2025	1,375	11.34	10.46	15,252	5.31%	0.65%	1.30%	5.21%	4.53%
2024	917	10.40	10.01	9,657	5.54%	0.30%	1.30%	4.82%	3.77%
2023	524	9.92	9.65	5,223	6.68%	0.30%	1.30%	4.74%	3.69%
2022	233	9.47	9.30	2,179	5.23%	0.30%	1.30%	(5.34)%	(6.29)%
2021	24	10.01	9.93	235	2.74%	0.30%	1.30%	(0.05)%	(0.88)%
LVIP American Century Balanced Fund, Standard Class II
2025	58	13.20	12.17	762	1.90%	0.65%	1.20%	8.90%	8.30%
2024	58	12.12	11.24	700	2.33%	0.65%	1.20%	11.33%	10.71%
2023	9	10.89	10.15	100	2.32%	0.65%	1.20%	3.96%	15.02%
2022	8	8.82	8.82	71	1.54%	1.20%	1.20%	(4.05)%	(4.05)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	1	$13.84	$13.84	$15	1.73%	0.65%	0.65%	14.11%	14.11%
2024	1	12.13	12.13	13	1.68%	0.65%	0.65%	2.27%	2.27%
LVIP American Century International Fund, Standard Class II
2025	28	11.17	11.17	312	1.23%	1.20%	1.20%	14.59%	14.59%
2024	28	9.75	9.75	274	1.56%	1.20%	1.20%	1.37%	1.37%
2023	14	9.62	9.62	137	0.00%	1.20%	1.20%	15.78%	15.78%
LVIP American Century Ultra Fund, Standard Class II
2025	9	15.38	15.38	141	0.00%	1.20%	1.20%	11.49%	11.49%
2024	7	13.79	13.79	102	0.00%	1.20%	1.20%	27.24%	27.24%
2023	13	10.84	10.84	137	0.00%	1.20%	1.20%	19.41%	19.41%
MFS VIT Growth Series, Initial Class
2025	64	77.85	96.66	6,429	0.00%	0.70%	1.80%	11.41%	10.18%
2024	74	69.87	87.73	6,653	0.00%	0.70%	1.80%	30.54%	29.09%
2023	82	53.53	67.96	5,733	0.00%	0.70%	1.80%	34.92%	33.43%
2022	92	39.67	50.93	4,823	0.00%	0.70%	1.80%	(32.11)%	(32.86)%
2021	100	58.44	75.86	7,796	0.00%	0.70%	1.80%	22.67%	21.31%
MFS VIT Growth Series, Service Class
2025	1,482	105.48	57.07	54,940	0.00%	0.60%	1.75%	11.23%	9.95%
2024	1,239	94.83	51.91	50,342	0.00%	0.60%	1.75%	30.36%	28.85%
2023	758	72.74	40.29	40,793	0.00%	0.60%	1.75%	34.70%	33.15%
2022	895	54.00	30.26	37,099	0.00%	0.60%	1.75%	(32.21)%	(33.00)%
2021	898	79.67	45.16	54,782	0.00%	0.60%	1.75%	22.50%	21.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT II Core Equity Portfolio, Service Class
2025	410	$14.73	$15.20	$6,054	0.25%	0.65%	1.20%	11.49%	10.88%
2024	221	13.21	13.71	2,919	0.50%	0.65%	1.20%	19.09%	18.43%
2023	21	11.09	11.58	233	0.00%	0.65%	1.20%	5.29%	13.81%
MFS VIT II Emerging Markets Equity Portfolio, Service Class
2025	13	14.33	12.91	192	1.85%	0.90%	1.65%	32.15%	31.16%
2024	21	10.84	9.85	230	2.34%	0.90%	1.65%	10.31%	9.47%
2023	23	9.83	8.99	227	1.21%	0.90%	1.65%	9.71%	8.89%
2022	27	8.96	8.26	238	3.78%	0.90%	1.65%	(20.66)%	(21.26)%
2021	27	11.29	10.49	299	0.27%	0.90%	1.65%	(7.86)%	(8.56)%
MFS VIT II International Growth Portfolio, Service Class
2025	418	14.08	13.26	5,843	0.79%	0.65%	1.20%	20.02%	19.36%
2024	243	11.73	11.11	2,835	0.97%	0.65%	1.20%	8.05%	7.45%
2023	30	10.86	10.34	329	0.00%	0.65%	1.20%	5.41%	2.34%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	757	15.23	30.72	19,026	1.33%	0.65%	1.30%	32.10%	31.24%
2024	756	11.53	23.41	16,119	1.13%	0.65%	1.30%	6.27%	5.57%
2023	721	10.85	22.17	16,446	0.46%	0.65%	1.30%	4.77%	15.85%
2022	827	19.99	19.14	16,508	0.45%	0.90%	1.30%	(24.44)%	(24.74)%
2021	865	26.45	25.43	22,849	0.14%	0.90%	1.30%	9.28%	8.84%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class
2025	48	35.04	31.07	1,586	0.27%	0.70%	1.80%	9.13%	7.93%
2024	56	32.11	28.79	1,681	0.34%	0.70%	1.80%	15.45%	14.17%
2023	64	27.81	25.22	1,699	0.30%	0.70%	1.80%	23.14%	21.79%
2022	71	22.59	20.71	1,528	0.09%	0.70%	1.80%	(19.82)%	(20.71)%
2021	80	28.17	26.12	2,148	0.24%	0.70%	1.80%	25.09%	23.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
2025	991	$34.50	$30.43	$29,432	0.02%	0.60%	1.75%	8.95%	7.69%
2024	1,053	31.67	28.26	30,022	0.13%	0.60%	1.75%	15.28%	13.94%
2023	1,132	27.47	24.80	30,205	0.05%	0.60%	1.75%	22.97%	21.55%
2022	1,343	22.34	20.40	29,346	0.00%	0.60%	1.75%	(19.93)%	(20.85)%
2021	1,478	27.90	25.78	40,451	0.03%	0.60%	1.75%	24.90%	23.46%
MFS VIT II Research International Portfolio, Service Class
2025	97	13.23	12.70	1,282	1.35%	0.65%	1.20%	20.96%	4.98%
2024	51	10.93	10.93	562	1.85%	0.65%	0.65%	4.38%	4.38%
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class
2025	16	13.10	12.78	206	0.77%	0.30%	1.20%	5.17%	1.72%
2024	5	12.46	11.92	56	1.00%	0.30%	0.65%	5.02%	6.93%
MFS VIT III Global Real Estate Portfolio, Service Class
2025	34	11.22	10.56	361	1.15%	0.65%	1.20%	2.63%	2.06%
2024	30	10.93	10.35	311	1.63%	0.65%	1.20%	2.38%	(4.09)%
2023	13	10.79	10.79	142	0.00%	1.20%	1.20%	23.82%	23.82%
MFS VIT III Mid Cap Value Portfolio, Service Class
2025	159	13.50	13.17	2,072	0.89%	0.30%	1.20%	5.44%	4.48%
2024	100	12.80	12.60	1,244	1.33%	0.30%	1.20%	(2.05)%	12.15%
2023	1	11.24	11.24	16	0.00%	1.20%	1.20%	5.49%	5.49%
MFS VIT Investors Trust Series, Initial Class
2025	79	55.83	57.18	4,838	1.62%	0.70%	1.80%	12.78%	11.53%
2024	87	49.50	51.27	4,798	0.69%	0.70%	1.80%	18.68%	17.36%
2023	108	41.71	43.68	4,993	0.71%	0.70%	1.80%	18.15%	16.85%
2022	129	35.30	37.38	5,141	0.61%	0.70%	1.80%	(17.07)%	(17.99)%
2021	155	42.57	45.58	7,448	0.63%	0.70%	1.80%	25.93%	24.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT Investors Trust Series, Service Class
2025	664	$66.20	$39.84	$35,503	0.59%	0.60%	1.75%	12.64%	11.34%
2024	791	58.77	35.78	37,731	0.45%	0.60%	1.75%	18.50%	17.13%
2023	1,018	49.59	30.55	41,072	0.46%	0.60%	1.75%	17.95%	16.60%
2022	1,203	42.04	26.20	41,340	0.36%	0.60%	1.75%	(17.19)%	(18.14)%
2021	1,366	50.77	32.00	56,861	0.41%	0.60%	1.75%	25.75%	24.30%
MFS VIT Mid Cap Growth Series, Service Class
2025	160	13.40	13.07	2,109	0.00%	0.30%	1.20%	(1.90)%	2.16%
2024	104	12.85	12.79	1,334	0.00%	0.65%	1.20%	13.70%	13.07%
2023	2	11.30	11.31	26	0.00%	0.65%	1.20%	0.80%	4.87%
MFS VIT New Discovery Series, Initial Class
2025	26	73.77	74.24	2,019	0.00%	0.70%	1.80%	12.17%	10.93%
2024	28	65.76	66.93	1,961	0.00%	0.70%	1.80%	5.97%	4.79%
2023	29	62.06	63.87	1,974	0.00%	0.70%	1.80%	13.61%	12.36%
2022	31	54.62	56.84	1,858	0.00%	0.70%	1.80%	(30.25)%	(31.02)%
2021	35	78.31	82.40	3,043	0.00%	0.70%	1.80%	1.09%	(0.03)%
MFS VIT New Discovery Series, Service Class
2025	683	12.86	27.40	40,565	0.00%	0.30%	1.75%	12.22%	10.59%
2024	771	11.46	24.77	41,925	0.00%	0.30%	1.75%	(0.36)%	4.57%
2023	868	49.00	23.69	45,900	0.00%	0.60%	1.75%	13.57%	12.26%
2022	969	43.15	21.10	45,049	0.00%	0.60%	1.75%	(30.41)%	(31.22)%
2021	871	62.01	30.68	57,785	0.00%	0.60%	1.75%	0.96%	(0.20)%
MFS VIT Research Series, Initial Class
2025	80	60.99	62.41	5,381	0.96%	0.70%	1.80%	12.06%	10.82%
2024	87	54.43	56.31	5,224	0.60%	0.70%	1.80%	18.04%	16.72%
2023	96	46.11	48.24	4,946	0.51%	0.70%	1.80%	21.57%	20.23%
2022	102	37.93	40.13	4,368	0.45%	0.70%	1.80%	(17.79)%	(18.70)%
2021	120	46.14	49.36	6,260	0.53%	0.70%	1.80%	23.93%	22.56%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT Research Series, Service Class
2025	51	$72.16	$41.61	$3,032	0.15%	0.60%	1.75%	11.89%	10.60%
2024	60	64.49	37.63	3,238	0.37%	0.60%	1.75%	17.85%	16.48%
2023	71	54.72	32.30	3,230	0.25%	0.60%	1.75%	21.39%	19.99%
2022	80	45.08	26.92	3,011	0.18%	0.60%	1.75%	(17.93)%	(18.87)%
2021	89	54.93	33.18	4,109	0.33%	0.60%	1.75%	23.77%	22.34%
MFS VIT Total Return Bond Series, Service Class
2025	19,184	14.62	11.17	250,094	4.17%	0.60%	1.75%	6.30%	5.07%
2024	21,871	13.76	10.63	269,144	4.04%	0.60%	1.75%	1.72%	0.53%
2023	24,119	13.52	10.57	292,815	2.94%	0.60%	1.75%	6.49%	5.26%
2022	26,559	12.70	10.04	303,873	2.39%	0.60%	1.75%	(14.70)%	(15.68)%
2021	29,030	14.89	11.91	391,163	2.54%	0.60%	1.75%	(1.66)%	(2.80)%
MFS VIT Total Return Series, Initial Class
2025	277	44.15	41.06	12,241	2.66%	0.70%	1.80%	10.39%	9.17%
2024	322	39.99	37.61	12,972	2.46%	0.70%	1.80%	6.99%	5.80%
2023	377	37.38	35.55	14,261	2.01%	0.70%	1.80%	9.67%	8.46%
2022	438	34.08	32.77	15,229	1.62%	0.70%	1.80%	(10.21)%	(11.20)%
2021	495	37.96	36.91	19,285	1.82%	0.70%	1.80%	13.32%	12.07%
MFS VIT Total Return Series, Service Class
2025	1,216	34.27	38.80	37,886	2.51%	0.60%	1.80%	10.25%	8.92%
2024	1,256	31.08	35.63	37,797	2.29%	0.60%	1.80%	6.81%	5.52%
2023	1,284	29.10	33.76	39,421	1.82%	0.60%	1.80%	9.56%	8.24%
2022	1,465	26.56	31.19	41,300	1.40%	0.60%	1.80%	(10.38)%	(11.46)%
2021	1,682	29.63	35.23	53,045	1.62%	0.60%	1.80%	13.15%	11.79%
MFS VIT Utilities Series, Initial Class
2025	23	73.00	64.09	1,553	3.01%	0.70%	1.65%	14.21%	13.11%
2024	27	63.92	56.66	1,658	2.25%	0.70%	1.65%	10.88%	9.81%
2023	31	57.65	51.60	1,684	3.51%	0.70%	1.65%	(2.79)%	(3.72)%
2022	31	59.30	53.59	1,761	2.48%	0.70%	1.65%	0.05%	(0.90)%
2021	33	59.27	54.08	1,884	1.62%	0.70%	1.65%	13.29%	12.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT Utilities Series, Service Class
2025	339	$68.97	$23.68	$15,832	2.68%	0.60%	1.75%	14.07%	12.75%
2024	394	60.46	21.00	16,271	2.07%	0.60%	1.75%	10.67%	9.39%
2023	467	54.63	19.20	17,690	3.33%	0.60%	1.75%	(2.91)%	(4.03)%
2022	504	56.27	20.01	19,638	2.10%	0.60%	1.75%	(0.12)%	(1.27)%
2021	642	56.34	20.27	25,021	1.48%	0.60%	1.75%	13.14%	11.83%
MFS VIT Value Series, Service Class
2025	3,097	45.79	32.64	125,958	1.38%	0.60%	1.75%	12.09%	10.80%
2024	3,584	40.85	29.46	130,581	1.41%	0.60%	1.75%	10.68%	9.40%
2023	4,319	36.91	26.93	142,788	1.40%	0.60%	1.75%	6.99%	5.76%
2022	4,835	34.50	25.46	150,061	1.07%	0.60%	1.75%	(6.70)%	(7.78)%
2021	5,868	36.98	27.61	196,057	1.14%	0.60%	1.75%	24.41%	22.97%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2024	-	-	-	-	2.08%	0.90%	1.65%	8.24%	7.07%
2023	400	13.10	10.85	5,087	1.92%	0.60%	1.75%	9.81%	8.54%
2022	426	11.93	10.00	5,023	3.95%	0.60%	1.75%	(26.64)%	(27.49)%
2021	457	16.26	13.78	7,402	4.03%	0.60%	1.75%	23.09%	21.67%
Morgan Stanley VIF Global Strategist Portfolio, Class II
2025	50	12.01	12.01	597	0.00%	1.20%	1.20%	15.95%	15.95%
2024	39	10.36	10.36	400	0.00%	1.20%	1.20%	6.13%	6.13%
2023	20	9.76	9.76	198	1.30%	1.20%	1.20%	12.58%	12.58%
2022	2	8.67	8.67	17	0.00%	1.20%	1.20%	(1.27)%	(1.27)%
Morgan Stanley VIF Growth Portfolio, Class II
2025	19	15.87	15.87	305	0.00%	1.20%	1.20%	33.76%	33.76%
2024	7	11.86	11.86	78	0.00%	1.20%	1.20%	53.73%	53.73%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
PIMCO VIT All Asset Portfolio, Advisor Class
2025	258		$14.02	$14.79	$4,028	4.77%	0.75%	1.75%	13.34%	12.20%
2024	260		12.37	13.19	3,640	6.11%	0.75%	1.75%	2.79%	1.76%
2023	372		12.03	12.96	5,005	3.03%	0.75%	1.75%	7.21%	6.14%
2022	175		11.22	12.21	2,183	4.43%	0.75%	1.75%	(12.53)%	(13.41)%
2021	518		12.83	14.10	7,526	11.08%	0.75%	1.75%	15.17%	14.01%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
2025	0	*	10.58	10.58	5	2.71%	0.30%	0.30%	18.31%	18.31%
2024	1		8.94	8.94	5	2.07%	0.30%	0.30%	3.65%	3.65%
2023	1		8.63	8.63	5	15.77%	0.30%	0.30%	(8.21)%	(8.21)%
2022	1		9.40	9.40	6	10.91%	0.30%	0.30%	(0.74)%	(0.74)%
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
2025	337		17.16	15.93	5,357	6.13%	1.00%	1.75%	13.92%	13.06%
2024	347		15.06	14.09	4,987	4.61%	1.00%	1.75%	7.93%	7.11%
2023	389		13.96	13.15	5,254	3.21%	1.00%	1.75%	12.51%	11.67%
2022	400		12.40	11.78	4,891	4.36%	1.00%	1.75%	(17.44)%	(18.06)%
2021	446		15.02	14.37	6,630	9.81%	1.00%	1.75%	7.43%	6.62%
PIMCO VIT High Yield Portfolio, Advisor Class
2025	92		11.96	11.39	1,076	6.18%	0.30%	1.30%	8.52%	7.43%
2024	70		11.02	10.60	762	5.76%	0.30%	1.30%	6.46%	5.39%
2023	41		10.35	10.06	419	5.58%	0.30%	1.30%	11.77%	10.65%
2022	20		9.26	9.09	186	4.23%	0.30%	1.30%	(10.65)%	(11.54)%
2021	12		10.31	10.28	127	1.03%	1.00%	1.30%	0.77%	0.51%
PIMCO VIT Income Portfolio, Advisor Class
2025	512		11.64	11.09	5,828	5.05%	0.30%	1.30%	9.75%	8.65%
2024	272		10.61	10.20	2,837	5.69%	0.30%	1.30%	4.99%	3.93%
2023	93		10.10	9.82	920	5.21%	0.30%	1.30%	7.82%	6.74%
2022	66		9.37	9.20	613	3.60%	0.30%	1.30%	(8.15)%	(9.06)%
2021	36		10.20	10.12	362	0.75%	0.30%	1.30%	0.29%	(0.53)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	1,481	$6.66	$10.38	$15,554	3.18%	0.30%	1.75%	5.87%	4.33%
2024	1,719	6.29	9.95	17,473	2.63%	0.30%	1.75%	(6.39)%	(7.76)%
2023	1,778	6.72	10.79	19,529	2.28%	0.30%	1.75%	3.57%	2.07%
2022	1,893	6.49	10.57	20,470	1.83%	0.30%	1.75%	(29.16)%	(30.19)%
2021	1,953	9.16	15.14	30,193	1.45%	0.30%	1.75%	(5.17)%	(6.54)%
PIMCO VIT Low Duration Portfolio, Advisor Class
2025	10,194	10.67	9.68	111,358	3.85%	0.30%	1.75%	5.10%	3.58%
2024	11,181	10.16	9.35	116,941	3.89%	0.30%	1.75%	4.08%	2.56%
2023	11,696	9.76	9.11	118,346	3.50%	0.30%	1.75%	4.55%	3.04%
2022	12,973	9.33	8.85	126,469	1.54%	0.30%	1.75%	(6.12)%	(7.48)%
2021	14,088	9.94	9.56	147,419	0.43%	0.30%	1.75%	(1.32)%	(2.76)%
PIMCO VIT Real Return Portfolio, Advisor Class
2025	15,268	10.91	10.83	189,598	3.22%	0.30%	1.75%	7.42%	5.86%
2024	17,544	10.15	10.23	204,511	2.53%	0.30%	1.75%	1.72%	0.24%
2023	18,755	9.98	10.21	216,877	2.89%	0.30%	1.75%	3.26%	1.76%
2022	20,877	9.67	10.03	235,467	6.75%	0.30%	1.75%	(12.26)%	(13.53)%
2021	23,187	11.02	11.60	300,617	4.94%	0.30%	1.75%	5.16%	3.64%
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	8,045	11.56	10.53	92,842	4.37%	0.30%	1.75%	4.25%	2.74%
2024	7,619	11.09	10.25	84,982	4.91%	0.30%	1.75%	5.63%	4.09%
2023	6,992	10.50	9.85	74,504	4.38%	0.30%	1.75%	5.48%	3.96%
2022	6,783	9.95	9.48	69,195	1.51%	0.30%	1.75%	(0.55)%	(1.99)%
2021	6,407	10.01	9.67	66,445	0.99%	0.30%	1.75%	(0.45)%	(1.90)%
PIMCO VIT Total Return Portfolio, Advisor Class
2025	44,677	9.99	10.87	550,345	4.01%	0.30%	1.75%	8.46%	6.88%
2024	49,481	9.21	10.17	568,259	3.94%	0.30%	1.75%	2.12%	0.63%
2023	51,807	9.02	10.10	589,668	3.46%	0.30%	1.75%	5.51%	3.98%
2022	55,640	8.55	9.72	606,616	2.42%	0.30%	1.75%	(14.64)%	(15.88)%
2021	59,431	10.02	11.55	767,115	1.73%	0.30%	1.75%	(1.66)%	(3.09)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Protective Life Dynamic Allocation Series Conservative Portfolio
2025	2,872	$12.94	$12.71	$37,747	2.23%	0.30%	1.75%	10.83%	9.22%
2024	3,143	11.67	11.63	37,656	1.95%	0.30%	1.75%	6.87%	5.31%
2023	3,653	10.92	11.05	41,384	1.97%	0.30%	1.75%	11.11%	9.50%
2022	3,810	9.83	10.09	39,579	1.08%	0.30%	1.75%	(16.95)%	(18.15)%
2021	3,608	11.53	12.32	46,054	0.90%	0.75%	1.75%	7.91%	6.82%
Protective Life Dynamic Allocation Series Growth Portfolio
2025	1,765	19.12	17.12	32,847	1.43%	0.90%	1.75%	18.41%	13.98%
2024	2,490	12.52	15.02	40,535	1.50%	0.75%	1.75%	6.33%	12.14%
2023	3,192	11.77	13.39	46,002	1.75%	0.75%	1.75%	17.45%	16.28%
2022	3,907	10.02	11.52	48,110	1.09%	0.75%	1.75%	(20.17)%	(20.97)%
2021	4,163	15.73	14.58	64,736	0.88%	0.90%	1.75%	19.71%	18.68%
Protective Life Dynamic Allocation Series Moderate Portfolio
2025	52,768	13.27	13.97	719,120	1.97%	0.75%	1.75%	11.86%	10.73%
2024	57,262	11.86	12.62	700,424	1.84%	0.75%	1.75%	8.38%	7.28%
2023	61,127	10.94	11.76	692,497	1.77%	0.75%	1.75%	12.68%	11.55%
2022	57,847	9.71	10.55	585,407	1.04%	0.75%	1.75%	(18.21)%	(19.03)%
2021	41,543	11.88	13.02	524,872	0.78%	0.75%	1.75%	11.48%	10.36%
Royce Capital Fund Micro-Cap Portfolio, Service Class
2025	504	30.18	18.56	12,318	0.00%	0.70%	1.75%	12.78%	11.59%
2024	612	26.76	16.63	13,299	0.00%	0.70%	1.75%	12.48%	11.29%
2023	745	23.79	14.95	14,462	0.00%	0.70%	1.75%	17.73%	16.49%
2022	454	20.21	12.83	8,004	0.00%	0.70%	1.75%	(23.19)%	(24.00)%
2021	912	26.31	16.88	19,767	0.00%	0.70%	1.75%	28.62%	27.26%
Royce Capital Fund Small-Cap Portfolio, Service Class
2025	4,503	30.97	20.90	113,912	2.13%	0.60%	1.75%	8.07%	6.83%
2024	4,958	28.66	19.57	116,682	0.94%	0.60%	1.75%	2.64%	1.44%
2023	6,145	27.92	19.29	141,297	0.69%	0.60%	1.75%	24.78%	23.34%
2022	7,443	22.37	15.64	137,805	0.07%	0.60%	1.75%	(9.96)%	(10.99)%
2021	8,915	24.85	17.57	184,073	1.17%	0.60%	1.75%	27.68%	26.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Rydex Commodities Strategy Fund
2025	2	$6.03	$6.03	$11	4.00%	1.00%	1.00%	3.84%	3.84%
2024	2	5.81	5.81	10	4.19%	1.00%	1.00%	7.20%	7.20%
2023	2	5.42	5.42	10	10.43%	1.00%	1.00%	(7.17)%	(7.17)%
2022	2	5.84	5.84	9	4.72%	1.00%	1.00%	21.66%	21.66%
2021	2	4.80	4.80	10	0.00%	1.00%	1.00%	38.15%	38.15%
Rydex Inverse Government Long Bond Strategy Fund
2025	1	7.75	7.75	10	6.97%	1.00%	1.00%	0.83%	0.83%
2024	1	7.69	7.69	9	4.53%	1.00%	1.00%	15.73%	15.73%
2023	1	6.64	6.64	8	0.00%	1.00%	1.00%	3.19%	3.19%
2022	1	6.44	6.44	8	0.00%	1.00%	1.00%	44.75%	44.75%
2021	2	4.45	4.45	8	0.00%	1.00%	1.00%	(0.04)%	(0.04)%
T. Rowe Price All-Cap Opportunities Portfolio
2025	267	17.39	16.06	4,288	0.00%	0.65%	1.20%	15.55%	14.91%
2024	170	15.05	13.97	2,338	0.09%	0.65%	1.20%	24.34%	23.65%
2023	126	12.10	11.30	1,346	0.33%	0.65%	1.20%	23.71%	3.62%
2022	64	7.85	7.85	503	0.00%	0.75%	0.75%	(22.10)%	(22.10)%
2021	12	10.08	10.08	100	0.00%	0.75%	0.75%	0.00%	0.00%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	5,877	17.08	16.27	117,230	0.00%	0.30%	1.30%	18.08%	16.90%
2024	4,187	14.47	13.92	69,803	0.00%	0.30%	1.30%	34.76%	33.41%
2023	2,385	10.73	10.43	27,838	0.00%	0.30%	1.30%	48.51%	47.03%
2022	797	7.23	7.10	5,117	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	235	11.82	11.72	2,730	0.00%	0.30%	1.30%	13.50%	12.56%
T. Rowe Price Health Sciences Portfolio, Class II
2025	3,320	11.58	11.03	38,922	0.00%	0.30%	1.30%	23.11%	16.28%
2024	1,823	10.24	9.49	18,200	0.00%	0.65%	1.30%	0.76%	0.09%
2023	781	10.16	9.48	7,593	0.00%	0.65%	1.30%	7.65%	1.35%
2022	265	8.26	9.35	2,400	0.00%	0.75%	1.30%	(13.34)%	(13.82)%
2021	94	10.88	10.85	1,017	0.00%	1.00%	1.30%	11.42%	11.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Mid-Cap Growth Portfolio, Class II
2025	657	$12.41	$12.09	$8,119	0.00%	0.65%	1.20%	2.62%	2.06%
2024	391	12.10	11.85	4,707	0.00%	0.65%	1.20%	8.32%	7.72%
2023	23	11.17	11.00	257	0.00%	0.65%	1.20%	8.70%	11.24%
T. Rowe Price Moderate Allocation Portfolio
2025	2,529	13.53	13.19	34,065	2.36%	0.65%	1.20%	13.76%	13.13%
2024	1,864	11.90	11.66	22,064	2.60%	0.65%	1.20%	9.34%	8.73%
2023	757	10.88	10.72	8,171	3.26%	0.65%	1.20%	12.48%	8.81%
2022	44	8.03	8.03	351	1.12%	0.75%	0.75%	(18.93)%	(18.93)%
Templeton Developing Markets VIP Fund, Class 2
2025	557	15.79	15.41	9,327	0.56%	0.30%	1.75%	45.83%	43.72%
2024	723	10.83	10.72	8,395	4.18%	0.30%	1.75%	7.34%	8.44%
2023	665	10.08	10.26	7,270	2.46%	0.30%	1.65%	12.29%	10.77%
2022	243	8.98	9.26	2,397	2.55%	0.30%	1.65%	(22.22)%	(23.27)%
2021	223	11.55	12.07	2,857	1.36%	0.30%	1.65%	(6.02)%	(7.29)%
Templeton Foreign VIP Fund, Class 2
2025	3,392	19.50	13.98	61,656	2.41%	0.60%	1.75%	28.42%	26.94%
2024	3,588	15.19	11.01	51,539	2.44%	0.60%	1.75%	(1.59)%	(2.74)%
2023	4,642	15.43	11.32	67,307	3.22%	0.60%	1.75%	20.04%	18.65%
2022	5,585	12.86	9.54	67,901	2.71%	0.60%	1.75%	(8.16)%	(9.22)%
2021	5,308	14.00	10.51	71,083	2.01%	0.60%	1.75%	3.53%	2.34%
Templeton Global Bond VIP Fund, Class 2
2025	13,811	9.35	8.08	147,248	0.00%	0.30%	1.75%	15.38%	13.71%
2024	16,157	8.11	7.10	150,067	0.00%	0.30%	1.75%	(11.64)%	(12.93)%
2023	16,993	9.17	8.16	180,892	0.00%	0.30%	1.75%	2.58%	1.09%
2022	19,212	8.94	8.07	200,903	0.00%	0.30%	1.75%	(5.23)%	(6.61)%
2021	22,014	15.78	8.64	245,408	0.00%	0.60%	1.75%	(5.56)%	(6.65)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Templeton Growth VIP Fund, Class 2
2025	3,301		$22.54	$19.31	$72,746	0.90%	0.60%	1.75%	23.08%	21.66%
2024	3,893		18.31	15.87	69,842	0.94%	0.60%	1.75%	4.77%	3.55%
2023	4,688		17.48	15.33	80,868	3.39%	0.60%	1.75%	20.29%	18.90%
2022	5,214		14.53	12.89	74,950	0.15%	0.60%	1.75%	(12.03)%	(13.05)%
2021	5,600		16.52	14.83	91,730	1.16%	0.60%	1.75%	4.24%	3.04%
VanEck VIP Global Resources Fund, Initial Class
2025	0	*	47.20	47.20	6	2.54%	1.40%	1.40%	34.58%	34.58%
2024	0	*	40.21	34.92	5	3.22%	1.25%	1.80%	5.95%	5.05%
2023	6		37.95	33.24	204	2.77%	1.25%	1.80%	(4.78)%	(5.31)%
2022	7		39.86	35.11	236	1.63%	1.25%	1.80%	7.04%	6.45%
2021	7		37.24	32.98	250	0.42%	1.25%	1.80%	17.44%	16.78%
Vanguard VIF Balanced Portfolio
2025	82		17.22	17.22	1,420	1.86%	0.30%	0.30%	16.11%	16.11%
2024	48		14.83	14.83	710	2.43%	0.30%	0.30%	14.46%	14.46%
2023	79		12.96	12.96	1,018	1.92%	0.30%	0.30%	13.98%	13.98%
2022	71		11.37	11.37	808	1.71%	0.30%	0.30%	(14.56)%	(14.56)%
2021	63		13.31	13.31	832	1.03%	0.30%	0.30%	18.15%	18.15%
Vanguard VIF Capital Growth Portfolio
2025	24		22.72	22.72	536	1.06%	0.30%	0.30%	28.59%	28.59%
2024	14		17.67	17.67	255	1.17%	0.30%	0.30%	13.07%	13.07%
2023	16		15.63	15.63	256	1.20%	0.30%	0.30%	27.60%	27.60%
2022	20		12.25	12.25	249	0.98%	0.30%	0.30%	(15.74)%	(15.74)%
2021	15		14.53	14.53	219	0.81%	0.30%	0.30%	20.63%	20.63%
Vanguard VIF Conservative Allocation Portfolio
2025	141		13.16	13.16	1,850	2.56%	0.30%	0.30%	12.39%	12.39%
2024	137		11.71	11.71	1,599	2.72%	0.30%	0.30%	7.17%	7.17%
2023	137		10.93	10.93	1,493	1.78%	0.30%	0.30%	12.17%	12.17%
2022	123		9.74	9.74	1,198	1.00%	0.30%	0.30%	(15.15)%	(15.15)%
2021	30		11.48	11.48	343	0.25%	0.30%	0.30%	4.19%	4.19%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Diversified Value Portfolio
2025	21	$22.91	$22.91	$491	1.53%	0.30%	0.30%	16.48%	16.48%
2024	21	19.67	19.67	410	1.56%	0.30%	0.30%	14.54%	14.54%
2023	20	17.17	17.17	349	0.87%	0.30%	0.30%	19.77%	19.77%
2022	5	14.34	14.34	67	0.23%	0.30%	0.30%	(11.75)%	(11.75)%
2021	5	16.25	16.25	80	0.78%	0.30%	0.30%	18.46%	18.46%
Vanguard VIF Equity Income Portfolio
2025	125	21.11	21.11	2,644	2.30%	0.30%	0.30%	16.45%	16.45%
2024	58	18.13	18.13	1,055	2.61%	0.30%	0.30%	14.77%	14.77%
2023	49	15.79	15.79	779	2.72%	0.30%	0.30%	7.78%	7.78%
2022	51	14.65	14.65	753	2.52%	0.30%	0.30%	(0.96)%	(0.96)%
2021	44	14.80	14.80	645	0.06%	0.30%	0.30%	20.01%	20.01%
Vanguard VIF Equity Index Portfolio
2025	223	22.83	22.83	5,079	0.90%	0.30%	0.30%	17.35%	17.35%
2024	144	19.45	19.45	2,795	1.26%	0.30%	0.30%	24.47%	24.47%
2023	141	15.63	15.63	2,210	1.40%	0.30%	0.30%	25.74%	25.74%
2022	110	12.43	12.43	1,362	0.98%	0.30%	0.30%	(18.47)%	(18.47)%
2021	60	15.25	15.25	945	0.32%	0.30%	0.30%	27.92%	27.92%
Vanguard VIF Global Bond Index Portfolio
2025	77	9.73	9.73	752	2.08%	0.30%	0.30%	5.38%	5.38%
2024	30	9.24	9.24	273	2.93%	0.30%	0.30%	1.73%	1.73%
2023	30	9.08	9.08	272	1.85%	0.30%	0.30%	6.20%	6.20%
2022	25	8.55	8.55	215	1.98%	0.30%	0.30%	(13.39)%	(13.39)%
2021	15	9.87	9.87	148	0.96%	0.30%	0.30%	(2.23)%	(2.23)%
Vanguard VIF Growth Portfolio
2025	236	20.15	20.15	4,747	0.17%	0.30%	0.30%	16.54%	16.54%
2024	140	17.29	17.29	2,424	0.26%	0.30%	0.30%	32.73%	32.73%
2023	121	13.03	13.03	1,570	0.25%	0.30%	0.30%	39.72%	39.72%
2022	100	9.32	9.32	936	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	55	14.03	14.03	742	0.01%	0.30%	0.30%	16.57%	16.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF High Yield Bond Portfolio
2025	19	$12.90	$12.90	$245	6.04%	0.30%	0.30%	8.86%	8.86%
2024	17	11.85	11.85	198	5.91%	0.30%	0.30%	6.13%	6.13%
2023	18	11.16	11.16	205	4.92%	0.30%	0.30%	11.33%	11.33%
2022	17	10.03	10.03	173	4.68%	0.30%	0.30%	(9.63)%	(9.63)%
2021	13	11.10	11.10	139	5.15%	0.30%	0.30%	3.18%	3.18%
Vanguard VIF International Portfolio
2025	103	13.34	13.34	1,375	0.81%	0.30%	0.30%	19.61%	19.61%
2024	108	11.16	11.16	1,202	1.13%	0.30%	0.30%	8.68%	8.68%
2023	92	10.26	10.26	943	1.56%	0.30%	0.30%	14.31%	14.31%
2022	78	8.98	8.98	701	0.98%	0.30%	0.30%	(30.33)%	(30.33)%
2021	42	12.89	12.89	547	0.06%	0.30%	0.30%	(2.27)%	(2.27)%
Vanguard VIF Mid-Cap Index Portfolio
2025	201	18.43	18.43	3,701	0.98%	0.30%	0.30%	11.21%	11.21%
2024	94	16.57	16.57	1,561	1.37%	0.30%	0.30%	14.73%	14.73%
2023	83	14.44	14.44	1,192	1.40%	0.30%	0.30%	15.48%	15.48%
2022	67	12.51	12.51	834	1.03%	0.30%	0.30%	(19.06)%	(19.06)%
2021	52	15.45	15.45	804	0.47%	0.30%	0.30%	23.33%	23.33%
Vanguard VIF Moderate Allocation Portfolio
2025	88	15.22	15.22	1,337	1.77%	0.30%	0.30%	15.84%	15.84%
2024	52	13.14	13.14	688	2.52%	0.30%	0.30%	9.99%	9.99%
2023	64	11.94	11.94	763	2.03%	0.30%	0.30%	15.20%	15.20%
2022	64	10.37	10.37	660	2.21%	0.30%	0.30%	(16.18)%	(16.18)%
2021	54	12.37	12.37	664	0.71%	0.30%	0.30%	9.50%	9.50%
Vanguard VIF Money Market Portfolio
2025	165	11.44	11.44	1,891	4.09%	0.30%	0.30%	3.87%	3.87%
2024	143	11.01	11.01	1,572	5.07%	0.30%	0.30%	4.88%	4.88%
2023	157	10.50	10.50	1,650	4.92%	0.30%	0.30%	4.67%	4.67%
2022	186	10.03	10.03	1,870	2.10%	0.30%	0.30%	0.60%	0.60%
2021	33	9.97	9.97	325	0.01%	0.30%	0.30%	(0.29)%	(0.29)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Real Estate Index Portfolio
2025	84	$13.58	$13.58	$1,142	2.22%	0.30%	0.30%	2.80%	2.80%
2024	48	13.21	13.21	635	2.97%	0.30%	0.30%	4.43%	4.43%
2023	41	12.65	12.65	515	2.43%	0.30%	0.30%	11.36%	11.36%
2022	29	11.36	11.36	331	1.72%	0.30%	0.30%	(26.52)%	(26.52)%
2021	19	15.46	15.46	287	0.35%	0.30%	0.30%	39.58%	39.58%
Vanguard VIF Short-Term Investment-Grade Portfolio
2025	291	11.17	11.17	3,255	3.79%	0.30%	0.30%	6.53%	6.53%
2024	237	10.48	10.48	2,483	3.38%	0.30%	0.30%	4.58%	4.58%
2023	233	10.02	10.02	2,331	1.93%	0.30%	0.30%	5.84%	5.84%
2022	167	9.47	9.47	1,579	1.44%	0.30%	0.30%	(6.00)%	(6.00)%
2021	142	10.08	10.08	1,430	0.19%	0.30%	0.30%	(0.82)%	(0.82)%
Vanguard VIF Total Bond Market Index Portfolio
2025	812	9.66	9.66	7,838	2.53%	0.30%	0.30%	6.62%	6.62%
2024	386	9.06	9.06	3,496	2.61%	0.30%	0.30%	0.94%	0.94%
2023	295	8.97	8.97	2,651	2.38%	0.30%	0.30%	5.26%	5.26%
2022	199	8.53	8.53	1,701	1.58%	0.30%	0.30%	(13.47)%	(13.47)%
2021	115	9.85	9.85	1,136	1.16%	0.30%	0.30%	(2.10)%	(2.10)%
Vanguard VIF Total International Stock Market Index Portfolio
2025	304	17.27	17.27	5,256	2.11%	0.30%	0.30%	31.65%	31.65%
2024	146	13.11	13.11	1,920	2.97%	0.30%	0.30%	4.74%	4.74%
2023	114	12.52	12.52	1,432	2.83%	0.30%	0.30%	15.20%	15.20%
2022	106	10.87	10.87	1,151	2.14%	0.30%	0.30%	(16.26)%	(16.26)%
2021	42	12.98	12.98	546	0.57%	0.30%	0.30%	8.16%	8.16%
Vanguard VIF Total Stock Market Index Portfolio
2025	362	22.09	22.09	7,991	1.00%	0.30%	0.30%	16.58%	16.58%
2024	223	18.95	18.95	4,225	1.30%	0.30%	0.30%	23.34%	23.34%
2023	185	15.36	15.36	2,836	1.08%	0.30%	0.30%	25.57%	25.57%
2022	153	12.23	12.23	1,873	0.97%	0.30%	0.30%	(19.83)%	(19.83)%
2021	77	15.26	15.26	1,179	0.74%	0.30%	0.30%	24.83%	24.83%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Western Asset Core Plus VIT Portfolio, Class II
2025	501	$9.11	$8.98	$4,583	4.22%	1.00%	1.30%	6.62%	6.29%
2024	532	8.54	8.45	4,566	8.81%	1.00%	1.30%	(1.86)%	(2.16)%
2023	466	8.71	8.63	4,060	3.72%	1.00%	1.30%	5.37%	5.06%
2022	421	8.26	8.22	3,471	2.43%	1.00%	1.30%	(18.11)%	(18.35)%
2021	227	10.09	10.06	2,287	2.05%	1.00%	1.30%	(0.29)%	(0.54)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.